As Filed With The Securities and Exchange Commission on April 28, 2000

                                                    File Nos.        33-58502
                                                                     811-4865

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                          [   ]
         Post-Effective Amendment No.                         [7]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                                        [30]

                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT A

                           (Exact Name of Registrant)

            American International Life Assurance Company of New York

                               (Name of Depositor)

                       80 Pine Street, New York, NY 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (302) 594-2978

               (Depositor's Telephone Number, including Area Code)

                             Kenneth D. Walma, Esq.
                           AIG Life Insurance Company

                                 One Alico Plaza

                           Wilmington, Delaware 19899

                     (Name and Address of Agent for Service)

            Copies to:

         Michael Berenson, Esq.         and   Ernest T. Patrikis, Esq.
         Jorden Burt Boros Cicchetti          American International Group, Inc.
         Berenson & Johnson LLP               70 Pine Street
         1025 Thomas Jefferson Street, N.W.   New York, NY  10270
         Washington, DC  200007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of Rule 485
------

  X   on May 1, 2000  pursuant to paragraph (b) of Rule 485
-----    ------------

___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485 on ______ pursuant to paragraph (a)(i) of Rule 485
------

___ on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contract.

                                     PART A

                                   PROSPECTUS

                            OVATION VARIABLE ANNUITY

                                    issued by

            American International Life Assurance Company of New York

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has seventeen investment options to which you can allocate your money -- sixteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio
Growth & Income Portfolio
High-Yield  Portfolio
International  Portfolio
Money Market Portfolio
North American  Government  Income Portfolio
Premier Growth Portfolio
Quasar Portfolio
Real Estate  Investment  Portfolio
Technology  Portfolio
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
Utility Income Portfolio
Worldwide Privatization  Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2000

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS

=====================================================================
We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                           Owner Transaction Expenses

Sales Load................................................................  None

Surrender Charge (as a percentage of premium surrendered)
     Premium Year 1.......................................................    6%
     Premium Year 2.......................................................    6%
     Premium Year 3.......................................................    5%
     Premium Year 4.......................................................    5%
     Premium Year 5.......................................................    4%
     Premium Year 6.......................................................    3%
     Premium Year 7.......................................................    2%
     Thereafter...........................................................  None

Transfer Fee

     First 12 Per Contract Year...........................................  None
     Thereafter...........................................................   $10

Contract Maintenance Fee (waived if Contract Value is $50,000 or greater) $30/yr

Variable Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.....................................1.25%
     Administrative Charge................................................ 0.15%
                                                                           =====
     Total Variable Account Annual Expenses............................... 1.40%




                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)

                                                            Management       Other           Total Annual
                                                              Fees           Expenses(1)     Portfolio Expenses(2)

Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         0.65%           0.25%            0.90%
Global Dollar Government Portfolio                            0.12%           0.83%            0.95%
Growth Portfolio                                              0.75%           0.09%            0.84%
Growth and Income Portfolio                                   0.63%           0.08%            0.71%
High-Yield Portfolio                                          0.60%           0.35%            0.95%
International Portfolio                                       0.69%           0.26%            0.95%
Money Market Portfolio                                        0.50%           0.14%            0.64%
North American Government Income Portfolio                    0.61%           0.34%            0.95%
Premier Growth Portfolio                                      1.00%           0.05%            1.05%
Quasar Portfolio                                              0.81%           0.14%            0.95%
Real Estate Investment Portfolio                              0.49%           0.46%            0.95%
Technology Portfolio                                          0.86%           0.09%            0.95%
Total Return Portfolio                                        0.63%           0.23%            0.86%
U.S. Government/High Grade Securities Portfolio               0.60%           0.26%            0.86%
Utility Income Portfolio                                      0.72%           0.23%            0.95%
Worldwide Privatization Portfolio                             0.63%           0.32%            0.95%

(1) Other expenses are based on the expenses outlined in the prospectus for the Alliance Variable Products Series Funds, Inc.

(2) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 1999, were as follows:

                  Global Bond Portfolio                                1.04%
                  Global Dollar Government Portfolio                   2.29%
                  High-Yield Portfolio                                 1.40%
                  International Portfolio                              1.36%
                  North American Government Income Portfolio           1.20%
                  Quasar Portfolio                                     1.19%
                  Real Estate Investment Portfolio                     1.72%
                  Technology Portfolio                                 1.12%
                  Utility Income Portfolio                             1.14%
                  Worldwide Privatization Portfolio                    1.46%

Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                         If you surrender after:

                                                         1 Year    3 Years    5 Years      10 Years

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio                                     $78       $119        $162           $270
Global Dollar Government Portfolio                         78        120         165            275
Growth Portfolio                                           77        117         159            264
Growth & Income Portfolio                                  76        113         152            250
High-Yield Portfolio                                       78        120         165            275
International Portfolio                                    78        120         165            275
Money Market Portfolio                                     75        111         149            243
North American Government Income Portfolio                 78        120         165            275
Premier  Growth  Portfolio                                 79        123         170            285
Quasar Portfolio                                           78        120         165            275
Real Estate Investment Portfolio                           78        120         165            275
Technology   Portfolio                                     78        120         165            275
Total Return Portfolio                                     78        117         160            266
U.S. Government/High Grade Securities Portfolio            77        117         160            266
Utility Income Portfolio                                   78        120         165            275
Worldwide Privatization  Portfolio                         78        120         165            275





                                  If  you  annuitize  or do not surrender after:

                                                          1 Year     3 Years      5 Years      10 Years

Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                      24        $74        $126           $270
Global Dollar Government Portfolio                         24         75         129            275
Growth Portfolio                                           23         72         123            264
Growth & Income Portfolio                                  22         68         116            250
High-Yield Portfolio                                       24         75         129            275
International Portfolio                                    24         75         129            275
Money Market Portfolio                                     21         66         113            243
North American Government Income Portfolio                 24         75         129            275
Premier  Growth  Portfolio                                 25         78         134            285
Quasar Portfolio                                           24         75         129            275
Real Estate Investment Portfolio                           24         75         129            275
Technology Portfolio                                       24         75         129            275
Total Return Portfolio                                     24         72         124            266
U.S. Government/High Grade Securities Portfolio            24         72         124            266
Utility Income Portfolio                                   24         75         129            275
Worldwide Privatization  Portfolio                         24         75         129            275


The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are contained in the appendix.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

===============================================================
                               INVESTMENT OPTIONS

===============================================================


Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio - seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio - seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio - seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

International Portfolio - seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio - seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

North American Government Income Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies. Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

Real Estate Investment Portfolio - seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio - seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio - seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio - seeks high current income consistent with preservation of capital.

Utility Income Portfolio - seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio - seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administration services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.


Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits that are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments and to provide the death benefit and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age              Annual Charge

                  0-59                           0.07%
                  60+                            0.20%

Annual Ratchet Plan                              0.10%

Accidental Death Benefit                         0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:


Premium Year         1     2     3    4     5     6     7        Thereafter

Surrender Charge     6%    6%    5%   5%    4%    3%    2%            0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract to each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances that we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value is available in the following ways:

o by surrendering all or part of your Contract Value during the accumulation phase;

o    by receiving annuity payments during the income phase;

o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

o    the NYSE is closed (other than a customary weekend and holiday closings);

o    trading on the NYSE is restricted;

o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your premium may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option. However, if the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Owner Before the Annuity Date

If you (and a joint owner, if applicable) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

     (1)  you select it on the application; and

     (2)  the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3)  an amount equal to (a) plus (b) where:

          (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

     o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

     o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

     o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

     o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

     o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

     o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b)  is equal to all premium paid after the first Contract Anniversary
               following  your  85th   birthday,   adjusted  for  surrenders  as
               described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

     (1)  you select it on the application;

     (2)  the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

     (1)  the Contract Value as of the date the death benefit is determined; or

     (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1)  you select it on the Application; and

     (2)  the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant shall be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the contract were surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying portfolio level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the portfolio level since the variable account level total return reflects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

          (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

          (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

          (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

          (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

          (1)  after you reach age 59 1/2;

          (2)  to your beneficiary after you die;

          (3)  after you become disabled;

          (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

          (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the owner of a contract, certain distributions must be made:

C If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the owner's death;

C If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

C If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

C If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

C If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

          o    Individual Retirement Annuities ("IRAs");

          o    Roth IRAs;

          o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

          o    Keogh Plans; and

          o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2 , and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of American International Life Assurance Company of New Yorkand of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                        1999             1998          1997             1996         1995
                                                  ---------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        14.32            12.73            12.82         12.24         9.94
             End of Period                              13.26            14.32            12.73         12.82        12.24
      Accum Units o/s @ end of period              143,078.76       170,885.41       161,242.31    145,722.74    76,604.28
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        12.54            16.24            14.55         11.81         9.73
             End of Period                              15.59            12.54            16.24         14.55        11.81
      Accum Units o/s @ end of period              111,574.88       145,266.04       179,585.93     76,451.58    16,171.63
GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        28.85            22.73            17.73         13.99        10.48
             End of Period                              38.26            28.85            22.73         17.73        13.99
      Accum Units o/s @ end of period            1,666,132.37     1,653,158.58     1,695,515.74  1,541,465.58   777,108.88
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        28.74            24.11            18.99         15.52        11.57
             End of Period                              31.57            28.74            24.11         18.99        15.52
      Accum Units o/s @ end of period            2,088,797.99     2,005,770.75     1,868,628.86  1,324,216.31   502,667.80
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                         9.78            10.30             N/A          N/A         N/A
             End of Period                               9.40             9.78            10.30         N/A         N/A
      Accum Units o/s @ end of period              311,807.12       161,632.20         4,116.47         N/A         N/A
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        14.68            13.17            12.92         12.22        11.27
             End of Period                              20.29            14.68            13.17         12.92        12.22
      Accum Units o/s @ end of period              629,923.79       658,768.46       612,030.95    525,023.12   228,254.81
MONEY MARKET PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        11.79            11.39            10.99         10.64        10.27
             End of Period                              12.17            11.79            11.39         10.99        10.64
      Accum Units o/s @ end of period            1,440,087.19     1,165,714.86       919,968.32    890,464.95   551,555.84
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        13.70            13.35            12.35         10.55         8.71
             End of Period                              14.71            13.70            13.35         12.35        10.55
      Accum Units o/s @ end of period              452,117.14       506,676.27       469,970.73    279,368.63    95,031.46
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        35.54            24.36            18.45         15.25        10.66
             End of Period                              46.37            35.54            24.36         18.45        15.25
      Accum Units o/s @ end of period            2,092,120.32     1,758,411.11     1,441,993.79  1,026,432.81   420,662.68
QUASAR PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        11.66            12.38            10.58         10.00        N/A
             End of Period                              13.46            11.66            12.38         10.58        N/A
      Accum Units o/s @ end of period              756,712.16       902,341.60       629,523.13    179,808.73        N/A
REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                         9.71            12.16             N/A         N/A           N/A
             End of Period                               9.09             9.71            12.16        N/A           N/A
      Accum Units o/s @ end of period              191,461.45       200,970.16       184,436.41        N/A           N/A
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        18.48            11.44            10.90         10.00        N/A
             End of Period                              32.02            18.48            11.44         10.90        N/A
      Accum Units o/s @ end of period            1,399,804.13       959,429.79     1,033,596.21    431,529.41        N/A
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        18.62            16.14            13.52         11.90         9.75
             End of Period                              19.56            18.62            16.14         13.52        11.90
      Accum Units o/s @ end of period              521,657.49       558,929.44       568,896.78    455,709.19   121,094.82
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        13.16            12.33            11.50         11.38         9.66
             End of Period                              12.66            13.16            12.33         11.50        11.38
      Accum Units o/s @ end of period              704,381.77       760,115.22       601,935.75    552,183.99   390,483.21
UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        18.75            15.35            12.38         11.64         9.71
             End of Period                              22.08            18.75            15.35         12.38        11.64
      Accum Units o/s @ end of period              367,300.62       356,279.99       341,317.44    305,608.09   103,042.86
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                        15.35            14.04            12.86         11.01        10.05
             End of Period                              24.04            15.35            14.04         12.86        11.01
      Accum Units o/s @ end of period              520,828.28       495,811.65       495,269.51    224,339.58    62,769.30



                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                  (continued)


                                                      1994         1993      1992
                                                -----------------------------------
                                                -----------------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.61        10.00      N/A
             End of Period                             9.94        10.61      N/A
      Accum Units o/s @ end of period             27,806.30     5,589.55      N/A
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.00        N/A        N/A
             End of Period                             9.73        N/A        N/A
      Accum Units o/s @ end of period              5,958.18        N/A        N/A
GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      11.13        10.00      10.00
             End of Period                            10.48        11.13      10.00
      Accum Units o/s @ end of period             56,104.84    35,271.53   2,081.43
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      11.76        10.66      10.00
             End of Period                            11.57        11.76      10.66
      Accum Units o/s @ end of period            179,245.69    37,573.04   7,731.36
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                     N/A          N/A         N/A
             End of Period                           N/A          N/A         N/A
      Accum Units o/s @ end of period                N/A          N/A         N/A
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.69        10.00      N/A
             End of Period                            11.27        10.69      N/A
      Accum Units o/s @ end of period            122,616.95    22,441.08      N/A
MONEY MARKET PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.07        10.00      N/A
             End of Period                            10.27        10.07      N/A
      Accum Units o/s @ end of period            206,034.73     1,590.74      N/A
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.00        N/A        N/A
             End of Period                             8.71        N/A        N/A
      Accum Units o/s @ end of period             89,164.68        N/A        N/A
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.00        N/A        N/A
             End of Period                            10.66        N/A        N/A
      Accum Units o/s @ end of period            108,111.20        N/A        N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      N/A          N/A        N/A
             End of Period                            N/A          N/A        N/A
      Accum Units o/s @ end of period                 N/A          N/A        N/A
REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      N/A          N/A        N/A
             End of Period                            N/A          N/A        N/A
      Accum Units o/s @ end of period                 N/A          N/A        N/A
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      N/A          N/A        N/A
             End of Period                            N/A          N/A        N/A
      Accum Units o/s @ end of period                 N/A          N/A        N/A
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.00        N/A        N/A
             End of Period                             9.75        N/A        N/A
      Accum Units o/s @ end of period              4,871.12        N/A        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.17        10.00      N/A
             End of Period                             9.66        10.17      N/A
      Accum Units o/s @ end of period             75,881.31     7,608.84      N/A
UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.00       N/A         N/A
             End of Period                             9.71       N/A         N/A
      Accum Units o/s @ end of period             13,690.19       N/A         N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      10.00       N/A         N/A
             End of Period                            10.05       N/A         N/A
      Accum Units o/s @ end of period              6,357.69       N/A         N/A




*Premium under the contract was first invested in the Portfolios as listed below:

         Global Bond Portfolio                             July 15, 1991
         Global Dollar Government Portfolio                May 2, 1994
         Growth Portfolio                                  September 15, 1994
         Growth and Income Portfolio                       January 14, 1991
         High-Yield Portfolio                              October 27, 1997
         International Portfolio                           December 28, 1992
         Money Market Portfolio                            December 28, 1992
         North American Government Income Portfolio        May 3, 1994
         Premier Growth Portfolio                          June 26, 1992
         Quasar Portfolio                                  August 5, 1996
         Real Estate Investment Portfolio                  January 9, 1997
         Technology Portfolio                              January 11, 1996
         Total Return Portfolio                            December 28, 1992
         U.S. Government/High Grade Securities Portfolio   September 17, 1992
         Utility Income Portfolio                          May 10, 1994
         Worldwide Privatization Portfolio                 September 23, 1994

================================================================
                              TABLE OF CONTENTS OF

                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data
         Tax Deferred Accumulation

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                                   PROSPECTUS

                            PARADIGM VARIABLE ANNUITY

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has eighteen investment options to which you can allocate your money -- seventeen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account which earns a minimum of 3% interest. The variable investment options are portfolios of the Mitchell Hutchins Series Trust or the Alliance Variable Products Series Fund, Inc.

Mitchell  Hutchins Series Trust
(managed by Mitchell Hutchins Asset Managment Inc.)

Balanced  Portfolio                   High Income Portfolio
Global Income  Portfolio              Small Cap Portfolio
Growth Portfolio                      Strategic Income Portfolio
Growth and Income Portfolio           Tactical Allocation Portfolio

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Growth Portfolio                      Quasar Portfolio
Growth  and  Income Portfolio         Real Estate  Investment Portfolio
International Portfolio               Technology Portfolio
Money  Market Portfolio               U.S.  Government/High  Grade  Securities
Premier  Growth Portfolio             Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 728-7819 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.


Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2000

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS

=====================================================================
We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                           Owner Transaction Expenses

Sales Load..............................................................   None

Surrender Charge (as a percentage of premium surrendered)
     Premium Year 1.....................................................     6%
     Premium Year 2.....................................................     6%
     Premium Year 3.....................................................     5%
     Premium Year 4.....................................................     5%
     Premium Year 5.....................................................     4%
     Premium Year 6.....................................................     3%
     Premium Year 7.....................................................     2%
     Thereafter.........................................................   None

Transfer Fee

     First 12 Per Contract Year.........................................   None
     Thereafter.........................................................    $10

Contract Maintenance Fee (waived if Contract Value is $50,000 or greater) $30/yr

Variable Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge..................................   1.25%
     Administrative Charge..............................................   0.15%
                                                                           =====
     Total Variable Account Annual Expenses................................1.40%




                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)


                                                                     Management          Other         12b-1         Total
                                                                     Fees             Expenses(1)      Fees         Expenses

Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                                                    0.75%             0.50%          0.00%         1.25%
Global Income Portfolio                                               0.75%             1.34%          0.00%         2.09%
Growth Portfolio                                                      0.75%             0.36%          0.00%         1.11%
Growth and Income Portfolio                                           0.70%             0.53%          0.00%         1.23%
High Income Portfolio                                                 0.50%             0.85%          0.00%         1.35%
Small Cap Portfolio                                                   1.00%             2.86%          0.00%         3.86%
Strategic Income Portfolio                                            0.75%             0.87%          0.00%         1.62%
Tactical Allocation Portfolio                                         0.50%             0.24%          0.00%         0.74%
Alliance Variable Products Series Fund(2)
Growth Portfolio (Class B)                                            0.75%             0.12%          0.25%         1.12%
Growth and Income Portfolio (Class B)                                 0.63%             0.09%          0.25%         0.97%
International Portfolio                                               0.69%             0.26%          0.00%         0.95%
Money Market Portfolio (Class B)                                      0.50%             0.14%          0.25%         0.89%
Premier Growth Portfolio                                              1.00%             0.05%          0.00%         1.05%
Quasar Portfolio                                                      0.81%             0.14%          0.00%         0.95%
Real Estate Investment Portfolio                                      0.49%             0.46%          0.00%         0.95%
Technology Portfolio                                                  0.86%             0.09%          0.00%         0.95%
U.S. Government/High Grade Securities Portfolio (Class B)             0.60%             0.30%          0.25%         1.15%

(1) Other expenses are based on the expenses outlined in the financial statements for the Mitchell Hutchins Series Trust and the prospectus for the Alliance Variable Product Series Funds.

(2)  Total   expenses  for  the   following   portfolios   before   waivers  and
     reimbursement by Alliance Capital Management L.P. for the year ended December 31, 1999, were as follows:

                  International Portfolio                              1.36%
                  Quasar Portfolio                                     1.19%
                  Real Estate Investment Portfolio                     1.72%
                  Technology Portfolio                                 1.12%


Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                      If you surrender after:

                                                     1 Year        3 Years       5 Years       10 Years
                                                     ------        -------       -------       --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                                    $81              $129           $179         $304
Global Income Portfolio                                90               154            220          382
Growth Portfolio                                       80               125            173          290
Growth and Income Portfolio                            81               129            178          302
High Income Portfolio                                  82               132            184          314
Small Cap Portfolio                                   107               204            300          524
Strategic Income Portfolio                             85               140            198          339
Tactical Allocation Portfolio                          76               114            154          253
Alliance Variable Products Series Fund
Growth Portfolio (Class B)                             80               125            173          291
Growth and Income Portfolio (Class B)                  79               121            166          277
International Portfolio                                78               120            165          275
Money Market Portfolio (Class B)                       78               118            162          269
Premier Growth Portfolio                               79               123            170          285
Quasar Portfolio                                       78               120            165          275
Real Estate Investment Portfolio                       78               120            165          275
Technology Portfolio                                   78               120            165          275
U.S. Government/High Grade Securities                  80               126            175          294
Portfolio (Class B)


                                     If you annuitize or do not surrender after:

                                                     1 Year          3 Years       5 Years       10 Years
                                                     ------          -------       -------       --------
Mitchell Hutchins Series Trust (Class H)
Balanced Portfolio                                    $27              $84            $143         $304
Global Income Portfolio                                36              109             184          382
Growth Portfolio                                       26               80             137          290
Growth and Income Portfolio                            27               84             142          302
High Income Portfolio                                  28               87             148          314
Small Cap Portfolio                                    53              159             264          524
Strategic Income Portfolio                             31               95             162          339
Tactical Allocation Portfolio                          22               69             118          253
Alliance Variable Products Series Fund
Growth Portfolio (Class B)                             26               80             137          291
Growth and Income Portfolio (Class B)                  25               76             130          277
International Portfolio                                24               75             129          275
Money Market Portfolio (Class B)                       24               73             126          269
Premier Growth Portfolio                               25               78             134          285
Quasar Portfolio                                       24               75             129          275
Real Estate Investment Portfolio                       24               75             129          275
Technology Portfolio                                   24               75             129          275
U.S. Government/High Grade Securities                  26               81             139          294
Portfolio (Class B)



The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are contained in the appendix.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.


================================================================
                               INVESTMENT OPTIONS

================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Mitchell Hutchins Series Trust and the Alliance Variable Products Series Fund, Inc. are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Mitchell Hutchins Series Trust (Class H)

Balanced Portfolio - invests primarily in a combination of stocks, bonds (investment grade and U.S. Government) and money market instruments.

Global Income Portfolio - invests principally in high quality bonds of issuers in the U.S. and developed foreign countries.

Growth Portfolio - invests primarily in equity securities of companies believed to have substantial potential for capital growth.

Growth and Income Portfolio - invests primarily in dividend-paying equity securities of companies believed to have the potential for rapid earnings growth.

High Income Portfolio - invests primarily in a diversified range of high yield, U.S. and foreign corporate bonds (sometimes called "junk bonds").

Small  Cap  Portfolio  -  invests   primarily  in  equity  securities  of  small
capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1.5 billion.

Strategic Income Portfolio - strategically allocates its investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S. high yield bonds (sometimes called "junk bonds"); and foreign and emerging market bonds.

Tactical Allocation Portfolio - allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Alliance Variable Products Series Fund, Inc.

Growth Portfolio (Class B) - seeks to provide long term growth of capital. Current income is incidental to the Portfolio's objective.

Growth and Income  Portfolio  (Class B) - seeks  reasonable  current  income and
reasonable   opportunity  for  appreciation  through  investments  primarily  in dividend-paying common stocks of good quality.

International Portfolio - seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio (Class B) - seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Real Estate Investment Portfolio - seeks total return from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio - seeks growth of capital. Current income is incidental to the Portfolio's objective.

U.S. Government/High Grade Securities Portfolio (Class B) - seeks high current income consistent with preservation of capital.

Mitchell Hutchins Asset Management Inc. and Alliance Capital Management L.P. may compensate us for providing administration services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.


Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits that are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments and to provide the death benefit and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age                Annual Charge

                  0-59                            0.07%
                  60+                             0.20%

Annual Ratchet Plan                               0.10%

Accidental Death Benefit                          0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year         1    2     3     4    5    6     7    Thereafter
Surrender Charge     6%   6%    5%    5%   4%   3%    2%        0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract to each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the financial statements for the Mitchell Hutchins Series Trust and the prospectus for the Alliance Variable Products Series Funds Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances that we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your premium may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option. However, if the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Owner Before the Annuity Date

If you (and a joint owner, if applicable) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

     (1)  you select it on the application; and

     (2)  the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3)  an amount equal to (a) plus (b) where:

          (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

     o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

     o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

     o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

     o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

     o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

     o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b)  is equal to all premium paid after the first Contract Anniversary
               following  your  85th   birthday,   adjusted  for  surrenders  as
               described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

          (1)  you select it on the application;

          (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

          (1)  the  Contract   Value  as  of  the  date  the  death  benefit  is
               determined; or

          (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1)  you select it on the Application; and

     (2)  the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant shall be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the contract were surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying portfolio level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the portfolio level since the variable account level total return reflects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman
          Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

     (1)  after you reach age 59 1/2;

     (2)  to your beneficiary after you die;

     (3)  after you become disabled;

     (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

     (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the owner of a contract, certain distributions must be made:

     o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the owner's death;

     o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

     o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

     o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

     o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     o    Individual Retirement Annuities ("IRAs");

     o    Roth IRAs;

     o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     o    Keogh Plans; and

     o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2 , and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 728-7819 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                         1999           1998          1997            1996          1995
                                              ------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
BALANCED PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 13.16             N/A          N/A           N/A          N/A
       End of Period                                       13.21           13.16          N/A           N/A          N/A
     Accum Units o/s @ end of period                    2,831.56               -          N/A           N/A          N/A
GLOBAL INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 11.79             N/A          N/A           N/A          N/A
       End of Period                                       11.07           11.79          N/A           N/A          N/A
     Accum Units o/s @ end of period                    2,650.87               -          N/A           N/A          N/A
GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 20.14             N/A          N/A           N/A          N/A
       End of Period                                       26.58           20.14          N/A           N/A          N/A
     Accum Units o/s @ end of period                           -               -          N/A           N/A          N/A
GROWTH & INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 15.84             N/A          N/A           N/A          N/A
       End of Period                                       17.23           15.84          N/A           N/A          N/A
     Accum Units o/s @ end of period                      685.38               -          N/A           N/A          N/A
HIGH INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 12.56             N/A          N/A           N/A          N/A
       End of Period                                       13.06           12.56          N/A           N/A          N/A
     Accum Units o/s @ end of period                    3,026.51               -          N/A           N/A          N/A
SMALL CAP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 15.56             N/A          N/A           N/A          N/A
       End of Period                                       16.29           15.56          N/A           N/A          N/A
     Accum Units o/s @ end of period                           -               -          N/A           N/A          N/A
STRATEGIC INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 12.28             N/A          N/A           N/A          N/A
       End of Period                                       12.34           12.28          N/A           N/A          N/A
     Accum Units o/s @ end of period                           -               -          N/A           N/A          N/A
TACTICAL ALLOCATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 14.93             N/A          N/A           N/A          N/A
       End of Period                                       17.44           14.93          N/A           N/A          N/A
     Accum Units o/s @ end of period                   23,181.78               -          N/A           N/A          N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GROWTH PORTFOLIO (CLASS  B)
     Accumulation Unit Value
       Beginning of Period                                   N/A             N/A          N/A           N/A          N/A
       End of Period                                       38.20             N/A          N/A           N/A          N/A
     Accum Units o/s @ end of period                    7,156.89             N/A          N/A           N/A          N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                                   N/A             N/A          N/A           N/A          N/A
       End of Period                                       31.52             N/A          N/A           N/A          N/A
     Accum Units o/s @ end of period                   17,241.24             N/A          N/A           N/A          N/A
INTERNATIONAL PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 14.68           13.17          12.92         12.22        11.27
       End of Period                                       20.29           14.68          13.17         12.92        12.22
     Accum Units o/s @ end of period                  629,923.79      658,768.46     612,030.95    525,023.12   228,254.81
MONEY MARKET PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                                   N/A             N/A          N/A           N/A          N/A
       End of Period                                       12.15             N/A          N/A           N/A          N/A
     Accum Units o/s @ end of period                      459.91             N/A          N/A           N/A          N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 35.54           24.36          18.45         15.25        10.66
       End of Period                                       46.37           35.54          24.36         18.45        15.25
     Accum Units o/s @ end of period                2,092,120.32    1,758,411.11   1,441,993.79  1,026,432.81   420,662.68
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 11.66           12.38          10.58         10.00        N/A
       End of Period                                       13.46           11.66          12.38         10.58        N/A
     Accum Units o/s @ end of period                  756,712.16      902,341.60     629,523.13    179,808.73        N/A
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                  9.71           12.16          N/A           N/A          N/A
       End of Period                                        9.09            9.71          12.16         N/A          N/A
     Accum Units o/s @ end of period                  191,461.45      200,970.16     184,436.41         N/A          N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 18.48           11.44          10.90         10.00        N/A
       End of Period                                       32.02           18.48          11.44         10.90        N/A
     Accum Units o/s @ end of period                1,399,804.13      959,429.79   1,033,596.21    431,529.41        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                                   N/A             N/A          N/A           N/A          N/A
       End of Period                                       12.63             N/A          N/A           N/A          N/A
     Accum Units o/s @ end of period                    7,289.12             N/A          N/A           N/A          N/A

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                  (continued)



                                                  1994         1993         1992
                                              -----------------------------------
                                              -----------------------------------
MITCHELL HUTCHINS SERIES TRUST
BALANCED PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
GLOBAL INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
GROWTH & INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
HIGH INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
SMALL CAP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
STRATEGIC INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
TACTICAL ALLOCATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GROWTH PORTFOLIO (CLASS  B)
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
INTERNATIONAL PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                           10.69        10.00      N/A
       End of Period                                 11.27        10.69      N/A
     Accum Units o/s @ end of period            122,616.95    22,441.08      N/A
MONEY MARKET PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                           10.00        N/A        N/A
       End of Period                                 10.66        N/A        N/A
     Accum Units o/s @ end of period            108,111.20        N/A        N/A
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO(CLASS B)
     Accumulation Unit Value
       Beginning of Period                          N/A           N/A        N/A
       End of Period                                N/A           N/A        N/A
     Accum Units o/s @ end of period                N/A           N/A        N/A





* Funds were first invested in the portfolios as listed below:

         Mitchell Hutchins Series Trust

         Balanced Portfolio                                 June 1, 1988
         Global Income Portfolio                            May 1, 1988
         Growth Portfolio                                   May 4, 1987
         Growth & Income Portfolio                          January 2, 1992
         High Income Portfolio                              September 28, 1998
         Small Cap Portfolio                                September 28, 1998
         Strategic Income Portfolio                         September 28, 1998
         Tactical Allocation Portfolio                      September 28, 1998

         Alliance Variable Products Series Fund

         Growth Portfolio                                   September 15, 1994
         Growth and Income Portfolio                        January 14, 1991
         International Portfolio                            December 28, 1992
         Money Market Portfolio                             December 28, 1992
         Premier Growth Portfolio                           June 26, 1992
         Quasar Portfolio                                   August 5, 1996
         Real Estate Investment Portfolio                   January 9, 1997
         Technology Portfolio                               January 11, 1996
         U.S. Government/High Grade Securities Portfolio    September 17, 1992

================================================================
                              TABLE OF CONTENTS OF

                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data
         Tax Deferred Accumulation

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                                   PROSPECTUS

                          PROFILE(TM) VARIABLE ANNUITY

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has nineteen investment options to which you can allocate your money -- eighteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account which earns a minimum of 3% interest. The variable investment options are portfolios of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

         AIM Variable Insurance Funds, Inc.

         (managed by A I M Advisors, Inc.)
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund

         Alliance Variable Products Series Fund, Inc.
         (managed by Alliance Capital Management, L.P.)
         Global Bond Portfolio
         Growth Portfolio
         Growth and Income Portfolio
         Premier Growth Portfolio
         Quasar Portfolio
         Technology Portfolio

         Dreyfus Variable Investment Fund
         (managed by The Dreyfus Corporation)
         Small Company Stock Portfolio

         Dreyfus Stock Index Fund
         (managed by The Dreyfus Corporation and Mellon Equity Associates)

         Fidelity Variable Insurance Products Fund
         (managed by Fidelity Management & Research Company)
         VIP Growth Portfolio
         VIP High Income Portfolio
         VIP Money Market Portfolio

         Fidelity Variable Insurance Products Fund II
         (managed by Fidelity Management & Research Company)
         VIP II Asset Manager Portfolio
         VIP II Contrafund Portfolio
         VIP II Investment Grade Bond Portfolio

         Van Eck Worldwide Insurance Trust
         (managed by Van Eck Associates Corporation)
         Worldwide Emerging Markets Fund
         Worldwide Hard Assets Fund


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.


Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2000

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS

=====================================================================
We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                           Owner Transaction Expenses

Sales Load..............................................................   None

Surrender Charge (as a percentage of premium surrendered)
     Premium Year 1.....................................................     6%
     Premium Year 2.....................................................     6%
     Premium Year 3.....................................................     5%
     Premium Year 4.....................................................     5%
     Premium Year 5.....................................................     4%
     Premium Year 6.....................................................     3%
     Premium Year 7.....................................................     2%
     Thereafter.........................................................   None

Transfer Fee

     First 12 Per Contract Year.........................................   None
     Thereafter.........................................................    $10

Contract Maintenance Fee (waived if Contract Value is $50,000 or greater) $30/yr

Variable Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge..................................  1.25%
     Administrative Charge..............................................  0.15%
                                                                          =====
     Total Variable Account Annual Expenses.............................  1.40%




                            Annual Portfolio Expenses

                           After Waivers/Reimbursement

                     (as a percentage of average net assets)

                                                              Management     Other      12b-1      Total
                                                                Fees       Expenses(1)   Fees     Expenses
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                              0.62%        0.11%     0.00%     0.73%
AIM V.I. International Equity Fund                              0.75%        0.22%     0.00%     0.97%
Alliance Variable Products Series Fund(2)
Global Bond Portfolio                                           0.65%        0.25%     0.00%     0.90%
Growth Portfolio (Class B)                                      0.75%        0.12%     0.25%     1.12%
Growth and Income Portfolio (Class B)                           0.63%        0.09%     0.25%     0.97%
Premier Growth Portfolio                                        1.00%        0.05%     0.00%     1.05%
Quasar Portfolio                                                0.81%        0.14%     0.00%     0.95%
Technology Portfolio                                            0.86%        0.09%     0.00%     0.95%
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                   0.75%        0.22%     0.00%     0.97%
Dreyfus Stock Index Fund                                        0.25%        0.01%     0.00%     0.26%
Fidelity Variable Insurance Products Fund(3)
(Initial Class)                                                 0.58%        0.07%     0.00%     0.65%
VIP Growth Portfolio                                            0.58%        0.11%     0.00%     0.69%
VIP High Income Portfolio                                       0.18%        0.09%     0.00%     0.27%
VIP Money Market Portfolio
Fidelity Variable Insurance Products Fund II(4)
(Initial Class)
VIP II Asset Manager Portfolio                                  0.53%         0.09%    0.00%     0.62%
VIP II Contrafund(TM)Portfolio                                  0.58%         0.07%    0.00%     0.65%
VIP II Investment Grade Bond Portfolio                          0.43%         0.11%    0.00%     0.54%
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund(5)                              1.00%         0.34%    0.00%     1.34%
Worldwide Hard Assets Fund                                      1.00%         0.26%    0.00%     1.26%


     (1) Other expenses are based on the expenses outlined in the prospectuses for the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

     (2) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. investment adviser for the year ended December 31, 1999, were as follows:

                  Global Bond Portfolio                                1.04%
                  Quasar Portfolio                                     1.19%
                  Technology Portfolio                                 1.12%

(3) Total annual expenses for the following portfolio before reimbursement by Fidelity Variable Insurance Products Fund's investment adviser for the year ended December 31, 1999, was as follows:

                  VIP Growth Portfolio                                 0.66%

(4) Total annual expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund II's investment adviser for the year ended December 31, 1999, were as follows:

                  VIP II Asset Manager Portfolio                       0.63%
                  VIP II Contrafund(TM)Portfolio                       0.67%

(5) Total annual expenses (excluding brokerage commissions, foreign taxes, and interest expenses) for the following portfolio before reimbursement by Van Eck Worldwide Insurance Trust's investment adviser for the year ended December 31, 1999, was as follows:

                  Worldwide Emerging Markets Fund             1.54%


Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                        If you surrender after:

                                                               1 Year      3 Years    5 Years           10 Years
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $76          $114     $153           $252
AIM V.I. International Equity Fund                                 79           121      166            277
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                              78           119      162            270
Growth Portfolio (Class B)                                         80           125      173            291
Growth and Income Portfolio (Class B)                              79           121      166            277
Premier Growth Portfolio                                           79           123      170            285
Quasar Portfolio                                                   78           120      165            275
Technology Portfolio                                               78           120      165            275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                      79           121      166            277
Dreyfus Stock Index Fund                                           71            99      129            203
Fidelity Variable Insurance Products Fund
(Initial Class)
VIP Growth Portfolio                                               75           111      149            244
VIP High Income Portfolio                                          76           112      151            248
VIP Money Market Portfolio                                         72            99      130            204
Fidelity Variable Insurance Products Fund II
(Initial Class)
VIP II Asset Manager Portfolio                                     75           110      148            241
VIP II Contrafund Portfolio                                        75           111      149            244
VIP II Investment Grade Bond Portfolio                             74           108      144            233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                    82           132      184            313
Worldwide Hard Assets Fund                                         82           129      180            305





                                     If you annuitize or do not surrender after:

                                                                 1 Year      3 Years   5 Years    10 Years
                                                                 ------      -------   -------    --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $22          $69      $117           $252
AIM V.I. International Equity Fund                                 25           76       130            277
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                              24           74       126            270
Growth Portfolio (Class B)                                         26           80       137            291
Growth and Income Portfolio (Class B)                              25           76       130            277
Premier Growth Portfolio                                           25           78       134            285
Quasar Portfolio                                                   24           75       129            275
Technology Portfolio                                               78          120       165            275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                      25           76       130            277
Dreyfus Stock Index Fund                                           17           54        93            203
Fidelity Variable Insurance Products Fund
(Initial Class)
VIP Growth Portfolio                                               21           66       113            244
VIP High Income Portfolio                                          22           67       115            248
VIP Money Market Portfolio                                         18           54        94            204
Fidelity Variable Insurance Products Fund II
(Initial Class)
VIP II Asset Manager Portfolio                                     21           65       112            241
VIP II Contrafund(TM)Portfolio                                     21           66       113            244
VIP II Investment Grade Bond Portfolio                             20           63       108            233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                    28           87       148            313
Worldwide Hard Assets Fund                                         28           84       144            305


The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are contained in the appendix.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.


===============================================================
                               INVESTMENT OPTIONS

===============================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust Funds are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund - seeks to provide growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies.

AIM V.I. International Equity Fund - seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

Growth Portfolio (Class B) - seeks to provide long term growth of capital. Current income is incidental to the Portfolio's objective.

Growth and Income  Portfolio  (Class B) - seeks  reasonable  current  income and
reasonable   opportunity  for  appreciation  through  investments  primarily  in dividend-paying common stocks of good quality.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Technology Portfolio - seeks growth of capital. Current income is incidental to the Portfolio's objective.

Dreyfus Variable Investment Fund

Small Company Stock Portfolio - seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks as represented by the Russell 2500 TM Index. The portfolio normally invests in a blended portfolio of growth and value stocks of small and mid-size domestic companies, whose market values generally range between $500 million and $5 billion.

Dreyfus Stock Index Fund

Dreyfus Stock Index Fund - seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. The fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation has engaged its affiliate, Mellon Equity Associates, to serve as the fund's index fund manager.

Fidelity Variable Insurance Products Fund (VIP) (Initial Class)

VIP Growth Portfolio - seeks capital appreciation through investments primarily in common stock.

VIP High Income Portfolio - seeks high current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower-quality debt securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the attached prospectus. The sub-advisers for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio - seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.

Fidelity Variable Insurance Products Fund II (VIP II) (Initial Class)

VIP II Asset Manager Portfolio - seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term money market instruments. The sub-advisers for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund(TM)Portfolio - seeks capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-advisers for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio - seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund - seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund - seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

The investment advisers may compensate us for providing administration services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.


Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits that are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments and to provide the death benefit and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age                Annual Charge

                  0-59                             0.07%
                  60+                              0.20%

Annual Ratchet Plan                                0.10%

Accidental Death Benefit                           0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year         1    2     3     4     5     6      7     Thereafter
Surrender Charge     6%   6%    5%    5%    4%    3%     2%         0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract to each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances that we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your premium may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option. However, if the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Owner Before the Annuity Date

If you (and a joint owner, if applicable) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

     (1)  you select it on the application; and

     (2)  the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3)  an amount equal to (a) plus (b) where:

          (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

          o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

          o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

          o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

          o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

          o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

          o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

               (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

               (1)  you select it on the application;

               (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

               (1) the Contract Value as of the date the death benefit is determined; or

               (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

     (1)  you select it on the Application; and

     (2)  the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

     (1) payment of the entire death benefit within five years of the date of your death; or

     (2) payment over the beneficiary's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant shall be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the contract were surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying portfolio level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the portfolio level since the variable account level total return reflects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman
          Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

     (1)  after you reach age 59 1/2;

     (2)  to your beneficiary after you die;

     (3)  after you become disabled;

     (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

     (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the owner of a contract, certain distributions must be made:

     o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the owner's death;

     o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

     o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

     o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

     o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     o    Individual Retirement Annuities ("IRAs");

     o    Roth IRAs;

     o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     o    Keogh Plans; and

     o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2 , and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

===============================================================
                                    APPENDIX

================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                          1999               1998             1997                1996
                                                 -------------------------------------------------------------------------
                                                 -------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. CAPITAL APPRECIATION FUND
      Accumulation Unit Value
         Beginning of Period                               11.31               9.61             N/A               N/A
         End of Period                                     16.13              11.31             9.61              N/A
      Accum Units o/s @ end of period                  29,393.04          21,744.22             N/A               N/A
AIM V.I. INTERNATIONAL EQUITY FUND
      Accumulation Unit Value
         Beginning of Period                               11.51              10.10             N/A               N/A
         End of Period                                     17.59              11.51            10.10              N/A
      Accum Units o/s @ end of period                  21,718.81          15,407.97             N/A               N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               11.10               9.86             N/A               N/A
         End of Period                                     10.27              11.10             9.86              N/A
      Accum Units o/s @ end of period                   2,609.77          12,105.71             N/A               N/A
GROWTH PORTFOLIO (CLASS B)
      Accumulation Unit Value
         Beginning of Period                                 N/A                N/A             N/A               N/A
         End of Period                                     38.20                N/A             N/A               N/A
      Accum Units o/s @ end of period                   7,156.89                N/A             N/A               N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
      Accumulation Unit Value
         Beginning of Period                                 N/A                N/A             N/A               N/A
         End of Period                                     31.52                N/A             N/A               N/A
      Accum Units o/s @ end of period                  17,241.24                N/A             N/A               N/A
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               15.29              10.48             N/A               N/A
         End of Period                                     19.94              15.29            10.48              N/A
      Accum Units o/s @ end of period                  54,294.71          43,782.56             N/A               N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               11.35              12.05            10.31             10.00
         End of Period                                     13.11              11.35            12.05             10.31
      Accum Units o/s @ end of period                  21,811.17          31,501.86        37,619.77            674.25
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               16.62              10.29             9.80             10.00
         End of Period                                     28.80              16.62            10.29              9.80
      Accum Units o/s @ end of period                  65,745.89          56,611.98        41,252.11          3,209.81
DREYFUS VARIABLE INVESTMENT FUND
SMALL COMPANY STOCK PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.79              10.55             N/A               N/A
         End of Period                                     10.67               9.79            10.55              N/A
      Accum Units o/s @ end of period                  22,441.86          13,506.34         2,092.78              N/A
DREYFUS STOCK INDEX FUND
      Accumulation Unit Value
         Beginning of Period                               18.58              14.70            11.21             10.00
         End of Period                                     22.10              18.58            14.70             11.21
      Accum Units o/s @ end of period                 178,957.20         135,697.21        75,214.94         17,836.33
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               16.86              12.26            10.07             10.00
         End of Period                                     22.85              16.86            12.26             10.07
      Accum Units o/s @ end of period                 217,583.76         171,928.72       114,594.66         23,774.76
VIP HIGH INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               11.68              12.38            10.67             10.00
         End of Period                                     12.46              11.68            12.38             10.67
      Accum Units o/s @ end of period                  50,360.48          44,527.13        28,042.38          8,506.22
VIP MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               11.08              10.66            10.25             10.00
         End of Period                                     11.49              11.08            10.66             10.25
      Accum Units o/s @ end of period                 203,824.29         131,091.20        76,784.02        113,781.59
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               14.67              12.93            10.87             10.00
         End of Period                                     16.08              14.67            12.93             10.87
      Accum Units o/s @ end of period                  84,516.55          72,463.00        49,297.42          8,370.63
VIP II CONTRAFUND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               13.02              10.15             N/A               N/A
         End of Period                                     15.95              13.02            10.15              N/A
      Accum Units o/s @ end of period                  36,168.81          17,896.79             N/A               N/A
VIP II INVESTMENT GRADE BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               12.09              11.27            10.48             10.00
         End of Period                                     11.80              12.09            11.27             10.48
      Accum Units o/s @ end of period                  45,932.23          51,222.19        18,202.66          2,615.29
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE EMERGING MARKETS FUND
      Accumulation Unit Value
         Beginning of Period                                6.03               9.28             N/A               N/A
         End of Period                                     11.90               6.03             9.28              N/A
      Accum Units o/s @ end of period                   1,076.74                  -             N/A               N/A
WORLDWIDE HARD ASSETS FUND
      Accumulation Unit Value
         Beginning of Period                                7.12              10.45            10.78             10.00
         End of Period                                      8.49               7.12            10.45             10.78
      Accum Units o/s @ end of period                   1,690.70           2,959.21         9,786.43          4,646.11




  * Funds were first invested in the portfolios as listed below:

         AIM Variable Insurance Funds

         AIM V.I. Capital Appreciation Fund                   May 5, 1993
         AIM V.I. International Equity Fund                   May 5, 1993
         Alliance Variable Products Series Fund
         Global Bond Portfolio                                July 15, 1991
         Growth Portfolio                                     September 15, 1994
         Growth and Income Portfolio                          January 14, 1991
         Premier Growth Portfolio                             June 26, 1992
         Quasar Portfolio                                     August 5, 1996
         Technology Portfolio                                 January 11, 1996
         Dreyfus Variable Investment Fund
         Small Company Stock Portfolio                        May 1, 1996
         Dreyfus Stock Index Fund                             September 29, 1989
         Fidelity Variable Insurance Products Fund
         VIP Growth Portfolio                                 October 9, 1986
         VIP High Income Portfolio                            September 19, 1985
         VIP Money Market Portfolio                           April 1, 1982
         Fidelity Variable Insurance Products Fund II
         VIP II Asset Manager Portfolio                       January 3, 1995
         VIP II Contrafund Portfolio                          January 3, 1995
         VIP II Investment Grade Bond Portfolio               December 5, 1988
         Van Eck Worldwide Insurance Trust
         Worldwide Emerging Markets Fund                      December 21, 1995
         Worldwide Hard Assets Fund                           September 1, 1989

================================================================
                              TABLE OF CONTENTS OF

                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data
         Tax Deferred Accumulation

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                                   PROSPECTUS

                            TRILOGY VARIABLE ANNUITY

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has twenty-three investment options to which you can allocate your money -- twenty-two variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account which earns a minimum of 3% interest. The variable investment options are portfolios of the Merrill Lynch Variable Series Fund, Inc., Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust or the Alliance Variable Products Series Fund, Inc.

Merrill Lynch Variable Series Fund
(managed by Merrill Lynch Asset Management, L.P.)

Basic Value Focus Fund             High Current Income Fund
Domestic Money Market Fund         Quality Equity Fund
Global Growth Focus Fund           Small CapValue Focus Fund
Global Strategy Focus Fund         Utilities and Telecommunications Focus Fund

Hotchkis and Wiley Variable Trust
(managed by Hotchkis and Wiley)

International VIP Portfolio
Low Duration VIP Portfolio

Mercury Asset Management Master Trust
(managed by Mercury Asset Management International Ltd.)

U.S. Large Cap Fund

Alliance Variable Products Series Fund
(managed by Alliance Capital Management L.P.)

Global Dollar Government  Portfolio         Real Estate Investment Portfolio
Growth Portfolio                            Technology Portfolio
Growth and Income Portfolio                 Total Return Portfolio
High Yield Portfolio                        U.S. Government/High Grade
Premier Growth Portfolio                    Securities  Portfolio
Quasar Portfolio                            Worldwide Privatization  Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 870-1453 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.


Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2000

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS

=====================================================================
We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                           Owner Transaction Expenses

Sales Load...............................................................  None

Surrender Charge (as a percentage of premium surrendered)
     Premium Year 1......................................................    6%
     Premium Year 2......................................................    6%
     Premium Year 3......................................................    5%
     Premium Year 4......................................................    5%
     Premium Year 5......................................................    4%
     Premium Year 6......................................................    3%
     Premium Year 7......................................................    2%
     Thereafter..........................................................  None

Transfer Fee

     First 12 Per Contract Year..........................................  None
     Thereafter..........................................................   $10

Contract Maintenance Fee (waived if Contract Value is $50,000 or greater) $30/yr

Variable Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge................................... 1.25%
     Administrative Charge............................................... 0.15%
                                                                          =====
     Total Variable Account Annual Expenses.............................. 1.40%

                            Annual Portfolio Expenses

                           After Waivers/Reimbursement

                     (as a percentage of average net assets)

-----------------------------------------------------------------------------------------------------------------------------------


                                                            Management         Other         12b-1        Total
                                                              Fees            Expenses       Fees         Expenses

Merrill Lynch Variable Series Funds
Basic Value Focus Fund                                             0.60%       0.06%         0.00%       0.66%
Domestic Money Market Fund                                         0.50%       0.05%         0.00%       0.55%
Global Growth Focus Fund                                           0.75%       0.12%         0.00%       0.87%
Global Strategy Focus Fund                                         0.65%       0.08%         0.00%       0.73%
High Current Income Fund                                           0.50%       0.02%         0.00%       0.52%
Quality Equity Fund                                                0.40%       0.09%         0.00%       0.49%
Small Cap Value Focus Fund                                         0.75%       0.06%         0.00%       0.81%
Utilities and Telecommunications Focus Fund                        0.60%       0.09%         0.00%       0.69%

Hotchkis and Wiley Variable Trust
International VIP Portfolio                                        0.75%       0.26%         0.00%       1.01%
Low Duration VIP Portfolio                                         0.46%       0.12%         0.00%       0.58%

Mercury Asset Management Master Trust (2)
U.S. Large Cap Fund                                                0.65%       0.60%         0.00%       1.25%

Alliance Variable Products Series Fund(3)
Global Dollar Government  Portfolio                                0.12%       0.83%         0.00%       0.95%
Growth Portfolio (Class B)                                         0.75%       0.12%         0.25%       1.12%
Growth and Income Portfolio (Class B)                              0.63%       0.09%         0.25%       0.97%
High-Yield Portfolio                                               0.60%       0.35%         0.00%       0.95%
Premier Growth  Portfolio                                          1.00%       0.05%         0.00%       1.05%
Quasar Portfolio                                                   0.81%       0.14%         0.00%       0.95%
Real Estate Investment  Portfolio                                  0.49%       0.46%         0.00%       0.95%
Technology  Portfolio                                              0.86%       0.09%         0.00%       0.95%
Total Return Portfolio                                             0.63%       0.23%         0.00%       0.86%
U.S. Government/High Grade Securities  Portfolio (Class B)         0.60%       0.30%         0.25%       1.15%
Worldwide Privatization Portfolio                                  0.63%       0.32%         0.00%       0.95%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Merrill Lynch Variable Series Funds, Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust and the Alliance Variable Products Series Fund.

(2) Total annual expenses for the following portfolios before waivers and reimbursement by the Mercury Asset Management Master Trust's investment adviser for the year ended December 31, 1999, are as follows:

        U.S. Large Cap Fund         2.83%

(3) Total expenses for the following portfolios before reimbursement by the Alliance Variable Products Series Funds investment adviser for the year ended December 31, 1999, were as follows:

        Global Dollar Government    2.29%    Real Estate Investment    1.72%
        High Yield                  1.40%    Technology                1.12%
        Quasar                      1.19%    Worldwide Privatization   1.46%

Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                              If you surrender after:

                                                   1 Year      3 Years       5 Years    10 Years
                                                   ------      -------       -------    --------
Merrill Lynch Variable Series Funds
Basic Value Focus Fund                              $76         $111           $150        $245
Domestic Money Market Fund                           74          108            144         234
Global Growth Focus Fund                             78          118            161         267
Global Strategy Focus Fund                           76          114            153         252
High Current Income Fund                             74          107            143         231
Quality Equity Fund                                  74          106            141         227
Small Cap Value Focus Fund                           77          116            158         261
Utilities and Telecommunications Focus Fund          76          112            151         248

Hotchkis and Wiley Variable Trust
International VIP Portfolio                          79          122            168         281
Low Duration VIP  Portfolio                          75          109            146         237

Mercury Asset Management Master Trust(2)
U.S. Large Cap Fund                                  81          129            179         304

Alliance Variable Products Series Fund(3)
Global Dollar Government  Portfolio                  78          120            165         275
Growth Portfolio (Class B)                           80          125            173         291
Growth and Income Portfolio (Class B)                79          121            166         277
High-Yield Portfolio                                 78          120            165         275
Premier Growth  Portfolio                            79          123            170         285
Quasar Portfolio                                     78          120            165         275
Real Estate Investment  Portfolio                    78          120            165         275
Technology  Portfolio                                78          120            165         275
Total Return Portfolio                               78          117            160         266
U.S. Government/High Grade Securities                80          126            175         294
Portfolio (Class B)
Worldwide Privatization Portfolio                    78          120            165         275




                                                   If you annuitize or do not surrender after:

                                                   1 Year      3 Years       5 Years    10 Years
                                                   ------      -------       -------    --------
Merrill Lynch Variable Series Funds
Basic Value Focus Fund                               $22         $66         $114        $245
Domestic Money Market Fund                            20          63          108         234
Global Growth Focus Fund                              24          73          125         267
Global Strategy Focus Fund                            22          69          117         252
High Current Income Fund                              20          62          107         231
Quality Equity Fund                                   20          61          105         227
Small Cap Value Focus Fund                            23          71          122         261
Utilities and Telecommunications Focus Fund           22          67          115         248
Hotchkis and Wiley Variable Trust
International VIP Portfolio                           25          77          132         281
Low Duration VIP  Portfolio                           21          64          110         237
Mercury Asset Management Master Trust
U.S. Large Cap Fund                                   27          84          143         304
Alliance Variable Products Series Fund
Global Dollar Government  Portfolio                   24          75          129         275
Growth Portfolio (Class B)                            26          80          137         291
Growth and Income Portfolio (Class B)                 25          76          130         277
High-Yield Portfolio                                  24          75          129         275
Premier Growth  Portfolio                             25          78          134         285
Quasar Portfolio                                      24          75          129         275
Real Estate Investment  Portfolio                     24          75          129         275
Technology  Portfolio                                 24          75          129         275
Total Return Portfolio                                24          72          124         266
U.S. Government/High Grade Securities                 26          81          139         294
Portfolio (Class B)
Worldwide Privatization Portfolio                     24          75          129         275

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are contained in the appendix.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office: Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.


================================================================
                               INVESTMENT OPTIONS

================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Merrill Lynch Variable Series Funds, Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust and the Alliance Variable Products Series Fund are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Merrill Lynch Variable Series Fund, Inc.

Basic Value Focus Fund - seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.

Domestic Money Market Fund - seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

Global Growth Focus Fund - seeks long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program.

Global Strategy Focus Fund - seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

High Current Income Fund - seeks to obtain a high level of current income. Secondarily, capital appreciation to the extent consistent with the foregoing objective. It invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as ("junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in this portfolio may not be appropriate as the exclusive investment to fund a contract. In an effort to minimize risk, the High Current Income Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect it from widespread defaults during periods of sustained economic downturn.

Quality Equity Fund - seeks to attain high total investment return by creating a portfolio that produces a high total return while maintaining a low level of volatility when equity markets are declining.

Small Cap Value Focus Fund - seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies that management believes have special investment value, regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.

Utility and Telecommunication Focus Fund - seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

Hotchkis and Wiley Variable Trust

International VIP Portfolio - seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

Low Duration VIP Portfolio - seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

Mercury Asset Management Master Trust

U.S. Large Cap Fund - seeks long-term capital growth. The Fund tries to achieve its goal by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund may also invest up to 10% of its assets in equity securities of companies located in Canada. In selecting securities, the Fund emphasizes those securities that Fund management believes to be undervalued or have good prospects for earnings growth.

Alliance Variable Products Series Fund, Inc.

Global Dollar Government Portfolio - seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) - seeks to provide long term growth of capital. Current income is incidental to the Portfolio's objective.

Growth and Income  Portfolio  (Class B) - seeks  reasonable  current  income and
reasonable   opportunity  for  appreciation  through  investments  primarily  in dividend-paying common stocks of good quality.

High-Yield Portfolio - seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Real Estate Investment Portfolio - seeks total return from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio - seeks growth of capital. Current income is incidental to the Portfolio's objective.

Total Return Portfolio - seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio (Class B) - seeks high current income consistent with preservation of capital.

Worldwide Privatization Portfolio - seeks long-term capital appreciation.


The investment adviser may compensate us for providing administration services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits that are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments and to provide the death benefit and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

         Owner's Attained Age                       Annual Charge

                  0-59                                    0.07%
                  60+                                     0.20%

Annual Ratchet Plan                                       0.10%

Accidental Death Benefit                                  0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year           1    2     3    4    5    6     7     Thereafter
Surrender Charge       6%   6%    5%   5%   4%   3%    2%         0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract to each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the Merrill Lynch Variable Series Fund, Hotchkis and Wiley Variable Trust, Mercury Asset Management Master Trust and the Alliance Variable Products Series Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances that we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your premium may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option. However, if the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period..

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Owner Before the Annuity Date

If you (and a joint owner, if applicable) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

     (1)  you select it on the application; and

     (2)  the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

     (1)  the Contract Value;

     (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3)  an amount equal to (a) plus (b) where:

          (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

     o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

     o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

     o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

     o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

     o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

     o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b)  is equal to all premium paid after the first Contract Anniversary
               following  your  85th   birthday,   adjusted  for  surrenders  as
               described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The Equity Assurance Plan will be in effect if:

          (1)  you select it on the application;

          (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

          (1)  the  Contract   Value  as  of  the  date  the  death  benefit  is
               determined; or

          (2)  $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     o    declared or undeclared war or any act thereof; or

     o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

          (1)  you select it on the Application; and

          (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

          (1) payment of the entire death benefit within five years of the date of your death; or

          (2)  payment  over  the   beneficiary's   lifetime  with  distribution
               beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant shall be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the contract were surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying portfolio level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the portfolio level since the variable account level total return reflects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

          (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

          (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

          (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

          (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

          (1)  after you reach age 59 1/2;

          (2)  to your beneficiary after you die;

          (3)  after you become disabled;

          (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

          (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the owner of a contract, certain distributions must be made:

          o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the owner's death;

          o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

          o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

          o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

          o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

          o    Individual Retirement Annuities ("IRAs");

          o    Roth IRAs;

          o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

          o    Keogh Plans; and

          o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2 , and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 870-1453 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                       1999            1998              1997          1996         1995
                                               ---------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND
BASIC VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               10.65             N/A             N/A           N/A          N/A
       End of Period                                     12.72           10.65             N/A           N/A          N/A
     Accum Units o/s @ end of period                  5,491.85               -             N/A           N/A          N/A
DOMESTIC MONEY MARKET FUND
     Accumulation Unit Value
       Beginning of Period                               10.43             N/A             N/A           N/A          N/A
       End of Period                                     10.79           10.43             N/A           N/A          N/A
     Accum Units o/s @ end of period                         -               -             N/A           N/A          N/A
GLOBAL GROWTH FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     12.99             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                  1,189.48             N/A             N/A           N/A          N/A
GLOBAL STRATEGY FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               10.73             N/A             N/A           N/A          N/A
       End of Period                                     12.84           10.73             N/A           N/A          N/A
     Accum Units o/s @ end of period                  3,713.55               -             N/A           N/A          N/A
HIGH CURRENT INCOME FUND
     Accumulation Unit Value
       Beginning of Period                                9.45             N/A             N/A           N/A          N/A
       End of Period                                      9.88            9.45             N/A           N/A          N/A
     Accum Units o/s @ end of period                  3,068.45               -             N/A           N/A          N/A
QUALITY EQUITY FUND
     Accumulation Unit Value
       Beginning of Period                               11.55             N/A             N/A           N/A          N/A
       End of Period                                     14.97           11.55             N/A           N/A          N/A
     Accum Units o/s @ end of period                    957.89               -             N/A           N/A          N/A
SMALL CAP VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                                8.73             N/A             N/A           N/A          N/A
       End of Period                                     11.55            8.73             N/A           N/A          N/A
     Accum Units o/s @ end of period                         -               -             N/A           N/A          N/A
UTILITIES AND TELECOMMUNICATIONS FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               13.80             N/A             N/A           N/A          N/A
       End of Period                                     15.33           13.80             N/A           N/A          N/A
     Accum Units o/s @ end of period                         -               -             N/A           N/A          N/A
HOTCHKIS AND WILEY VARIABLE TRUST
INTERNATIONAL VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     10.91             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                         -             N/A             N/A           N/A          N/A
LOW DURATION VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     10.07             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                         -             N/A             N/A           N/A          N/A
MERCURY ASSET MANAGEMENT MASTER TRUST
U.S. LARGE CAP FUND
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     11.98             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                         -             N/A             N/A           N/A          N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               12.54           16.24             14.55         11.81         9.73
       End of Period                                     15.59           12.54             16.24         14.55        11.81
     Accum Units o/s @ end of period                111,574.88      145,266.04        179,585.93     76,451.58    16,171.63
GROWTH PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     38.20             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                  7,156.89             N/A             N/A           N/A          N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     31.52             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                 17,241.24             N/A             N/A           N/A          N/A
HIGH YIELD PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                9.78           10.30             N/A           N/A          N/A
       End of Period                                      9.40            9.78             10.30         N/A          N/A
     Accum Units o/s @ end of period                311,807.12      161,632.20          4,116.47         N/A          N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               35.54           24.36             18.45         15.25        10.66
       End of Period                                     46.37           35.54             24.36         18.45        15.25
     Accum Units o/s @ end of period              2,092,120.32    1,758,411.11      1,441,993.79  1,026,432.81   420,662.68
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               11.66           12.38             10.58         10.00        N/A
       End of Period                                     13.46           11.66             12.38         10.58        N/A
     Accum Units o/s @ end of period                756,712.16      902,341.60        629,523.13    179,808.73        N/A
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                9.71           12.16             N/A           N/A          N/A
       End of Period                                      9.09            9.71             12.16         N/A          N/A
     Accum Units o/s @ end of period                191,461.45      200,970.16        184,436.41         N/A          N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               18.48           11.44             10.90         10.00        N/A
       End of Period                                     32.02           18.48             11.44         10.90        N/A
     Accum Units o/s @ end of period              1,399,804.13      959,429.79      1,033,596.21    431,529.41        N/A
TOTAL RETURN PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               18.62           16.14             13.52         11.90         9.75
       End of Period                                     19.56           18.62             16.14         13.52        11.90
     Accum Units o/s @ end of period                521,657.49      558,929.44        568,896.78    455,709.19   121,094.82
U.S. GOVERNMENT/HIGH GRADE SECURITIES
   PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                                 N/A             N/A             N/A           N/A          N/A
       End of Period                                     12.63             N/A             N/A           N/A          N/A
     Accum Units o/s @ end of period                  7,289.12             N/A             N/A           N/A          N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               15.35           14.04             12.86         11.01        10.05
       End of Period                                     24.04           15.35             14.04         12.86        11.01
     Accum Units o/s @ end of period                520,828.28      495,811.65        495,269.51    224,339.58    62,769.30



                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                  (continued)


                                                       1994        1993      1992
                                                      ----------------------------------
                                                      ----------------------------------

MERRILL LYNCH VARIABLE SERIES FUND
BASIC VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
DOMESTIC MONEY MARKET FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
GLOBAL GROWTH FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
GLOBAL STRATEGY FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
HIGH CURRENT INCOME FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
QUALITY EQUITY FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
SMALL CAP VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
UTILITIES AND TELECOMMUNICATIONS FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
HOTCHKIS AND WILEY VARIABLE TRUST
INTERNATIONAL VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
LOW DURATION VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
MERCURY ASSET MANAGEMENT MASTER TRUST
U.S. LARGE CAP FUND
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               10.00        N/A        N/A
       End of Period                                      9.73        N/A        N/A
     Accum Units o/s @ end of period                  5,958.18        N/A        N/A
GROWTH PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
HIGH YIELD PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               10.00        N/A        N/A
       End of Period                                     10.66        N/A        N/A
     Accum Units o/s @ end of period                108,111.20        N/A        N/A
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
TOTAL RETURN PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               10.00        N/A        N/A
       End of Period                                      9.75        N/A        N/A
     Accum Units o/s @ end of period                  4,871.12        N/A        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
   PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                               N/A          N/A        N/A
       End of Period                                     N/A          N/A        N/A
     Accum Units o/s @ end of period                     N/A          N/A        N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                               10.00        N/A        N/A
       End of Period                                     10.05        N/A        N/A
     Accum Units o/s @ end of period                  6,357.69        N/A        N/A






* Funds were first invested in the portfolios as listed below:

        Merrill Lynch Variable Series Fund
        Basic Value Focus Fund                          July 1, 1993
        Domestic Money Market Fund                      February 20, 1992
        Global  Growth Focus Fund                       June 5, 1998
        Global  Strategy  Focus Fund                    February 28, 1992
        High Current  Income Fund                       April 20, 1982
        Quality Equity  Fund                            April 20,  1982
        Small Cap Value  Focus Fund                     April 20, 1982
        Utilities and Telecommunicatins Focus Fund      July 1, 1993

        Hotchkis and Wiley  Variable  Trust
        International  VIP Portfolio                    June 10, 1998
        Low Duration VIP Portfolio                      March 18, 1998

        Mercury Asset  Management  Master Trust
        U.S.  Large Cap Fund                            April 30, 1999

        Alliance  Variable  Products Series  Fund
        Global  Dollar  Government  Portfolio           May 2, 1994
        Growth Portfolio                                September 15, 1994
        Growth and Income  Portfolio                    January 14, 1991
        High Yield  Portfolio                           October 27, 1997
        Premier  Growth  Portfolio                      June 26, 1992
        Quasar  Portfolio                               August 5, 1996
        Real Estate  Investment Portfolio               January 9, 1997
        Technology  Portfolio                           January 11, 1996
        Total Return  Portfolio                         December  28,  1992
        U.S. Government/High Grade Securities Portfolio September  17,  1992
        Worldwide Privatization Portfolio               January 11, 1996

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor
         Potential Conflicts

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data
         Tax Deferred Accumulation

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions

FINANCIAL STATEMENTS

                               PROFILE PROSPECTUS


                                   MAY 1, 2000


                              INDIVIDUAL AND GROUP
                             SINGLE PURCHASE PAYMENT

                           VARIABLE ANNUITY CONTRACTS

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes single purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus refers to single purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 4% interest for single premium contracts. The variable investment options are portfolios of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Van Eck Worldwide Insurance Trust.

         AIM Variable Insurance Funds, Inc.

         (managed by A I M Advisors, Inc.)
         V.I. Capital Appreciation Fund
         V.I. International Equity Fund

         Alliance Variable Products Series Fund, Inc.
         (managed by Alliance Capital Management, L.P.)
         Global Bond Portfolio
         Growth Portfolio
         Growth and Income  Portfolio
         Premier Growth  Portfolio
         Quasar Portfolio
         Technology  Portfolio

         Dreyfus Variable Investment Fund
         (managed by The Dreyfus Corporation)
         Small Company Stock Portfolio

         Dreyfus Stock Index Fund

         (managed by The Dreyfus Corporation and Mellon Equity Corporation Associates)

         Fidelity Variable Insurance Products Fund
         (managed by Fidelity Management & Research Company)
         VIP Growth Portfolio
         VIP High Income Portfolio
         VIP Money Market  Portfolio

         Fidelity Variable Insurance Products Fund II
         (managed by Fidelity Management & Research Company)
         VIP II Asset Manager Portfolio
         VIP II Contrafund Portfolio
         VIP II Investment Grade Bond Portfolio

         Van Eck Worldwide Insurance Trust
         (managed by Van Eck Associates Corporation)
         Worldwide Emerging Markets Fund
         Worldwide Hard Assets Fund


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.


Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX  - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS

=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                                            Owner Transaction Expenses

Sales Load..............................................................  None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
     Contribution Year 1................................................    6%
     Contribution Year 2................................................    5%
     Contribution Year 3................................................    4%
     Contribution Year 4................................................    3%
     Contribution Year 5................................................    2%
     Contribution Year 6................................................    1%
     Thereafter.........................................................  None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
     First 12 Per Contract Year..........................................  None
     Thereafter..........................................................   $10

Contract Maintenance Fee.................................................$30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge................................... 1.25%
     Administrative Charge............................................... 0.15%
                                                                          =====
     Total Variable Account Annual Expenses.............................. 1.40%

                            Annual Portfolio Expenses
                           After Waiver/Reimbursement

                                                                                   Other                  Total
                                                                Fees             Expenses(1)            Expenses

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                               0.62%                0.11%               0.73%
AIM V.I. International Equity Fund                               0.75%                0.22%               0.97%
Alliance Variable Products Series Fund(2)

Global Bond Portfolio                                            0.65%                0.25%               0.90%
Growth Portfolio                                                 0.75%                0.09%               0.84%
Growth and Income  Portfolio                                     0.63%                0.08%               0.71%
Premier Growth  Portfolio                                        1.00%                0.05%               1.05%
Quasar  Portfolio                                                0.81%                0.14%               0.95%
Technology  Portfolio                                            0.86%                0.09%               0.95%
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                    0.75%                0.22%               0.97%
Dreyfus Stock Index Fund                                         0.25%                0.01%               0.26%
Fidelity Variable Insurance Products Fund(3)

VIP Growth  Portfolio                                            0.59%                0.06%               0.65%
VIP High Income Portfolio                                        0.58%                0.11%               0.69%
VIP Money Market Portfolio                                       0.18%                0.09%               0.27%
Fidelity Variable Insurance Products Fund II(4)

VIP II Asset Manager Portfolio                                   0.53%                0.09%               0.62%
VIP II Contrafund  Portfolio                                     0.58%                0.07%               0.65%
VIP II Investment Grade Bond  Portfolio                          0.43%                0.11%               0.54%

Van Eck Worldwide Insurance Trust(5)

Worldwide Emerging Markets Fund                                  1.00%                0.34%               1.34%

Worldwide Hard Assets Fund                                       1.00%                0.26%               1.26%


(1) Other expenses are based on the expenses outlined in the prospectuses for the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Investment Products Fund, Fidelity Variable Investment Products Fund II, and Van Eck Worldwide Insurance Trust.

(2) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 1999, were as follows:

                  Global Bond Portfolio                                1.04%
                  Quasar Portfolio                                     1.19%
                  Technology Portfolio                                 1.12%

(3) Total expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund's investment adviser for the year ended December 31, 1999, were as follows:

                  VIP Growth Portfolio                                 0.66%

(4) Total expenses for the following portfolios before reimbursement by Fidelity Variable Insurance Products Fund II's investment adviser for the year ended December 31, 1999, were as follows:

                  VIP II Asset Manager Portfolio                       0.64%
                  VIP II Contrafund Portfolio                          0.67%

(5) Total expenses for the following portfolios before reimbursement by Van Eck Worldwide Insurance Trust's investment adviser for the year ended December 31, 1999, were as follows:

                  Worldwide Emerging Markets Fund                      1.54%

Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                                       If you withdraw after:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                         $78         $108               $138             $252
AIM V.I. International Equity Fund                          80          115               150               277
Alliance Variable Products Series Fund
Global Bond Portfolio                                       79          113               147               270
Growth Portfolio                                            79          111               144               264
Growth and Income Portfolio                                 78          107               137               250
Premier Growth Portfolio                                    81          117               154               285
Quasar Portfolio                                            80          114               149               275
Technology Portfolio                                        80          114               149               275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                               80          115               150               277
Dreyfus Stock Index Fund                                    73           94               114               203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                        77          105               134               244
VIP High Income Portfolio                                   77          106               136               248
VIP Money Market  Portfolio                                 73           94               115               204
Fidelity Variable Insurance Products Fund II

VIP II Asset Manager Portfolio                              77          104               133               241
VIP II Contrafund Portfolio                                 77          105               134               244
VIP II Investment Grade Bond  Portfolio                     76          102               129               233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                             83          125               168               313
Worldwide Hard Assets Fund                                  83          123               164               305


You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                         If you annuitize or you
do not withdraw after:

                                                        1 Year         3 Years         5 Years       10 Years
                                                        ------         -------         -------       --------

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                         $22         $69               $117              $252
AIM V.I. International Equity Fund                          25          76                130               277
Alliance Variable Products Series Fund
Global Bond Portfolio                                       24          74                126               270
Growth Portfolio                                            23          72                123               264
Growth and Income Portfolio                                 22          68                116               250
Premier Growth Portfolio                                    25          78                134               285
Quasar Portfolio                                            24          75                129               275
Technology Portfolio                                        24          75                129               275
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                               25          76                130               277
Dreyfus Stock Index Fund                                    17          54                  93              203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                        21          66                113               244
VIP High Income Portfolio                                   22          67                115               248
VIP Money Market  Portfolio                                 18          54                 94               204
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                              21          65                112               241
VIP II Contrafund Portfolio                                 22          66                113               244
VIP II Investment Grade Bond  Portfolio                     20          63                108               233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                             28          87                148               313
Worldwide Hard Assets Fund                                  28           84               144               305

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options. We will allocate additional purchase payments for a flexible\ purchase payment contract in the same way unless you tell us otherwise.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts and twenty days for flexible purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

=====================================================================
                               INVESTMENT OPTIONS

=====================================================================


Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust Funds are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium-and smaller-sized growth companies.

AIM V.I. International Equity Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Growth Portfolio seeks long term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objectives, the Premier Growth Portfolio will employ aggressive investment policies. Since investment will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Technology Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. This portfolio invests principally in diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Dreyfus Variable Investment Fund

Small Company Stock Portfolio seeks investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by Russell 2500 TM Index. The portfolio invests primarily in the equity securities of the small to medium-sized domestic issuers that are considered by the Dreyfus Corporation to offer above-average growth potential.

Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund attempts to be fully invested at all times in the stocks that comprise the index, and stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. Dreyfus has engaged its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager.

Fidelity Variable Insurance Products Fund (VIP)

VIP Growth Portfolio seeks capital appreciation through investments primarily in common stock.

VIP High Income Portfolio seeks high current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower- quality debt securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the Fidelity Fund's attached prospectus. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR.

Fidelity Variable Insurance Products Fund II (VIP II)

VIP II Asset Manager Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term money market instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund Portfolio seeks capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide  Emerging  Markets  Fund  seeks  long-term  capital   appreciation  by
investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard Asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3% for
flexible   purchase  payment  contracts  and  4%  for  single  purchase  payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current  charges  will be  insufficient  in the  future  to  cover  the  cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:

Contribution Year*         1     2     3      4      5       6     Thereafter
Deferred Sales Charge      6%    5%    4%     3%     2%      1%         0%

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for flexible purchase payment contracts on amounts up to 10% of purchase payments paid, less the amount of any prior withdrawals or for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2) the total amount of purchase payments we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value is available in the following ways:

     o by withdrawing all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

     (1)  the total of all purchase payments less withdrawals;

     (2)  the Contract Value; and

     (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

     (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

     (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman
          Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

     (1)  after you reach age 59 1/2;

     (2)  to your beneficiary after you die;

     (3)  after you become disabled;

     (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

     (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o        Individual Retirement Annuities ("IRAs");

o        Roth IRAs;

     o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     o    Keogh Plans; and

     o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 3.5% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                                        1999               1998        1997             1996
                                                        ----------------------------------------------------------------------
                                                        ----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. CAPITAL APPRECIATION FUND
      Accumulation Unit Value
         Beginning of Period                                              11.31            9.61          N/A               N/A
         End of Period                                                    16.13           11.31          9.61              N/A
      Accum Units o/s @ end of period                                 29,393.04       21,744.22          N/A               N/A
AIM V.I. INTERNATIONAL EQUITY FUND
      Accumulation Unit Value
         Beginning of Period                                              11.51           10.10          N/A               N/A
         End of Period                                                    17.59           11.51         10.10              N/A
      Accum Units o/s @ end of period                                 21,718.81       15,407.97          N/A               N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              11.10            9.86          N/A               N/A
         End of Period                                                    10.27           11.10          9.86              N/A
      Accum Units o/s @ end of period                                  2,609.77       12,105.71          N/A               N/A
GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              18.42           14.51         11.32             10.00
         End of Period                                                    24.43           18.42         14.51             11.32
      Accum Units o/s @ end of period                                116,430.54      119,280.85     90,206.81         13,718.81
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              18.17           15.24         12.00             10.00
         End of Period                                                    19.95           18.17         15.24             12.00
      Accum Units o/s @ end of period                                136,844.23      140,206.30     89,076.46         20,637.99
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              15.29           10.48          N/A               N/A
         End of Period                                                    19.94           15.29         10.48              N/A
      Accum Units o/s @ end of period                                 54,294.71       43,782.56          N/A               N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              11.35           12.05         10.31             10.00
         End of Period                                                    13.11           11.35         12.05             10.31
      Accum Units o/s @ end of period                                 21,811.17       31,501.86     37,619.77            674.25
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              16.62           10.29          9.80             10.00
         End of Period                                                    28.80           16.62         10.29              9.80
      Accum Units o/s @ end of period                                 65,745.89       56,611.98     41,252.11          3,209.81
DREYFUS VARIABLE INVESTMENT FUND
SMALL COMPANY STOCK PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                               9.79           10.55          N/A               N/A
         End of Period                                                    10.67            9.79         10.55              N/A
      Accum Units o/s @ end of period                                 22,441.86       13,506.34      2,092.78              N/A
DREYFUS STOCK INDEX FUND
      Accumulation Unit Value
         Beginning of Period                                              18.58           14.70         11.21             10.00
         End of Period                                                    22.10           18.58         14.70             11.21
      Accum Units o/s @ end of period                                178,957.20      135,697.21     75,214.94         17,836.33
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              16.86           12.26         10.07             10.00
         End of Period                                                    22.85           16.86         12.26             10.07
      Accum Units o/s @ end of period                                217,583.76      171,928.72    114,594.66         23,774.76
VIP HIGH INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              11.68           12.38         10.67             10.00
         End of Period                                                    12.46           11.68         12.38             10.67
      Accum Units o/s @ end of period                                 50,360.48       44,527.13     28,042.38          8,506.22
VIP MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              11.08           10.66         10.25             10.00
         End of Period                                                    11.49           11.08         10.66             10.25
      Accum Units o/s @ end of period                                203,824.29      131,091.20     76,784.02        113,781.59
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              14.67           12.93         10.87             10.00
         End of Period                                                    16.08           14.67         12.93             10.87
      Accum Units o/s @ end of period                                 84,516.55       72,463.00     49,297.42          8,370.63
VIP II CONTRAFUND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              13.02           10.15          N/A               N/A
         End of Period                                                    15.95           13.02         10.15              N/A
      Accum Units o/s @ end of period                                 36,168.81       17,896.79          N/A               N/A
VIP II INVESTMENT GRADE BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                              12.09           11.27         10.48             10.00
         End of Period                                                    11.80           12.09         11.27             10.48
      Accum Units o/s @ end of period                                 45,932.23       51,222.19     18,202.66          2,615.29
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE EMERGING MARKETS FUND
      Accumulation Unit Value
         Beginning of Period                                               6.03            9.28          N/A               N/A
         End of Period                                                    11.90            6.03          9.28              N/A
      Accum Units o/s @ end of period                                  1,076.74               -          N/A               N/A
WORLDWIDE HARD ASSETS FUND
      Accumulation Unit Value
         Beginning of Period                                               7.12           10.45         10.78             10.00
         End of Period                                                     8.49            7.12         10.45             10.78
      Accum Units o/s @ end of period                                  1,690.70        2,959.21      9,786.43          4,646.11



* Funds were first invested in the portfolios as listed below:

         AIM Variable Insurance Funds

         AIM V.I. Capital Appreciation Fund                 May 5, 1993
         AIM V.I. International Equity Fund                 May 2, 1993
         Alliance Variable Products Series Fund
         Global Bond Portfolio                              July 15, 1991
         Growth Portfolio                                   September 15, 1994
         Growth and Income Portfolio                        January 14, 1991
         Premier Growth Portfolio                           June 26, 1992
         Quasar Portfolio                                   August 5, 1996
         Technology Portfolio                               January 11, 1996
         Dreyfus Variable Investment Fund
         Small Company Stock Portfolio                      May 1, 1996
         Dreyfus Stock Index Fund                           September 29, 1989
         Fidelity Variable Insurance Products Fund
         VIP Growth Portfolio                               October 9, 1986
         VIP High Income Portfolio                          September 19, 1985
         VIP Money Market Portfolio                         April 1, 1982
         Fidelity Variable Insurance Products Fund II
         VIP II Asset Manager Portfolio                     September 6, 1989
         VIP II Contrafund Portfolio                        January 3, 1995
         VIP II Investment Grade Bond Portfolio             December 5, 1988
         Van Eck Worldwide Insurance Trust
         Worldwide Emerging Markets Fund                    December 21, 1995
         Worldwide Hard Assets Fund                         September 1, 1989

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the
              Money Market Subaccount

         Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions
         Variable Annuity Payments

FINANCIAL STATEMENTS

                               GALLERY PROSPECTUS


                                   MAY 1, 2000


                              INDIVIDUAL AND GROUP
                             SINGLE PURCHASE PAYMENT

                           VARIABLE ANNUITY CONTRACTS

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes single purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus refers to single purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 4% for single premium contracts. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management, L.P.)

Conservative Investors Portfolio      Premier Growth Portfolio
Global Bond Portfolio                 Quasar Portfolio
Global Dollar Government Portfolio    Real Estate Investors Portfolio
Growth Portfolio                      Short-Term Multi-Market Portfolio
Growth and Income Portfolio           Technology Portfolio
Growth Investors Portfolio            Total Return Portfolio
High-Yield Portfolio                  U.S. Gov't High Grade Securities Portfolio
International Portfolio               Utility Income Portfolio
Money Market Portfolio                Worldwide Privatization Portfolio
North American Government Portfolio


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX  - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                                   DEFINITIONS

=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                                            Owner Transaction Expenses

Sales Load.............................................................   None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
     Contribution Year 1...............................................     6%
     Contribution Year 2...............................................     5%
     Contribution Year 3...............................................     4%
     Contribution Year 4...............................................     3%
     Contribution Year 5...............................................     2%
     Contribution Year 6...............................................     1%
     Thereafter........................................................   None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
     First 12 Per Contract Year.........................................  None
     Thereafter.........................................................   $10

Contract Maintenance Fee................................................$30/yr

Variable Account Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.................................. 1.25%
     Administrative Charge.............................................. 0.15%
                                                                         =====
     Total Variable Account Annual Expenses............................. 1.40%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement

                                                         Management          Other          Total
                                                             Fees         Expenses(1)    Expenses


Alliance Variable Products Series Funds(2)
Conservative Investors Portfolio                               0.70%             0.25%        0.95%
Global Bond Portfolio                                          0.65%             0.25%        0.90%
Global Dollar Government Portfolio                             0.12%             0.83%        0.95%
Growth Portfolio                                               0.75%             0.09%        0.84%
Growth & Income Portfolio                                      0.63%             0.08%        0.71%
Growth Investors Portfolio                                     0.55%             0.40%        0.95%
High-Yield Portfolio                                           0.60%             0.35%        0.95%
International Portfolio                                        0.69%             0.26%        0.95%
Money Market Portfolio                                         0.50%             0.14%        0.64%
North American Government Income Portfolio                     0.61%             0.34%        0.95%
Premier Growth Portfolio                                       1.00%             0.05%        1.05%
Quasar Portfolio                                               0.81%             0.14%        0.95%
Real Estate Investment Portfolio                               0.49%             0.46%        0.95%
Short-Term Multi-Market Portfolio                              0.55%             0.40%        0.95%
Technology Portfolio                                           0.86%             0.09%        0.95%
Total Return Portfolio                                         0.63%             0.23%        0.86%
U.S. Government/High Grade Securities Portfolio                0.60%             0.26%        0.86%
Utility Income Portfolio                                       0.72%             0.23%        0.95%
Worldwide Privatization Portfolio                              0.63%             0.32%        0.95%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2)  Total   expenses  for  the   following   portfolios   before   waivers  and
     reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 1999, were as follows:

                  Conservative Investors Portfolio              1.18%
                  Global Bond Portfolio                         1.04%
                  Global Dollar Government Portfolio            2.29%
                  Growth Investors Portfolio                    1.47%
                  High-Yield Portfolio                          1.40%

                  International Portfolio                             1.36%
                  North American Government Income Portfolio          1.20%
                  Premier Growth Portfolio                            1.05%
                  Quasar Portfolio                                    1.19%
                  Real Estate Investment Portfolio                    1.72%
                  Short-Term Multi-Market Portfolio                   2.65%
                  Technology Portfolio                                1.12%
                  Total Return Portfolio                              0.86%
                  U.S. Government High Grade Securities Portfolio     0.86%
                  Utility Income Portfolio                            1.14%
                  Worldwide Privatization Portfolio                   1.46%


Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                          If you surrender after:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------


Alliance Variable Products Series Fund

Conservative Investors Portfolio                           $80           $114           $149           $275
Global Bond Portfolio                                       79            113            147            270
Global Dollar Government Portfolio                          80            114            149            275
Growth Portfolio                                            79            111            144            264
Growth & Income Portfolio                                   78            107            137            250
Growth Investors Portfolio                                  80            114            149            275
High-Yield Portfolio                                        80            114            149            275
International Portfolio                                     80            114            149            275
Money Market Portfolio                                      77            105            134            243
North American Government Income Portfolio                  80            114            149            275
Premier  Growth  Portfolio                                  81            117            154            285
Quasar Portfolio                                            80            114            149            275
Real Estate Investment Portfolio                            80            114            149            275
Short-Term Multi-Market Portfolio                           80            114            149            275
Technology   Portfolio                                      80            114            149            275
Total Return Portfolio                                      79            111            145            266
U.S. Government/High Grade Securities Portfolio             79            111            145            266
Utility Income Portfolio                                    80            114            149            275
Worldwide Privatization  Portfolio                          80            114            149            275

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                         If you Annuitize or do not surrender after:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------

Alliance Variable Products Series Fund
Conservative Investors Portfolio                            24            75             129            275
Global Bond Portfolio                                       24            74             1268           270
Global Dollar Government Portfolio                          24            75             129            275
Growth Portfolio                                            23            72             123            264
Growth & Income Portfolio                                   22            68             116            250
Growth Investors Portfolio                                  24            75             129            275
High-Yield Portfolio                                        24            75             129            275
International Portfolio                                     24            75             129            275
Money Market Portfolio                                      21            66             113            243
North American Government Income Portfolio                  24            75             129            275
Premier  Growth  Portfolio                                  25            78             134            285
Quasar Portfolio                                            24            75             129            275
Real Estate Investment Portfolio                            24            75             129            275
Short-Term Multi-Market Portfolio                           24            75             129            275
Technology  Portfolio                                       24            75             129            275
Total Return Portfolio                                      24            72             124            266
U.S. Government/High Grade Securities Portfolio             24            72             124            266
Utility Income Portfolio                                    24            75             129            275
Worldwide Privatization  Portfolio                          24            75             129            275

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are contained in the Appendix.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options. We will allocate additional purchase payments for a flexible purchase payment contract in the same way unless you tell us otherwise.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts and twenty days for flexible purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

=====================================================================
                               INVESTMENT OPTIONS

=====================================================================

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. Each one may have additional portfolios that are not available under the contract.

Detailed information regarding management of the portfolios, investment objectives and policies, and investment advisory fees and other charges may be found in the relevant fund prospectus, which also contains a discussion of the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Conservative Investors Portfolio seeks the highest total return without, in the view of the Fund's Adviser, undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

Growth Investors Portfolio seeks the highest total return consistent with what the Fund's Adviser considers to be reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

High-Yield Portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share, although it expects to do so.

North American Government Income Portfolio seeks the highest level of current income, consistent with what the adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces but excluding the States of the United States), agencies, instrumentalities or authorities. The portfolio seeks high current yields by investing in government securities denominated in local currency and U.S. Dollars. Normally, the portfolio expects to maintain at least 25% of its assets in securities denominated in the U.S. Dollar.

Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Short-Term Multi Market Portfolio seeks the highest level of current income, consistent with what the Fund's Adviser considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

Technology  Portfolio  seeks growth of capital  through  investment in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and agency obligations, bonds and senior debt securities.

U.S. Government/High Grade Securities Portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities and other high grade debt securities.

Utility Income Portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

Worldwide Privatization Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Advisor to be beneficiaries of the privatization process.


Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3% for
flexible   purchase  payment  contracts  and  4%  for  single  purchase  payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:

Contribution Year*       1     2     3      4      5     6      Thereafter
Deferred Sales Charge    6%    5%    4%     3%     2%    1%          0%

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for flexible purchase payment contracts on amounts up to 10% of purchase payments paid, less the amount of any prior withdrawals or for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2) the total amount of purchase payments we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value is available in the following ways:

     o by withdrawing all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5.0% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

     (1)  the total of all purchase payments less withdrawals;

     (2)  the Contract Value; and

     (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

     (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

     (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman
          Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

     (1)  after you reach age 59 1/2;

     (2)  to your beneficiary after you die;

     (3)  after you become disabled;

     (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

     (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     o    Individual Retirement Annuities ("IRAs");

     o    Roth IRAs;

     o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     o    Keogh Plans; and

     o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 3.5% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                                    1999                    1998              1997         1996
                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
CONSERVATIVE INVESTORS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         14.64                  13.00            11.86         11.59
         End of Period                                               15.17                  14.64            13.00         11.86
      Accum Units o/s @ end of period                           455,648.34             540,939.80       556,221.49    620,774.71
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         14.32                  12.73            12.82         12.24
         End of Period                                               13.26                  14.32            12.73         12.82
      Accum Units o/s @ end of period                           143,078.76             170,885.41       161,242.31    145,722.74
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         12.54                  16.24            14.55         11.81
         End of Period                                               15.59                  12.54            16.24         14.55
      Accum Units o/s @ end of period                           111,574.88             145,266.04       179,585.93     76,451.58
GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         28.85                  22.73            17.73         13.99
         End of Period                                               38.26                  28.85            22.73         17.73
      Accum Units o/s @ end of period                         1,666,132.37           1,653,158.58     1,695,515.74  1,541,465.58
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         28.74                  24.11            18.99         15.52
         End of Period                                               31.57                  28.74            24.11         18.99
      Accum Units o/s @ end of period                         2,088,797.99           2,005,770.75     1,868,628.86  1,324,216.31
GROWTH INVESTORS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         17.46                  14.31            12.48         11.70
         End of Period                                               20.02                  17.46            14.31         12.48
      Accum Units o/s @ end of period                           151,515.40             236,304.36       165,729.30    141,797.07
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                          9.78                  10.30            N/A            N/A
         End of Period                                                9.40                   9.78            10.30          N/A
      Accum Units o/s @ end of period                           311,807.12             161,632.20         4,116.47          N/A
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         14.68                  13.17            12.92         12.22
         End of Period                                               20.29                  14.68            13.17         12.92
      Accum Units o/s @ end of period                           629,923.79             658,768.46       612,030.95    525,023.12
MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         11.79                  11.39            10.99         10.64
         End of Period                                               12.17                  11.79            11.39         10.99
      Accum Units o/s @ end of period                         1,440,087.19           1,165,714.86       919,968.32    890,464.95
NORTH AMERICAN GOVERNMENT INVESTORS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         13.70                  13.35            12.35         10.55
         End of Period                                               14.71                  13.70            13.35         12.35
      Accum Units o/s @ end of period                           452,117.14             506,676.27       469,970.73    279,368.63
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         35.54                  24.36            18.45         15.25
         End of Period                                               46.37                  35.54            24.36         18.45
      Accum Units o/s @ end of period                         2,092,120.32           1,758,411.11     1,441,993.79  1,026,432.81
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         11.66                  12.38            10.58         10.00
         End of Period                                               13.46                  11.66            12.38         10.58
      Accum Units o/s @ end of period                           756,712.16             902,341.60       629,523.13    179,808.73
REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                          9.71                  12.16            N/A            N/A
         End of Period                                                9.09                   9.71            12.16          N/A
      Accum Units o/s @ end of period                           191,461.45             200,970.16       184,436.41          N/A
SHORT-TERM MULTI MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         11.71                  11.17            10.83         10.03
         End of Period                                               11.96                  11.71            11.17         10.83
      Accum Units o/s @ end of period                            51,021.78             106,522.94        78,309.49     99,089.93
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         18.48                  11.44            10.90         10.00
         End of Period                                               32.02                  18.48            11.44         10.90
      Accum Units o/s @ end of period                         1,399,804.13             959,429.79     1,033,596.21    431,529.41
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         18.62                  16.14            13.52         11.90
         End of Period                                               19.56                  18.62            16.14         13.52
      Accum Units o/s @ end of period                           521,657.49             558,929.44       568,896.78    455,709.19
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         13.16                  12.33            11.50         11.38
         End of Period                                               12.66                  13.16            12.33         11.50
      Accum Units o/s @ end of period                           704,381.77             760,115.22       601,935.75    552,183.99
UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         18.75                  15.35            12.38         11.64
         End of Period                                               22.08                  18.75            15.35         12.38
      Accum Units o/s @ end of period                           367,300.62             356,279.99       341,317.44    305,608.09
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                         15.35                  14.04            12.86         11.01
         End of Period                                               24.04                  15.35            14.04         12.86
      Accum Units o/s @ end of period                           520,828.28             495,811.65       495,269.51    224,339.58



                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                  (continued)


                                                           1995          1994         1993      1992
                                                        -------------------------------------------------
                                                        --------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
CONSERVATIVE INVESTORS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               10.03         10.00        N/A        N/A
         End of Period                                     11.59         10.03        N/A        N/A
      Accum Units o/s @ end of period                 164,400.64      6,977.55        N/A        N/A
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.94         10.61        10.00      N/A
         End of Period                                     12.24          9.94        10.61      N/A
      Accum Units o/s @ end of period                  76,604.28     27,806.30     5,589.55      N/A
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.73         10.00        N/A        N/A
         End of Period                                     11.81          9.73        N/A        N/A
      Accum Units o/s @ end of period                  16,171.63      5,958.18        N/A        N/A
GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               10.48         11.13        10.00      10.00
         End of Period                                     13.99         10.48        11.13      10.00
      Accum Units o/s @ end of period                 777,108.88     56,104.84    35,271.53   2,081.43
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               11.57         11.76        10.66      10.00
         End of Period                                     15.52         11.57        11.76      10.66
      Accum Units o/s @ end of period                 502,667.80    179,245.69    37,573.04   7,731.36
GROWTH INVESTORS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.83         10.00        N/A        N/A
         End of Period                                     11.70          9.83        N/A        N/A
      Accum Units o/s @ end of period                  62,762.43      3,185.25        N/A        N/A
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               N/A           N/A          N/A        N/A
         End of Period                                     N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period                      N/A           N/A          N/A        N/A
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               11.27         10.69        10.00      N/A
         End of Period                                     12.22         11.27        10.69      N/A
      Accum Units o/s @ end of period                 228,254.81    122,616.95    22,441.08      N/A
MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               10.27         10.07        10.00      N/A
         End of Period                                     10.64         10.27        10.07      N/A
      Accum Units o/s @ end of period                 551,555.84    206,034.73     1,590.74      N/A
NORTH AMERICAN GOVERNMENT INVESTORS PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                8.71         10.00        N/A        N/A
         End of Period                                     10.55          8.71        N/A        N/A
      Accum Units o/s @ end of period                  95,031.46     89,164.68        N/A        N/A
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               10.66         10.00        N/A        N/A
         End of Period                                     15.25         10.66        N/A        N/A
      Accum Units o/s @ end of period                 420,662.68    108,111.20        N/A        N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               N/A           N/A          N/A        N/A
         End of Period                                     N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period                      N/A           N/A          N/A        N/A
REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               N/A           N/A          N/A        N/A
         End of Period                                     N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period                      N/A           N/A          N/A        N/A
SHORT-TERM MULTI MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.51         10.31         9.79      10.00
         End of Period                                     10.03          9.51        10.31       9.79
      Accum Units o/s @ end of period                  81,425.05     15,915.04     6,843.27   8,369.93
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               N/A           N/A          N/A        N/A
         End of Period                                     N/A           N/A          N/A        N/A
      Accum Units o/s @ end of period                      N/A           N/A          N/A        N/A
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.75         10.00        N/A        N/A
         End of Period                                     11.90          9.75        N/A        N/A
      Accum Units o/s @ end of period                 121,094.82      4,871.12        N/A        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.66         10.17        10.00      N/A
         End of Period                                     11.38          9.66        10.17      N/A
      Accum Units o/s @ end of period                 390,483.21     75,881.31     7,608.84      N/A
UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                                9.71         10.00        N/A        N/A
         End of Period                                     11.64          9.71        N/A        N/A
      Accum Units o/s @ end of period                 103,042.86     13,690.19        N/A        N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                               10.05         10.00        N/A        N/A
         End of Period                                     11.01         10.05        N/A        N/A
      Accum Units o/s @ end of period                  62,769.30      6,357.69        N/A        N/A



*Funds were first invested in the Portfolios as listed below:

Conservative Investors Portfolio                   October 28, 1994
Global Bond Portfolio                              July 15, 1991
Global Dollar Government Portfolio                 May 2, 1994
Growth Portfolio                                   September 15, 1994
Growth and Income Portfolio                        January 14, 1991
Growth Investors Portfolio                         October 28, 1994
High-Yield Portfolio                               October 27, 1997
International Portfolio                            December 28, 1992
Money Market Portfolio                             December 4, 1992
North American Government Income Portfolio         May 3, 1994
Premier Growth Portfolio                           June 26, 1992
Quasar Portfolio                                   August 5, 1996
Real Estate Investment Portfolio                   January 9, 1997
Short-Term Multi-Market Portfolio                  November 28, 1990
Technology Portfolio                               January 11, 1996
Total Return Portfolio                             December 28, 1992
U.S. Government/High Grade Securities Portfolio    September 17, 1992
Utility Income Portfolio                           May 10, 1994
Worldwide Privatization Portfolio                  September 23, 1994

================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION
         American International Life Assurance Company of New York Independent Accountants
         Legal Counsel
         Distributor

CALCULATION OF PERFORMANCE DATA
         Yield and Effective Yield Quotations for the
              Money Market Subaccount

         Yield Quotations for Other Subaccounts
         Total Return Quotations
         Non-Standardized Performance Data

ANNUITY PROVISIONS
         Variable Annuity Payments
         Annuity Unit Value
         Net Investment Factor
         Additional Provisions
         Variable Annuity Payments

FINANCIAL STATEMENTS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000

                           VARIABLE ANNUITY CONTRACTS
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium, deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2000, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

=====================================================================
                                TABLE OF CONTENTS

=====================================================================


GENERAL INFORMATION...........................................................3
     American International Life Assurance Company of New York................3
     Independent Accountants..................................................3
     Legal Counsel............................................................3
     Distributor..............................................................3
     Potential Conflicts......................................................3

CALCULATION OF PERFORMANCE DATA...............................................4
     Yield and Effective Yield Quotations for the Money Market Subaccount.....5
     Yield Quotations for Other Subaccounts...................................5
     Total Return Quotations..................................................5
     Non-Standardized Performance Data........................................6
     Tax Deferred Accumulation................................................7

ANNUITY PROVISIONS............................................................8
     Variable Annuity Payments................................................8
     Annuity Unit Value.......................................................8
     Net Investment Factor....................................................9
     Additional Provisions...................................................10

FINANCIAL STATEMENTS.........................................................10

=====================================================================
                               GENERAL INFORMATION

=====================================================================

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.

Independent Accountants

Our  financial  statements  have been  audited by  PricewaterhouseCoopers,  LLP,
independent   certified  public  accountants,   whose  offices  are  located  in
Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $2,379,279 in 1999, $2,001,940 in 1998, and $2,373,178 in 1997.
Commissions retained by AIGESC were $0 in 1999, $0 in 1998, and $37,267 in 1997.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

=====================================================================
                         CALCULATION OF PERFORMANCE DATA

=====================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                    ---------
                                       cd

Where:

          a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

          b    = expenses accrued for the period (net of reimbursements)

          c = the average daily number of Accumulation Units outstanding during the period.

          d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Total Return Quotations

The total return quotations for all of the subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The total return quotations reflect all recurring contract charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized total return quotations for all of the subaccounts other than the money market subaccount will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized total return quotations reflect all recurring contract charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not, however, assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account A's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

          (1)  the assumed rate of earnings will be realistic;

          (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

          (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

          (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

=====================================================================
                               ANNUITY PROVISIONS

=====================================================================

Variable Annuity Payments

A annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

         (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

         (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each annuity payment is the sum of all subaccount annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

          o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

          o    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          o    (a) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

               (ii) the  per  share  amount  of any  dividend  or  capital  gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

               (iii)a per  share  charge  or  credit,  which we  determine,  for changes in tax reserves resulting from investment operations of the subaccount.

     o    (b) is equal to:

               (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

               (ii) the  per  share  charge  or  credit  for any  change  in tax reserves for the prior Valuation Period.

     o    (c) is equal to:

               (i) the percentage factor representing the mortality and expense risk charge, plus

               (ii) the  percentage  factor   representing  the   administrative
                    charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We may require proof of the age of the Annuitant before making any life annuity payment provided for by the contract. If the age of the Annuitant has been misstated, we will compute the amount payable based on the correct age. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

=====================================================================
                              FINANCIAL STATEMENTS

=====================================================================

Our consolidated balance sheets and those of Variable Account A are included herein. A complete set of the financial statements of the company and the account have been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000

                           VARIABLE ANNUITY CONTRACTS

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the individual and single purchase payment, variable annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2000, call us at (800) 255-8402 or write to us American International Life Assurance Company of New York, Attention: Variable Products, 70 Pine Street, New York, NY 10270.

DATE OF STATEMENT OF ADDITIONAL INFORMATION:  May 1, 2000

                                TABLE OF CONTENTS

                                                                    Page

GENERAL INFORMATION..................................                  B-3
      American International Life Assurance Company

            of New York.................................               B-3
      Independent Accountants........................                  B-3
      Legal Counsel..................................                  B-3
      Distributor....................................                  B-3
         Potential Conflicts............................               B-3

CALCULATION OF PERFORMANCE DATA......................                  B-4
         Yield and Effective Yield Quotations for the

           Money Market Subaccount......................               B-4
         Yield Quotations for Other Subaccounts.........               B-4
         Total Return Quotations........................               B-5
         Non-Standarized Performance Data...............               B-6

ANNUITY PROVISIONS...................................                  B-8
      Variable Annuity Payments......................                  B-8
      Annuity Unit Value.............................                  B-9
      Net Investment Factor..........................                  B-10
      Additional Provisions..........................

FINANCIAL STATEMENTS.................................                  B-10

                               GENERAL INFORMATION

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York, and its ownership is contained in the Prospectus. We will provide for the safekeeping of the assets of the Variable Account.

Independent Accountants

Our  financial  statements  have been  audited by  PricewaterhouseCoopers,  LLP,
independent   certified  public  accountants,   whose  offices  are  located  in
Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein are being passed upon by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C..

Distributor

Our affiliate, AIG Equity Sales Corp. (AIGESC), a wholly owned subsidiary of American International Group, Inc., acts as the distributor. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $2,001,940 in 1998, $2,373,178 in 1997, and $2,614,407 in 1996. Commissions retained by AIGESC were $0 in 1998, $37,267 in 1997, and $20,363in 1996.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

                 CALCULATION OF PERFORMANCE RELATED INFORMATION

Yield and Effective  Yield  Quotations  for the Money Market Subaccount

The Yield quotation for the Money Market sub-account will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Contract Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                        Yield = 2[(a - b + 1)6 - 1]
                                  -----------
                                     cd

Where:

          a    =  net  investment   income  earned  during  the  period  by  the
               corresponding portfolios of the Fund attributable to shares owned by the Subaccount.

          b    = expenses accrued for the period(net of reimbursements).

          c = the average daily number of Accumulation Units outstanding during the period.

          d = the maximum offering price per Accumulation Unit on the last day of the period.

For the purposes of yield quotations for the Subaccount, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

A Deferred Sales Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "The Fund, - Transfer of Contract Values" of the Prospectus)

Total Return Quotations

The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.

Non-Standardized Performance Data

Total Return Quotations

The total return quotations for all of the Subaccounts other than a Money Market Subaccount, will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)to the power of n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

Tax Deferred Accumulation

In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The charts may show accumulations on an initial investment or Purchase Payment of a given amount, assuming hypothetical gross annual returns, compounded annually, and a stated assumed rate. The values shown for the taxable investment will not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the stated assumed rate on the amount in excess of the Purchase Payment.

In developing tax-deferral charts, the Company will follow these general principles:

(1)  the assumed rate of earnings will be realistic;

(2) the chart will depict accurately the effect of all fees and charges, or provide a narrative that prominently discloses all fees and charges;

(3)  comparative   charts  for   accumulation   values  for   tax-deferred   and
     non-tax-deferred investments will depict the implications of withdrawals and surrenders; and

(4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

The rates of return illustrated in a chart will be hypothetical and not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from those illustrated in a chart.

                               ANNUITY PROVISIONS

Variable Annuity Payments

A Variable Annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable Subaccounts. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

The dollar amount of Subaccount annuity payments after the first is determined as follows:

     (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

     (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit Value

The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

     (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is equal to:

          (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

          (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

          (iii)a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

     (b)  is equal to:

          (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c)  is equal to:

          (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

          (ii) the  percentage  factor  representing  the  daily  Administrative
               Charge.

The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

The Company will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

                              FINANCIAL STATEMENTS

Our consolidated balance sheets and those of Variable Account A are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through their website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                           Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                      AMERICAN INTERNATIONAL LIFE ASSURANCE

                               COMPANY OF NEW YORK

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                           December 31,            December 31,
                                                                               1999                    1998
                                                                            ----------              ----------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                          $  4,973,736          $  5,065,014
        (cost: 1999 - $5,076,750; 1998 - $4,798,349)
     Equity securities:
         Common stock

         (cost: 1999 - $12,837; 1998 - $12,848)                                  24,428                26,659
         Non-redeemable preferred stocks
         (cost: 1999 - $27,047; 1998 - $13,544)                                  26,602                14,691
Mortgage loans on real estate, net                                              460,455               544,401
Real estate, net of accumulated
 depreciation of $6,976 in 1999 and $6,325 in 1998                               18,937                19,587
Policy loans                                                                      9,986                10,281
Other invested assets                                                            79,381                84,156
Short-term investments                                                          143,766               252,565
Cash                                                                                245               157,187
                                                                      -----------------           -----------

    Total investments and cash                                                5,737,536             6,174,541


Amounts due from related parties                                                  9,470                 5,433
Investment income due and accrued                                                82,501                81,703
Premium and insurance balances receivable                                        17,345                16,172
Reinsurance assets                                                              306,663                27,234
Deferred policy acquisition costs                                                46,655                41,421
Federal income tax receivable                                                     6,598                     -
Deferred income taxes                                                            55,056                     -
Separate and variable accounts                                                  423,534               319,632
Other assets                                                                      1,170                 1,377
                                                                         --------------        --------------

                                    Total assets                          $   6,686,528          $  6,667,513
                                                                           ============           ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                           December 31,             December 31,
                                                                              1999                     1998
                                                                           -----------              -----------

Liabilities

  Policyholders' funds on deposit                                          $  3,741,873           $   3,607,190
  Future policy benefits                                                      1,713,163               1,694,572
  Reserve for unearned premiums                                                   5,948                   4,751
  Policy and contract claims                                                    335,557                 318,614
  Reserve for commissions, expenses and taxes                                     5,183                   5,048
  Insurance balances payable                                                      7,565                  12,088
  Federal income tax payable                                                          -                   7,623
  Deferred income taxes                                                               -                  65,683
  Amounts due to related parties                                                  3,320                  15,231
  Separate and variable accounts                                                423,534                 319,632
  Other liabilities                                                              32,137                     964
                                                                         --------------         ---------------


                                    Total liabilities                         6,268,280               6,051,396
                                                                           -------------            -----------




Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                         3,225                   3,225
  Additional paid-in capital                                                    197,025                 197,025
  Retained earnings                                                             277,829                 220,949
  Accumulated other comprehensive income                                        (59,831)                194,918
                                                                           ------------           -------------

                                    Total capital funds                         418,248                 616,117
                                                                           ------------            ------------


Total liabilities and capital funds                                        $  6,686,528             $ 6,667,513
                                                                            ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                  Years ended December 31,
                                                       ---------------------------------------------

                                                           1999                     1998                    1997
                                                       ------------             ------------            --------
Revenues:
  Premiums                                             $   189,448              $    100,339           $     96,429
  Net investment income                                    462,215                   455,176                435,098
  Realized capital losses                                  (13,103)                   (1,694)                  (226)
                                                        -----------             ------------            ------------


                     Total revenues                        638,560                   553,821                531,301
                                                         ---------                ----------              ---------


Benefits and expenses:
  Benefits to policyholders                                244,895                   178,401                165,157
  Increase in future policy benefits
   and policyholders' funds on deposit                     239,635                   252,476                221,192
  Acquisition and insurance expenses                        65,533                    59,662                 58,231
                                                        ----------               -----------             ----------

                    Total benefits and expenses            550,063                   490,539                444,580
                                                         ---------                ----------              ---------


Income before income taxes                                  88,497                    63,282                 86,721
                                                        ----------              ------------             ----------

Income taxes (benefits):
   Current                                                  15,263                    33,357                 30,000
   Deferred                                                 16,354                   (10,772)                   930
                                                        ----------               ------------           -----------

                    Total income taxes                      31,617                    22,585                 30,930
                                                        ----------               -----------             ----------

Net income                                             $    56,880              $     40,697            $    55,791
                                                        ==========               ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1999                   1998                      1997
                                                       ------------           ------------             ------------
Common stock

Balance at beginning of year                          $       3,225          $       3,225            $       3,225
                                                       ------------           ------------             ------------

Balance at end of year                                        3,225                  3,225                    3,225
                                                       ------------           ------------             ------------



Additional paid-in capital

Balance at beginning of year:                               197,025                197,025                  197,025
                                                         ----------             ----------               ----------

Balance at end of year                                      197,025                197,025                  197,025
                                                         ----------             ----------               ----------


Retained earnings

  Balance at beginning of year                              220,949                190,252                  134,461
  Net income                                                 56,880                 40,697                   55,791
  Dividends to Stockholders                                       -                (10,000)                       -
                                                    ---------------            -----------          ---------------

  Balance at end of year                                    277,829                220,949                  190,252
                                                         ----------             ----------               ----------


Accumulated other comprehensive income

  Balance at beginning of year                              194,918                184,681                  135,431
  Unrealized appreciation (depreciation) of
       investments - net of reclassification
       adjustments                                         (400,842)                (4,208)                 104,775
  Deferred income tax benefit (expense) on
       changes and future policy benefits                   146,093                 14,445                  (55,525)
                                                         ----------           ------------              -----------

   Balance at end of year                                   (59,831)               194,918                  184,681
                                                        -----------            -----------               ----------



               Total capital funds                      $   418,248            $   616,117              $   575,183
                                                         ==========             ==========               ==========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                                      Years ended December 31,
                                                                       ---------------------------------------



                                                                            1999                1998             1997
                                                                       -------------        -----------      --------
Cash flows from operating activities:

 Net income                                                             $    56,880         $     40,697     $     55,791
                                                                         ----------          -----------      -----------
Adjustments   to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                45,730              323,971           44,065
 Change in premiums and insurance balances
  receivable and payable -net                                                (5,697)               4,753           (3,201)
 Change in reinsurance assets                                              (279,429)              (6,624)           4,601
 Change in deferred policy acquisition costs                                 (5,234)              (1,674)          (3,992)
 Change in investment income due and accrued                                   (799)                 628           (4,898)
 Realized capital losses                                                     13,103                1,694              226
 Change in current and deferred income taxes -net                             2,133               (6,220)             243
 Change in reserves for commissions, expenses and taxes                         135                  480             (337)
 Change in other assets and liabilities - net                                 2,969              (24,194)         (11,055)
                                                                        -----------          -----------      -----------
Total adjustments                                                          (227,089)             292,814           25,652
                                                                          ---------           ----------      -----------
 Net cash (used in) provided by operating activities                       (170,209)             333,511           81,443
                                                                          ----------          ----------      -----------

Cash flows from investing activities:

 Cost of fixed maturities at market, sold                                   913,262              317,042          255,408
 Cost of fixed maturities at market, matured or redeemed                    641,409              824,480          435,831
 Cost of equity securities sold                                               1,149                1,413            7,422
 Cost of real estate sold                                                         -                5,107                -
 Realized capital (losses) gains                                            (13,103)              (1,694)           3,774
 Purchase of fixed maturities                                            (1,815,447)          (1,202,023)        (922,293)
 Purchase of equity securities                                              (14,641)             (13,671)          (3,000)
 Mortgage loans granted                                                     (64,782)            (140,623)         (89,717)
 Repayments of mortgage loans                                               148,799              150,803           44,733
 Change in policy loans                                                         296                  401              380
 Change in short-term investments                                           108,799             (172,672)         (19,560)
 Change in other invested assets                                            (22,632)             (12,118)           6,100
 Other - net                                                                 (4,525)             (16,637)          (7,361)
                                                                        -----------          -----------     ------------
  Net cash used in investing activities                                    (121,416)            (260,192)        (288,283)
                                                                          ---------           ----------       ----------


Cash flows from financing activities:

 Change in policyholders' funds on deposit                                  134,683               93,569          205,413
 Dividends to stockholders                                                        -              (10,000)               -
                                                                    ---------------          ----------- ----------------
    Net cash provided by financing activities                               134,683               83,569          205,413
                                                                          ---------          -----------       ----------


Change in cash                                                             (156,942)             156,888           (1,427)
Cash at beginning of year                                                   157,187                  299            1,726
                                                                        -----------        -------------     ------------
Cash at end of year                                                $            245          $   157,187   $          299
                                                                    ===============           ==========    =============


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1999                   1998                      1997
                                                       ------------           ------------             ---------
Comprehensive income

Net income                                            $      56,880          $      40,697             $     55,791
                                                       ------------           ------------              -----------



Other comprehensive income

Unrealized appreciation (depreciation) of
     investments - net of reclassification
    adjustments                                            (400,842)                (4,208)                 104,775
 Changes due to deferred income tax benefit
    (expense) on changes in
    future policy benefits                                  146,093                 14,445                  (55,525)
                                                         ----------           ------------              -----------

  Other comprehensive income                               (254,749)                10,237                   49,250
                                                         ----------           ------------              -----------

 Comprehensive income                                   $  (197,869)         $      50,934              $   105,041
                                                         ==========           ============               ==========





















                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: American International Life Assurance Company of New York (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident & health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in America Samoa, Virgin Islands and Guam.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of New York. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and other postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $17,560,000 and $17,889,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):


                                                                                Years ended December 31,
                                                                      ----------------------------------
                                                                       1999              1998               1997
                                                                       ----              ----               ----
        Fixed maturities                                             $392,878            $386,353          $378,724
        Equity securities                                               2,309               1,702             1,010
        Mortgage loans                                                 45,173              52,443            48,488
        Real estate                                                     2,113               2,782             3,097
        Policy loans                                                      750                 713               832
        Cash and short-term investments                                 7,507               4,334             4,257
        Other invested assets                                          16,026              11,209             2,878
                                                                    ---------           ---------         ---------
               Total investment income                                466,756             459,536           439,286

        Investment expenses                                             4,541               4,360             4,188
                                                                    ---------           ---------         ---------

               Net investment income                                 $462,215            $455,176          $435,098
                                                                      =======             =======           =======


     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                Years ended December 31,
                                                                       ---------------------------------
                                                                       1999               1998             1997
                                                                       ----               ----             ----

        Realized gains (losses) on investments:

        Fixed maturities                                           $  (15,407)         $   (3,908)   $            -
        Equity securities                                               1,702                 124             3,774
        Mortgage loans                                                      -                   -            (4,000)
        Real Estate                                                         -               2,079                 -
        Other                                                             602                  11                 -
                                                                 ------------       -------------     -------------
        Realized gains (losses)                                    $  (13,103)         $   (1,694)      $      (226)
                                                                   ===========         ==========       ===========-

        Change in unrealized appreciation
           (depreciation) of investments:
        Fixed maturities                                            $(369,679)          $ (16,268)         $103,520
        Equity securities                                              (3,812)              1,272            (1,446)
        Other invested assets                                         (27,351)             10,788             2,701
                                                                  ------------         ----------      ------------
         Change in unrealized appreciation
                (depreciation) of investments                       $(400,842)         $   (4,208)         $104,775
                                                                    =========-         ==========-         ========

     Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $913,263,000, $317,042,000 and $255,408,000, respectively.

     During  1999,  1998  and  1997,  gross  gains  of  $8,369,000,  $0 and  $0,
     respectively,   and  gross  losses  of  $23,776,000,   $3,908,000  and  $0,
     respectively, were realized on dispositions of fixed maturities.

     During  1999,  1998 and  1997,  gross  gains of  $1,712,000,  $126,000  and
     $3,774,000, respectively, and gross losses of $10,000, $2,000 and $0, respectively, were realized on dispositions of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments:

          At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $15,424,000 and $15,424,000 and gross losses of $4,278,000 and
          $465,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):

                                                                         Gross            Gross         Estimated
        1999                                          Amortized        Unrealized       Unrealized        Market
        ----                                            Cost             Gains           Losses           Value

        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,605      $    13,612    $        407      $     81,810
           States, municipalities and

               political subdivisions                       665,514           16,609           4,317           677,806
           Foreign governments                                9,307              108             247             9,168
           All other corporate                            4,333,324           57,006         185,378         4,204,952
                                                          ---------        ---------        --------         ---------

        Total fixed maturities                          $ 5,076,750       $   87,335       $ 190,349       $ 4,973,736
                                                         ==========        =========        ========        ==========

                                                                         Gross            Gross         Estimated
        1998                                          Amortized        Unrealized       Unrealized        Market
        ----                                            Cost             Gains           Losses           Value

        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,248      $    24,760    $         10      $     92,998
           States, municipalities and

               political subdivisions                       778,621           51,462           1,252           828,831
           Foreign governments                               28,144            6,049              -             34,193
           All other corporate                            3,923,336          229,566          43,910         4,108,992
                                                          ---------         --------       ---------         ---------

        Total fixed maturities                          $ 4,798,349        $ 311,837       $  45,172       $ 5,065,014
                                                         ==========         ========        ========        ==========

     The amortized cost and estimated market value of fixed maturities available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                               Estimated
                                                                       Amortized                 Market
                                                                          Cost                   Value

        Due in one year or less                                      $   394,356             $   385,902
        Due after one year through five years                          1,967,313               1,940,109
        Due after five years through ten years                         1,596,471               1,544,741
        Due after ten years                                            1,118,610               1,102,984
                                                                       ---------               ---------

                                                                      $5,076,750              $4,973,736
                                                                       =========               =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $883,693,000 and $986,103,000, respectively; the estimated amortized cost was approximately $883,419,000 in 1999 and $944,790,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $526,765,000 and $528,461,000, respectively, and an aggregate market value of $467,170,000 and $510,316,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

                Fixed Maturities:
                Chase Manhattan Corp                     $   46,918
                Tower Funding                                49,489

3.   Deferred Policy Acquisition Costs

     The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):


                                                 Years ended December 31,
                                          ----------------------------------
                                          1999            1998         1997
                                          ----            ----         ----
    Balance at beginning of year         $41,421        $39,748       $35,754
    Acquisition costs deferred             9,166          7,323         9,109
    Amortization charged to income        (3,932)        (5,650)       (5,115)
                                          ------        -------       -------
    Balance at end of year               $46,655        $41,421       $39,748
                                         =======        =======       =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit liabilities as at December 31, 1999 and 1998 follows (in thousands):

                                                                       1999                  1998
                                                                       ----                  ----
        Future policy benefits:
        Long duration contracts                                    $1,691,028              $1,673,267
        Short duration contracts                                       22,135                  21,305
                                                                  -----------             -----------
                                                                   $1,713,163              $1,694,572
                                                                    =========               =========

        Policyholder funds on deposit:
        Annuities                                                  $2,924,027              $2,813,969
        Guaranteed investment contracts (GICs)                        678,240                 685,336
        Universal life                                                105,223                 101,919
        Other investment contracts                                     34,383                   5,966
                                                                  -----------            ------------
                                                                   $3,741,873              $3,607,190
                                                                    =========               =========

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated
          10.7 percent.

     (c) The liability for policyholders' fund on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                        Years ended December 31,

                                                 1999                        1998                        1997
                                          -------------------------  -----------------------       --------------
                                                Percent                     Percent                     Percent
                                                    of                         of                           of
                                                pre-tax                     pre-tax                     pre-tax
                                               operating                   operating                   operating
                                           Amount    Income            Amount    Income            Amount    Income
        "Expected" income tax

              expense                        $30,974      35.0%          $22,149      35.0%          $30,352      35.0%
        State income tax                         418       0.5               194       0.3               487       0.6
        Other                                    225       0.3               242       0.4                91       0.1
                                           ---------     -----          --------     -----         ---------     -----
        Actual income

              tax expense                    $31,617      35.8%          $22,585      35.7%          $30,930      35.7%
                                              ======      ====            ======      ====            ======      ====


     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                      Years ended December 31,
                                                                                      ------------------------
                                                                                    1999                     1998
                                                                                    ----                     ----
         Deferred tax assets:
           Adjustments to mortgage loans and
                 investment income due and accrued                               $   6,876                $    6,576
           Adjustment to life policy reserves                                       39,467                    42,482
           Deferred policy acquisition costs                                             -                     5,558
           Unrealized depreciation of investments                                   32,034                         -
           Other                                                                       168                       937
                                                                                ----------                 ---------
                                                                                    78,545                    55,553
                                                                                  --------                   -------
         Deferred tax liabilities:
            Deferred policy acquisition costs                                    $   2,875             $           -
            Fixed maturities discount                                               16,199                    12,376
            Unrealized appreciation on investments                                       -                   105,059
            Other                                                                    4,415                     3,801
                                                                                 ---------                  ---------
                                                                                    23,489                   121,236
                                                                                  --------                   -------

          Net deferred tax (asset) liability                                     $ (55,056)                 $ 65,683
                                                                                  =========                  =======

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,879,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $28,174,000, $26,796,000, and $30,269,000, respectively.

6.   Commitments and Contingent Liabilities

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

     The Company is a limited  partner in Chardon/Hato  Rey Partnership  (Puerto
     Rico). The partnership agreement requires the Company to make an additional capital contribution of up to $3,000,000 to cover construction cost overruns or operating deficits. Construction was completed in 1992, the building is fully leased and profitable; therefore, no demands are foreseen.

     During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

     During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

     During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, LP. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

     During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

     During 1999, the Company entered into a partnership agreement with Private Equity Investors IV, L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            1999

                                                                       Fair               Carrying
                                                                       Value               Amount

        Cash and short-term investments                            $   144,011         $   144,011
        Fixed maturities                                             4,973,736           4,973,736
        Equity securities                                               51,030              51,030
        Mortgage and policy loans                                      476,653             470,441

        Policyholders' funds on deposit                             $3,807,329          $3,741,873

          1998

                                                                       Fair            Carrying
                                                                      Value             Amount

        Cash and short-term investments                            $   409,752         $   409,752
        Fixed maturities                                             5,065,014           5,065,014
        Equity securities                                               41,350              41,350
        Mortgage and policy loans                                      586,819             554,682

        Policyholders' funds on deposit                             $3,748,401          $3,607,190

8.   Capital Funds

     (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. There were no dividends paid in 1999. During 1998, the Company paid a $10,000,000 dividend to its stockholders.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices were $387,814,000 at December 31, 1999 and $337,170,000 at December 31, 1998. Statutory net income amounted to $66,418,000, $35,386,000 and $58,205,000 for 1999, 1998 and 1997,
          respectively.

     (c)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(13,103,000), $(1,694,000), and $(226,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $153,000, $238,000 and $306,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $69,129,000 at December 31, 1999 and $70,733,000 at December 31, 1998.

     (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (e) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows:

                         Year                                        Payments
                         ----                                        --------
                         2000                                         $1,421
                         2001                                          1,126
                         2002                                            774
                         2003                                            345
                         2004                                            277
                         Remaining years after 2004                      230
                                                                     -------

                         Total                                        $4,173
                                                                      ======

     Rent expense approximated $1,667,000, $1,604,000 and $1,398,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12).

          The  effect  of  all  reinsurance  contracts,   including  reinsurance
          assumed, is as follows (in thousands, except percentages):



                                                                                                               Percentage
        December 31, 1999                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net
        Life Insurance in Force            $32,831,967          $604,100    $      2,573        $32,230,440           -
                                           ===========          ========    ============        ===========
        Premiums:
          Life                                  98,471             2,925              64             95,610        0.7%
          Accident and Health                   18,940             8,431          31,393             41,902       74.9%
          Annuity                               51,936                 -               -             51,936             -
                                         -------------     -----------------------------       ------------

        Total Premiums                   $     169,347          $ 11,356     $    31,457      $     189,448       16.6%
                                         =============          ========     ===========      =============


     -------------------------



                                                                                                               Percentage
        December 31, 1998                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net
        Life Insurance in Force             $5,157,694          $579,949   $         446         $4,578,191           -
                                             ==========          ========   =============         ==========
        Premiums:
          Life                                  55,199             3,320              75             51,954        0.1%
          Accident and Health                   16,144             6,470          23,215             32,889       70.6%
          Annuity                               15,496                 -               -             15,496          -
                                        --------------     -----------------------------       ------------

        Total Premiums                    $     86,839         $   9,790     $    23,290        $   100,339       23.2%
                                          ============         =========     ===========        ===========




                                                                                                               Percentage
        December 31, 1997                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net

        Life Insurance in Force             $4,900,999          $408,340      $    3,061         $4,495,720        0.1%
                                            ==========          ========      ==========         ==========
        Premiums:
          Life                                  25,690             2,805              83             22,968        0.4%
          Accident and Health                   16,266             6,470          22,449             32,245       69.6%
          Annuity                               41,216                 -               -             41,216          -
                                          ------------        ----------   -------------        -----------

        Total Premiums                    $     83,172         $   9,275       $  22,532       $     96,429       23.4%
                                          ============         =========       =========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $287,073,000, $12,396,000 and $6,110,000 respectively, for the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $277,000 and $0, respectively, for the year ended December 31, 1999. Premium income and commission ceded for 1998 amounted to $89,000 and $2,000, respectively. Premium income and commission ceded for 1997 amounted to $144,000 and $2,000, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $25,496,000 and $88,000, respectively, for 1999, compared to
          $19,536,000  and $(545,000),  respectively,  for 1998, and $20,661,000 and $(602,000), respectively, for 1997.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $5,366,000 in premiums relating to this business for 1999, $5,124,000 for 1998, and $5,769,000 for 1997.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $27,700,000, $23,757,000 and $22,079,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $32,219,000, $28,405,000 and $26,941,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) During 1997, a reinsurance treaty between the Company and Delaware American Life Insurance Company (Delam) covering certain annuity policies was terminated. Upon cancellation of this agreement, assets totaling $24,030,000 were transferred from Delam to the Company.

     (e) During 1999, the Company entered into a reinsurance treaty with Lexington Insurance Company whereby the Company ceded a block of Ordinary Life business and transferred cash and securities valued at $276,917,000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of

American International Life Assurance Company of New York
Variable Account A

In our opinion, the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account A (comprising sixty-five subaccounts, hereafter collectively referred to as "Variable Account A") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account A at December 31, 1999, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account A; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                 AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


ASSETS:
       Investments at Market Value:
                                                                          Shares                Cost               Market Value
                                                                   ------------------------------------------------------------
            AIM
               Capital Appreciation Fund                                    13,325.745              $ 305,263             $ 474,130
               International Equity Fund                                    13,044.670                295,858               382,078
            Alliance
               Money Market Portfolio                                   17,539,379.530             17,539,380            17,539,380
               Premier Growth Portfolio                                  2,456,337.425             61,303,154            99,358,850
               Growth & Income Portfolio                                 3,220,397.788             63,898,700            70,171,677
               International Portfolio                                     591,444.913              9,296,254            12,881,670
               Short-Term Multi-Market Portfolio                            62,383.576                621,541               618,221
               Global Bond Portfolio                                       172,442.881              1,950,157             1,939,971
               U.S. Government/High Grade Securities Portfolio             807,342.131              9,481,256             9,025,921
               Global Dollar Government Portfolio                          161,228.874              1,976,770             1,739,659
               North American Government Income Portfolio                  535,566.093              6,733,093             6,651,730
               Utility Income Portfolio                                    378,940.829              6,314,329             8,207,858
               Conservative Investors Portfolio                            524,730.626              6,623,567             7,047,136
               Growth Investors Portfolio                                  184,085.158              2,798,863             3,153,376
               Growth Portfolio                                          1,995,812.394             40,933,405            67,038,901
               Total Return Portfolio                                      585,566.202              9,749,443            10,241,548
               Worldwide Privatization Portfolio                           576,307.200              8,786,920            12,528,922
               Technology Portfolio                                      1,389,962.749             26,308,300            46,716,641
               Quasar Portfolio                                            805,428.198              8,936,916            10,470,569
               Real Estate Investment Portfolio                            197,615.730              2,140,176             1,752,851
               High Yield Portfolio                                        320,568.613              3,028,090             2,929,999
            Dreyfus
               Stock Index Fund                                            102,852.212              3,037,099             3,954,671
               Zero Coupon 2000 Portfolio                                    4,033.829                 49,780                49,093
               Small Company Stock Portfolio                                14,350.750                217,418               239,511
            Fidelity
               Money Market Portfolio                                    2,342,841.910              2,342,842             2,342,842
               Asset Manager Portfolio                                      72,770.122              1,234,124             1,358,619
               Growth Portfolio                                             90,520.769              3,489,370             4,972,307
               High Income Portfolio                                        55,474.728                676,271               627,423
               Investment Grade Bond Portfolio                              44,577.496                553,948               542,062
               Overseas Portfolio                                           14,716.349                287,251               403,815
               Contrafund Portfolio                                         19,788.065                460,570               576,822
            Merrill Lynch
               Basic Value Focus Fund                                        5,135.842                 68,749                69,848
               Developing Capital Markets Fund                                 985.905                  9,898                10,195
               Global Growth Focus Fund                                      1,045.164                 12,151                15,447
               Global Strategy Focus Fund                                    3,373.674                 46,793                47,670
               High Current Income Fund                                      3,160.654                 30,421                30,310
               International Equity Focus Fund                               2,103.680                 27,113                29,430
               Prime Bond Fund                                               4,037.130                 45,255                44,975
               Quality Equity Fund                                             359.130                 13,541                14,340
            Mitchell Hutchins
               Balanced Portfolio                                            3,183.815                 36,095                37,410
               Global Income Portfolio                                       2,783.936                 29,391                29,343
               High Income Portfolio                                         3,362.994                 43,177                39,515
               Growth & Income Portfolio                                       722.844                 10,517                11,812
               Tactical Allocation Portfolio                                25,570.053                406,955               421,649
            Van Eck
               Worldwide Hard Assets Fund                                    1,309.753                 13,840                14,356
               Worldwide Emerging Markets Fund                                 898.582                  8,503                12,814

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                 STATEMENT OF ASSETS AND LIABILITIES (continued)
                                DECEMBER 31, 1999


ASSETS:
       Investments at Market Value:

                                                                   Shares                Cost               Market Value
                                                             -------------------   ---------------------------------------------
                                                             -------------------   ---------------------------------------------
            Weiss, Peck & Greer
               Tomorrow Short Term Portfolio                         26,586.850                261,094               266,132
               Tomorrow Medium Term Portfolio                        13,489.675                114,709               121,674
               Tomorrow Long Term Portfolio                           3,563.957                 29,956                32,502
                                                                                  -----------------------  --------------------
                                                                                  -----------------------  --------------------

               Total Investments                                                         $ 302,578,266         $ 407,187,675
                    Total Assets                                                                               $ 407,187,675
                                                                                                           ====================
                                                                                                           ====================

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
    CONTRACT HOLDERS:
            Accumulation Reserves                                                                              $ 407,149,616
            Annuity Reserves                                                                                          38,059
                                                                                                           --------------------
                                                                                                               $ 407,187,675
                                                                                                           ====================
                                                                                                           ====================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
       Investments at Market Value:

                                                                 Shares                Cost               Market Value
                                                           ----------------------------------------------------------------
               Premium Growth & Income Series                     259,659.671            $ 3,989,410           $ 4,419,406
               Premium Delchester Series                           36,869.670                338,054               274,464
               Premium Capital Reserves Series                     71,889.623                695,665               674,083
               Premium Delaware Balanced Series                    45,583.656                755,564               790,422
               Premium Cash Reserve Series                         32,317.067                323,171               323,689
               Premium DelCap Series                              114,370.961              1,810,685             3,265,291

                                                                              -----------------------  --------------------

               Total Investments                                                         $ 7,912,549           $ 9,747,355
                    Total Assets                                                                               $ 9,747,355
                                                                                                       ====================
EQUITY:
            Contract Owners' Equity                                                                            $ 9,747,355
                                                                                                       --------------------
                    Total Equity                                                                               $ 9,747,355
                                                                                                       ====================

                       See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1999


                                                                      DelGr
                                                                     Premium                            DelGrp            DelGrp
                                                                      Growth           DelGrp           Premium          Premium
                                                                        &             Premium           Capital          Delaware
                                                                      Income         Delchester        Reserves          Balanced
                                                      Total           Series           Series           Series            Series
                                                   -------------   -------------   ---------------   --------------    -------------
Investment Income (Loss):

    Dividends                                          $916,693        $606,590           $40,070          $35,798          $74,390
Expenses:
    Mortality & Expense Risk Fees                       135,583          72,172             4,836            7,900           13,753
    Daily Administrative Charges                            382             207                39               38               98
                                                   -------------   -------------   ---------------   --------------    -------------
    Net Investment Income (Loss)                        780,728         534,211            35,195           27,860           60,539
                                                   -------------   -------------   ---------------   --------------    -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,178,291         856,051           (38,402)          (1,026)         144,862
    Change in Unrealized Appreciation
        (Depreciation)                               (1,004,471)     (1,581,173)           (9,612)         (33,154)        (320,936)
                                                   -------------   -------------   ---------------   --------------    -------------
    Net Gain (Loss) on Investments                      173,820        (725,122)          (48,014)         (34,180)        (176,074)
                                                   -------------   -------------   ---------------   --------------    -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $954,548       ($190,911)         ($12,819)         ($6,320)       ($115,535)
                                                   =============   =============   ===============   ==============    =============

                 See Accompanying Notes to Financial Statements



                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1999 and December 31, 1998


                                                                                                                      1999
                                                                        DelGrp
                                                                       Premium                         DelGrp             DelGrp
                                                                        Growth         DelGrp          Premium           Premium
                                                                          &           Premium          Capital           Delaware
                                                                        Income       Delchester       Reserves           Balanced
                                                      Total             Series         Series          Series             Series
                                                   -------------     -------------   -------------    ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $780,728          $534,211         $35,195         $27,860           $60,539
    Realized Gain (Loss) on Investment Activity       1,178,291           856,051         (38,402)         (1,026)          144,862
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,004,471)       (1,581,173)         (9,612)        (33,154)         (320,936)
                                                   -------------     -------------   -------------    ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     954,548          (190,911)        (12,819)         (6,320)         (115,535)
                                                   -------------     -------------   -------------    ------------      ------------

Capital Transactions:
    Administrative Charges                               (6,513)           (2,728)           (467)           (264)             (857)
    Transfers                                                 0          (179,649)        (60,826)         96,198                 0
    Contract Withdrawals                             (3,981,812)       (1,944,313)       (272,187)        (46,823)         (650,920)
    Deferred Sales Charges                                    0                 0               0               0                 0
    Death Benefits                                     (120,796)         (120,796)              0               0                 0
                                                   -------------     -------------   -------------    ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (4,109,121)       (2,247,486)       (333,480)         49,111          (651,777)
                                                   -------------     -------------   -------------    ------------      ------------
Total Increase (Decrease) in Net Assets              (3,154,573)       (2,438,397)       (346,299)         42,791          (767,312)
Net Assets, at Beginning of Year                     12,901,928         6,857,803         620,763         631,292         1,557,734
                                                   -------------     -------------   -------------    ------------      ------------
Net Assets, at End of Year                           $9,747,355        $4,419,406        $274,464        $674,083          $790,422
                                                   =============     =============   =============    ============      ============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1998

                                                                       DelGrp
                                                                      Premium                            DelGrp
                                                                      Decatur           DelGrp           Premium          DelGrp
                                                                       Total           Premium           Capital         Premium
                                                                       Return         Delchester        Reserves         Delaware
                                                      Total            Series           Series           Series           Series
                                                   -------------    -------------   ---------------   --------------   -------------
Investment Income (Loss):
    Dividends                                        $1,370,498         $560,097           $84,032          $55,946        $276,322
Expenses:
    Mortality & Expense Risk Fees                       191,092           93,976            10,837           12,198          26,414
    Daily Administrative Charges                            379              200                43               40              96
                                                   -------------    -------------   ---------------   --------------   -------------
    Net Investment Income (Loss)                      1,179,027          465,921            73,152           43,708         249,812
                                                   -------------    -------------   ---------------   --------------   -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,846,091          770,778            32,765          (20,003)        446,197
    Change in Unrealized Appreciation
        (Depreciation)                               (1,451,891)        (555,865)         (111,589)          28,811        (385,249)
                                                   -------------    -------------   ---------------   --------------   -------------
    Net Gain (Loss) on Investments                      394,200          214,913           (78,824)           8,808          60,948
                                                   -------------    -------------   ---------------   --------------   -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,573,227         $680,834           ($5,672)         $52,516        $310,760
                                                   =============    =============   ===============   ==============   =============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1999 and December 31, 1998


                                                                                                                      1998
                                                                      DelGrp
                                                                     Premium                           DelGrp          DelGrp
                                                                      Growth           DelGrp          Premium        Premium
                                                                        &             Premium          Capital        Delaware
                                                                      Income         Delchester       Reserves        Balanced
                                                     Total            Series           Series          Series          Series
                                                  -------------    -------------   ---------------   -------------   ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $1,179,027         $465,921           $73,152         $43,708       $249,812
    Realized Gain (Loss) on Investment Activity      1,846,091          770,778            32,765         (20,003)       446,197
    Change in Unrealized Appreciation
        (Depreciation) of Investments               (1,451,891)        (555,865)         (111,589)         28,811       (385,249)
                                                  -------------    -------------   ---------------   -------------   ------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  1,573,227          680,834            (5,672)         52,516        310,760
                                                  -------------    -------------   ---------------   -------------   ------------

Capital Transactions:
    Administrative Charges                              (9,619)          (3,187)             (644)           (747)        (1,345)
    Transfers                                               (1)          41,089            51,500           5,484       (114,667)
    Contract Withdrawals                            (6,265,026)      (1,722,322)         (428,530)       (554,076)    (1,207,890)
    Deferred Sales Charges                              (1,120)            (222)                0               0           (182)
    Death Benefits                                    (194,443)         (61,798)          (17,689)              0        (81,109)
                                                  -------------    -------------   ---------------   -------------   ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (6,470,209)      (1,746,440)         (395,363)       (549,339)    (1,405,193)
                                                  -------------    -------------   ---------------   -------------   ------------
Total Increase (Decrease) in Net Assets             (4,896,982)      (1,065,606)         (401,035)       (496,823)    (1,094,433)
Net Assets, at Beginning of Year                    17,798,910        7,923,409         1,021,798       1,128,115      2,652,167
                                                  -------------    -------------   ---------------   -------------   ------------
Net Assets, at End of Year                         $12,901,928       $6,857,803          $620,763        $631,292     $1,557,734
                                                  =============    =============   ===============   =============   ============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1999

                                                                                        AIM                       AIM
                                                                                      Capital                International
                                                                                   Appreciation                 Equity
                                                             Total                     Fund                      Fund
Investment Income (Loss):
    Dividends                                                  $19,386,631                    $9,975                   $11,021
Expenses:
    Mortality & Expense Risk Fees                                4,264,969                     4,019                     2,132
    Daily Administrative Charges                                   507,986                       481                       256
                                                        -------------------      --------------------        ------------------
Net Investment Income (Loss)                                    14,613,676                     5,475                     8,633
                                                        -------------------      --------------------        ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                18,529,459                     6,603                     5,055
    Change in Unrealized Appreciation
        (Depreciation)                                          43,851,315                   127,137                    81,048
                                                        -------------------      --------------------        ------------------
    Net Gain (Loss) on Investments                              62,380,774                   133,740                    86,103
                                                        -------------------      --------------------        ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                  $76,994,450                  $139,215                   $94,736
                                                        ===================      ====================        ==================

                                                                                                                 Alliance
                                                           Alliance                    Alliance                  Growth
                                                             Money                      Premier                     &
                                                            Market                      Growth                   Income
                                                           Portfolio                   Portfolio                Portfolio
Investment Income (Loss):
    Dividends                                                     $700,536                  $1,073,618               $7,224,445
Expenses:
    Mortality & Expense Risk Fees                                  192,433                     983,663                  852,263
    Daily Administrative Charges                                    23,015                     116,459                  100,959
                                                        -------------------      ----------------------       ------------------
Net Investment Income (Loss)                                       485,088                     (26,504)               6,271,223
                                                        -------------------      ----------------------       ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                         0                   6,924,354                3,600,819
    Change in Unrealized Appreciation
        (Depreciation)                                                   0                  14,931,210               (4,022,272)
                                                        -------------------      ----------------------       ------------------
    Net Gain (Loss) on Investments                                       0                  21,855,564                 (421,453)
                                                        -------------------      ----------------------       ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                     $485,088                 $21,829,060               $5,849,770
                                                        ===================      ======================       ==================


                                                                                      Alliance                    Alliance
                                                           Alliance                  Short-Term                    Global
                                                         International              Multi-Market                    Bond
                                                           Portfolio                  Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                     $393,046                    $51,020                     $79,425
Expenses:
    Mortality & Expense Risk Fees                                  130,286                     11,238                      27,549
    Daily Administrative Charges                                    15,511                      1,335                       3,314
                                                       --------------------       --------------------          ------------------
Net Investment Income (Loss)                                       247,249                     38,447                      48,562
                                                       --------------------       --------------------          ------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                   364,557                    (25,759)                    (26,616)
    Change in Unrealized Appreciation
        (Depreciation)                                           3,028,155                      6,759                    (205,670)
                                                       --------------------       --------------------          ------------------
    Net Gain (Loss) on Investments                               3,392,712                    (19,000)                   (232,286)
                                                       --------------------       --------------------          ------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                   $3,639,961                    $19,447                   ($183,724)
                                                       ====================       ====================          ==================

                                                           Alliance
                                                             U.S.                                                      Alliance
                                                          Government/                 Alliance                           North
                                                             High                      Global                          American
                                                             Grade                     Dollar                         Government
                                                          Securities                 Government                         Income
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                     $586,759                   $239,951                   $625,132
Expenses:
    Mortality & Expense Risk Fees                                  116,564                     19,589                     83,543
    Daily Administrative Charges                                    13,993                      2,350                     10,002
                                                       --------------------       --------------------           ----------------
Net Investment Income (Loss)                                       456,202                    218,012                    531,587
                                                       --------------------       --------------------           ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                   114,310                   (282,740)                   (70,553)
    Change in Unrealized Appreciation
        (Depreciation)                                            (942,385)                   413,312                      4,809
                                                       --------------------       --------------------           ----------------
    Net Gain (Loss) on Investments                                (828,075)                   130,572                    (65,744)
                                                       --------------------       --------------------           ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                    ($371,873)                  $348,584                   $465,843
                                                       ====================       ====================           ================

                                                           Alliance                   Alliance                         Alliance
                                                            Utility                 Conservative                        Growth
                                                            Income                    Investors                        Investors
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                     $315,633                   $685,138                 $353,709
Expenses:
    Mortality & Expense Risk Fees                                   94,341                     94,835                   45,135
    Daily Administrative Charges                                    11,182                     11,384                    5,418
                                                       --------------------       --------------------           --------------
Net Investment Income (Loss)                                       210,110                    578,919                  303,156
                                                       --------------------       --------------------           --------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                   677,824                    282,122                  398,725
    Change in Unrealized Appreciation
        (Depreciation)                                             327,019                   (601,908)                (220,919)
                                                       --------------------       --------------------           --------------
    Net Gain (Loss) on Investments                               1,004,843                   (319,786)                 177,806
                                                       --------------------       --------------------           --------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                   $1,214,953                   $259,133                 $480,962
                                                       ====================       ====================           ==============


                                                                                      Alliance                         Alliance
                                                           Alliance                     Total                          Worldwide
                                                            Growth                     Return                        Privatization
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                   $4,486,522                   $913,262                 $605,611
Expenses:
    Mortality & Expense Risk Fees                                  695,454                    127,392                  107,935
    Daily Administrative Charges                                    83,065                     15,285                   12,939
                                                       --------------------       --------------------           --------------
Net Investment Income (Loss)                                     3,708,003                    770,585                  484,737
                                                       --------------------       --------------------           --------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                 3,158,204                    480,690                  233,135
    Change in Unrealized Appreciation
        (Depreciation)                                           9,482,598                   (751,823)               3,635,825
                                                       --------------------       --------------------           --------------
    Net Gain (Loss) on Investments                              12,640,802                   (271,133)               3,868,960
                                                       --------------------       --------------------           --------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                  $16,348,805                   $499,452               $4,353,697
                                                       ====================       ====================           ==============


                                                                                                                       Alliance
                                                                                                                         Real
                                                           Alliance                   Alliance                          Estate
                                                          Technology                   Quasar                         Investment
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                      $48,040                    $40,610                   $86,289
Expenses:
    Mortality & Expense Risk Fees                                  331,866                    130,226                    22,674
    Daily Administrative Charges                                    39,732                     15,588                     2,708
                                                       --------------------       --------------------           ---------------
Net Investment Income (Loss)                                      (323,558)                  (105,204)                   60,907
                                                       --------------------       --------------------           ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                 3,786,127                   (949,626)                 (148,484)
    Change in Unrealized Appreciation
        (Depreciation)                                          14,639,981                  2,380,156                   (33,750)
                                                       --------------------       --------------------           ---------------
    Net Gain (Loss) on Investments                              18,426,108                  1,430,530                  (182,234)
                                                       --------------------       --------------------           ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                  $18,102,550                 $1,325,326                 ($121,327)
                                                       ====================       ====================           ===============



                                                                                                                        Dreyfus
                                                           Alliance                    Dreyfus                           Zero
                                                             High                       Stock                           Coupon
                                                             Yield                      Index                            2000
                                                           Portfolio                    Fund                           Portfolio
Investment Income (Loss):
    Dividends                                                     $106,596                    $67,038                    $2,732
Expenses:
    Mortality & Expense Risk Fees                                   30,357                     39,854                       640
    Daily Administrative Charges                                     3,650                      4,783                        77
                                                       --------------------       --------------------           ---------------
Net Investment Income (Loss)                                        72,589                     22,401                     2,015
                                                       --------------------       --------------------           ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  (158,252)                   $95,377                       $64
    Change in Unrealized Appreciation
        (Depreciation)                                              (4,746)                   464,796                    (1,435)

                                                       --------------------       --------------------           ---------------
    Net Gain (Loss) on Investments                                (162,998)                   560,173                    (1,371)
                                                       --------------------       --------------------           ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                     ($90,409)                  $582,574                      $644
                                                       ====================       ====================           ===============


                                                            Dreyfus
                                                             Small                    Fidelity                         Fidelity
                                                            Company                     Money                            Asset
                                                             Stock                     Market                           Manager
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                           $0                   $107,188                   $79,365
Expenses:
    Mortality & Expense Risk Fees                                    2,151                     26,441                    15,708
    Daily Administrative Charges                                       258                      3,163                     1,886
                                                       --------------------       --------------------           ---------------
Net Investment Income (Loss)                                        (2,409)                    77,584                    61,771
                                                       --------------------       --------------------           ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                   ($1,646)                         0                     6,293
    Change in Unrealized Appreciation
        (Depreciation)                                              25,085                          0                    54,071
                                                       --------------------       --------------------           ---------------
    Net Gain (Loss) on Investments                                  23,439                          0                    60,364
                                                       --------------------       --------------------           ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                      $21,030                    $77,584                  $122,135
                                                       ====================       ====================           ===============

                                                                                                                       Fidelity
                                                                                      Fidelity                        Investment
                                                           Fidelity                     High                             Grade
                                                            Growth                     Income                            Bond
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                     $328,017                    $49,621                    $26,438
Expenses:
    Mortality & Expense Risk Fees                                   45,240                      7,602                      6,388
    Daily Administrative Charges                                     5,423                        911                        767
                                                       --------------------       --------------------           ----------------
Net Investment Income (Loss)                                       277,354                     41,108                     19,283
                                                       --------------------       --------------------           ----------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                    60,273                    (11,184)                     5,096
    Change in Unrealized Appreciation
        (Depreciation)                                             860,769                      5,148                    (35,551)
                                                       --------------------       --------------------           ----------------
    Net Gain (Loss) on Investments                                 921,042                     (6,036)                   (30,455)
                                                       --------------------       --------------------           ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                   $1,198,396                    $35,072                   ($11,172)
                                                       ====================       ====================           ================


                                                                                                                        Merrill
                                                                                                                         Lynch
                                                                                                                         Basic
                                                           Fidelity                   Fidelity                           Value
                                                           Overseas                  Contrafund                          Focus
                                                           Portfolio                  Portfolio                          Fund
Investment Income (Loss):
    Dividends                                                      $12,136                     $9,757                     $1,000
Expenses:
    Mortality & Expense Risk Fees                                    4,045                      4,655                         43
    Daily Administrative Charges                                       485                        558                          5
                                                       --------------------       --------------------           ----------------
Net Investment Income (Loss)                                         7,606                      4,544                        952
                                                       --------------------       --------------------           ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                     3,622                      1,014                          0
    Change in Unrealized Appreciation
        (Depreciation)                                             107,741                     85,032                      1,098
                                                       --------------------       --------------------           ----------------
    Net Gain (Loss) on Investments                                 111,363                     86,046                      1,098
                                                       --------------------       --------------------           ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                     $118,969                    $90,590                     $2,050
                                                       ====================       ====================           ================


                                                            Merrill                    Merrill                          Merrill
                                                             Lynch                      Lynch                            Lynch
                                                          Developing                   Global                           Global
                                                            Capital                    Growth                          Strategy
                                                            Markets                     Focus                            Focus
                                                             Fund                       Fund                             Fund
Investment Income (Loss):
    Dividends                                                           $0                       $192                    $0
Expenses:
    Mortality & Expense Risk Fees                                        1                         41                     7
    Daily Administrative Charges                                         0                          5                     0
                                                       --------------------       --------------------           -----------
Net Investment Income (Loss)                                            (1)                       146                    (7)
                                                       --------------------       --------------------           -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                         0                          6                     0
    Change in Unrealized Appreciation
        (Depreciation)                                                 296                      3,297                   877
                                                       --------------------       --------------------           -----------
    Net Gain (Loss) on Investments                                     296                      3,303                   877
                                                       --------------------       --------------------           -----------
                                                       --------------------       --------------------           -----------

Increase (Decrease) in Net Assets
    Resulting From Operations                                         $295                     $3,449                  $870
                                                       ====================       ====================           ===========


                                                            Merrill                    Merrill
                                                             Lynch                      Lynch                           Merrill
                                                             High                   International                        Lynch
                                                            Current                    Equity                            Prime
                                                            Income                      Focus                            Bond
                                                             Fund                       Fund                             Fund
Investment Income (Loss):
    Dividends                                                         $465                       $101                      $262
Expenses:
    Mortality & Expense Risk Fees                                       38                         66                         6
    Daily Administrative Charges                                         5                          8                         0
                                                       --------------------       --------------------           ---------------
Net Investment Income (Loss)                                           422                         27                       256
                                                       --------------------       --------------------           ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                         0                          7                         0
    Change in Unrealized Appreciation
        (Depreciation)                                                (110)                     2,318                      (281)
                                                       --------------------       --------------------           ---------------
    Net Gain (Loss) on Investments                                    (110)                     2,325                      (281)
                                                       --------------------       --------------------           ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                                         $312                     $2,352                      ($25)
                                                       ====================       ====================           ===============



                                                            Merrill                                                    Mitchell
                                                             Lynch                    Mitchell                         Hutchins
                                                            Quality                   Hutchins                          Global
                                                            Equity                    Balanced                          Income
                                                             Fund                     Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                       $1,584                         $0                      $0
Expenses:
    Mortality & Expense Risk Fees                                       39                        143                      49
    Daily Administrative Charges                                         5                         17                       5
                                                       --------------------       --------------------           -------------
Net Investment Income (Loss)                                         1,540                       (160)                    (54)
                                                       --------------------       --------------------           -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                         3                         (3)                      2
    Change in Unrealized Appreciation
        (Depreciation)                                                 799                      1,315                     (48)
                                                       --------------------       --------------------           -------------
    Net Gain (Loss) on Investments                                     802                      1,312                     (46)
                                                       --------------------       --------------------           -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                       $2,342                     $1,152                   ($100)
                                                       ====================       ====================           =============

                                                                                      Mitchell
                                                           Mitchell                   Hutchins                         Mitchell
                                                           Hutchins                    Growth                          Hutchins
                                                             High                         &                            Tactical
                                                            Income                     Income                         Allocation
                                                           Portfolio                  Portfolio                        Portfolio
Investment Income (Loss):
    Dividends                                                       $3,996                         $0                    $26,733
Expenses:
    Mortality & Expense Risk Fees                                       61                         43                      2,506
    Daily Administrative Charges                                         8                          5                        303
                                                       --------------------       --------------------           ----------------
Net Investment Income (Loss)                                         3,927                        (48)                    23,924
                                                       --------------------       --------------------           ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                        (9)                         6                        812
    Change in Unrealized Appreciation
        (Depreciation)                                              (3,662)                     1,294                     14,696
                                                       --------------------       --------------------           ----------------
    Net Gain (Loss) on Investments                                  (3,671)                     1,300                     15,508
                                                       --------------------       --------------------           ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                         $256                     $1,252                    $39,432
                                                       ====================       ====================           ================



                                                            Van Eck                    Van Eck                           WP&G
                                                           Worldwide                  Worldwide                        Tomorrow
                                                             Hard                     Emerging                           Short
                                                            Assets                     Markets                           Term
                                                             Fund                       Fund                           Portfolio
Investment Income (Loss):
    Dividends                                                         $217                         $0                   $19,437
Expenses:
    Mortality & Expense Risk Fees                                      223                         31                     3,508
    Daily Administrative Charges                                        27                          3                       420
                                                       --------------------       --------------------           ---------------
Net Investment Income (Loss)                                           (33)                       (34)                   15,509
                                                       --------------------       --------------------           ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                    (9,636)                         5                     3,486
    Change in Unrealized Appreciation
        (Depreciation)                                              12,039                      4,311                   (16,500)
                                                       --------------------       --------------------           ---------------
    Net Gain (Loss) on Investments                                   2,403                      4,316                   (13,014)
                                                       --------------------       --------------------           ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                       $2,370                     $4,282                    $2,495
                                                       ====================       ====================           ===============

                                                             WP&G                       WP&G
                                                           Tomorrow                   Tomorrow
                                                            Medium                      Long
                                                             Term                       Term
                                                           Portfolio                  Portfolio
Investment Income (Loss):
    Dividends                                                      $10,811                     $3,203
Expenses:
    Mortality & Expense Risk Fees                                    1,563                        383
    Daily Administrative Charges                                       187                         46
                                                       --------------------       --------------------
Net Investment Income (Loss)                                         9,061                      2,774
                                                       --------------------       --------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                     1,675                      3,701
    Change in Unrealized Appreciation
        (Depreciation)                                              (6,874)                    (3,742)
                                                       --------------------       --------------------
    Net Gain (Loss) on Investments                                  (5,199)                       (41)
                                                       --------------------       --------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                       $3,862                     $2,733
                                                       ====================       ====================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1999 and December 31, 1998

                    1999
                                                                                               AIM                       AIM
                                                                                             Capital                International
                                                                                          Appreciation                 Equity
                                                             Total                            Fund                      Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                               $14,613,676                     $5,475                    $8,633
    Realized Gain (Loss) on Investment Activity                 18,529,459                      6,603                     5,055
    Change in Unrealized Appreciation
        (Depreciation) of Investments                           43,851,315                    127,137                    81,048
                                                         ------------------           ----------------           ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                             76,994,450                    139,215                    94,736
                                                         ------------------           ----------------           ---------------

Capital Transactions:
    Contract Deposits                                           64,828,773                     88,202                     9,952
    Administrative Charges                                        (126,754)                       (74)                      (81)
    Transfers                                                      459,875                      1,123                   101,180
    Contract Withdrawals                                       (33,916,353)                      (296)                     (980)
    Deferred Sales Charges                                        (744,436)                         0                       (14)
    Death Benefits                                              (2,600,379)                         0                         0
    Annuity Payments                                                (2,387)                         0                         0
                                                         ------------------           ----------------           ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                   27,898,339                     88,955                   110,057
                                                         ------------------           ----------------           ---------------
Total Increase (Decrease) in Net Assets                        104,892,789                    228,170                   204,793
Net Assets, at Beginning of Year                               302,294,886                    245,960                   177,285
                                                         ------------------           ----------------           ---------------
Net Assets, at End of Year                                    $407,187,675                   $474,130                  $382,078
                                                         ==================           ================           ===============



                                                                                                               Alliance
                                                               Alliance                Alliance                 Growth
                                                                 Money                  Premier                    &
                                                                Market                  Growth                  Income
                                                               Portfolio               Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                      $485,088                ($26,504)             $6,271,223
    Realized Gain (Loss) on Investment Activity                              0               6,924,354               3,600,819
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                        0              14,931,210              (4,022,272)
                                                         ----------------------       -----------------      ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                    485,088              21,829,060               5,849,770
                                                         ----------------------       -----------------      ------------------
Capital Transactions:
    Contract Deposits                                               15,920,041              14,223,773              10,493,077
    Administrative Charges                                              (5,880)                (28,578)                (25,538)
    Transfers                                                       (6,003,887)              5,078,599               1,354,945
    Contract Withdrawals                                            (6,118,772)             (4,833,266)             (8,044,310)
    Deferred Sales Charges                                            (166,060)               (108,499)               (126,961)
    Death Benefits                                                    (322,821)               (938,281)               (407,238)
    Annuity Payments                                                         0                    (538)                   (610)
                                                         ----------------------       -----------------      ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                        3,302,621              13,393,210               3,243,365
                                                         ----------------------       -----------------      ------------------
Total Increase (Decrease) in Net Assets                              3,787,709              35,222,270               9,093,135
Net Assets, at Beginning of Year                                    13,751,671              64,136,580              61,078,542
                                                         ----------------------       -----------------      ------------------
Net Assets, at End of Year                                         $17,539,380             $99,358,850             $70,171,677
                                                         ======================       =================      ==================




                                                                                         Alliance                         Alliance
                                                               Alliance                 Short-Term                         Global
                                                             International             Multi-Market                         Bond
                                                               Portfolio                 Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                               $247,249                   $38,447                          $48,562
    Realized Gain (Loss) on Investment Activity                 364,557                   (25,759)                         (26,616)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         3,028,155                     6,759                         (205,670)
                                                         ---------------           ---------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           3,639,961                    19,447                         (183,724)
                                                         ---------------           ---------------           ----------------------

Capital Transactions:
    Contract Deposits                                           800,826                    (5,692)                          52,571
    Administrative Charges                                       (3,796)                     (301)                            (644)
    Transfers                                                  (326,881)                 (379,300)                        (387,667)
    Contract Withdrawals                                       (864,697)                 (262,880)                        (101,547)
    Deferred Sales Charges                                      (19,115)                   (8,925)                          (1,713)
    Death Benefits                                              (83,917)                        0                          (36,450)
    Annuity Payments                                                  0                         0                             (454)
                                                         ---------------           ---------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                  (497,580)                 (657,098)                        (475,904)
                                                         ---------------           ---------------           ----------------------
Total Increase (Decrease) in Net Assets                       3,142,381                  (637,651)                        (659,628)
Net Assets, at Beginning of Year                              9,739,289                 1,255,872                        2,599,599
                                                         ---------------           ---------------           ----------------------
Net Assets, at End of Year                                  $12,881,670                  $618,221                       $1,939,971
                                                         ===============           ===============           ======================

                                                               Alliance
                                                                 U.S.                                                     Alliance
                                                              Government/                 Alliance                           North
                                                                 High                      Global                          American
                                                                 Grade                     Dollar                         Government
                                                              Securities                 Government                         Income
                                                               Portfolio                  Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                              $456,202                   $218,012                         $531,587
    Realized Gain (Loss) on Investment Activity                114,310                   (282,740)                         (70,553)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         (942,385)                   413,312                            4,809
                                                         --------------           ----------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           (371,873)                   348,584                          465,843
                                                         --------------           ----------------           ----------------------

Capital Transactions:
    Contract Deposits                                          897,659                     84,400                          901,728
    Administrative Charges                                      (3,451)                      (730)                          (3,004)
    Transfers                                                 (333,172)                  (417,507)                      (1,017,610)
    Contract Withdrawals                                    (1,021,703)                   (94,780)                        (620,560)
    Deferred Sales Charges                                     (24,406)                    (2,123)                          (8,884)
    Death Benefits                                            (138,430)                         0                           (7,314)
    Annuity Payments                                              (215)                         0                                0
                                                         --------------           ----------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                 (623,718)                  (430,740)                        (755,644)
                                                         --------------           ----------------           ----------------------
Total Increase (Decrease) in Net Assets                       (995,591)                   (82,156)                        (289,801)
Net Assets, at Beginning of Year                            10,021,512                  1,821,815                        6,941,531
                                                         --------------           ----------------           ----------------------
Net Assets, at End of Year                                  $9,025,921                 $1,739,659                       $6,651,730
                                                         ==============           ================           ======================




                                                               Alliance                   Alliance                    Alliance
                                                                Utility                 Conservative                   Growth
                                                                Income                    Investors                   Investors
                                                               Portfolio                  Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $210,110                   $578,919                    $303,156
    Realized Gain (Loss) on Investment Activity                   677,824                    282,122                     398,725
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             327,019                   (601,908)                   (220,919)
                                                         -----------------          -----------------           -----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                             1,214,953                    259,133                     480,962
                                                         -----------------          -----------------           -----------------

Capital Transactions:
    Contract Deposits                                           1,038,529                     84,975                      14,900
    Administrative Charges                                         (2,210)                    (3,226)                     (1,275)
    Transfers                                                       2,215                   (127,228)                   (633,789)
    Contract Withdrawals                                         (646,827)                (1,146,461)                   (917,519)
    Deferred Sales Charges                                        (10,041)                   (32,269)                    (23,414)
    Death Benefits                                               (162,831)                   (44,897)                     (4,307)
    Annuity Payments                                                    0                          0                           0
                                                         -----------------          -----------------           -----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     218,835                 (1,269,106)                 (1,565,404)
                                                         -----------------          -----------------           -----------------
Total Increase (Decrease) in Net Assets                         1,433,788                 (1,009,973)                 (1,084,442)
Net Assets, at Beginning of Year                                6,774,070                  8,057,109                   4,237,818
                                                         -----------------          -----------------           -----------------
Net Assets, at End of Year                                     $8,207,858                 $7,047,136                  $3,153,376
                                                         =================          =================           =================




                                                                                          Alliance                   Alliance
                                                               Alliance                     Total                    Worldwide
                                                                Growth                     Return                  Privatization
                                                               Portfolio                  Portfolio                  Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                               $3,708,003                   $770,585                   $484,737
    Realized Gain (Loss) on Investment Activity                 3,158,204                    480,690                    233,135
    Change in Unrealized Appreciation
        (Depreciation) of Investments                           9,482,598                   (751,823)                 3,635,825
                                                         -----------------           ----------------           ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                            16,348,805                    499,452                  4,353,697
                                                         -----------------           ----------------           ----------------

Capital Transactions:
    Contract Deposits                                           4,112,031                    926,065                  1,324,562
    Administrative Charges                                        (21,728)                    (3,028)                    (3,218)
    Transfers                                                   1,403,494                   (988,296)                  (188,619)
    Contract Withdrawals                                       (4,543,141)                  (590,929)                  (536,925)
    Deferred Sales Charges                                       (112,348)                   (12,136)                    (9,216)
    Death Benefits                                               (159,330)                   (31,529)                   (26,454)
    Annuity Payments                                                    0                          0                       (369)
                                                         -----------------           ----------------           ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     678,978                   (699,853)                   559,761
                                                         -----------------           ----------------           ----------------
Total Increase (Decrease) in Net Assets                        17,027,783                   (200,401)                 4,913,458
Net Assets, at Beginning of Year                               50,011,118                 10,441,949                  7,615,464
                                                         -----------------           ----------------           ----------------
Net Assets, at End of Year                                    $67,038,901                $10,241,548                $12,528,922
                                                         =================           ================           ================




                                                                                                                           Alliance
                                                                                                                            Real
                                                               Alliance                  Alliance                          Estate
                                                              Technology                  Quasar                         Investment
                                                               Portfolio                 Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                              ($323,558)                   ($105,204)                   $60,907
    Realized Gain (Loss) on Investment Activity               3,786,127                     (949,626)                  (148,484)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        14,639,981                    2,380,156                    (33,750)
                                                         ---------------           ------------------           ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          18,102,550                    1,325,326                   (121,327)
                                                         ---------------           ------------------           ----------------

Capital Transactions:
    Contract Deposits                                         6,922,986                      863,386                    242,328
    Administrative Charges                                       (9,450)                      (3,903)                      (688)
    Transfers                                                 5,363,781                   (2,124,420)                  (150,196)
    Contract Withdrawals                                     (2,054,318)                    (447,462)                  (179,371)
    Deferred Sales Charges                                      (47,647)                     (11,872)                    (3,482)
    Death Benefits                                             (229,196)                      (7,384)                         0
    Annuity Payments                                                  0                            0                       (201)
                                                         ---------------           ------------------           ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                 9,946,156                   (1,731,655)                   (91,610)
                                                         ---------------           ------------------           ----------------
Total Increase (Decrease) in Net Assets                      28,048,706                     (406,329)                  (212,937)
Net Assets, at Beginning of Year                             18,667,935                   10,876,898                  1,965,788
                                                         ---------------           ------------------           ----------------
Net Assets, at End of Year                                  $46,716,641                  $10,470,569                 $1,752,851
                                                         ===============           ==================           ================



                                                                                                                          Dreyfus
                                                           Alliance                      Dreyfus                           Zero
                                                             High                         Stock                           Coupon
                                                             Yield                        Index                            2000
                                                           Portfolio                      Fund                           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                   $72,589                      $22,401                    $2,015
    Realized Gain (Loss) on Investment Activity                   (158,252)                      95,377                        64
    Change in Unrealized Appreciation
        (Depreciation) of Investments                               (4,746)                     464,796                    (1,435)
                                                         ------------------           ------------------           ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                (90,409)                     582,574                       644
                                                         ------------------           ------------------           ---------------

Capital Transactions:
    Contract Deposits                                              594,456                      624,406                         0
    Administrative Charges                                            (795)                      (1,399)                      (22)
    Transfers                                                      978,308                      309,021                         0
    Contract Withdrawals                                          (130,618)                     (80,356)                   (6,575)
    Deferred Sales Charges                                          (2,036)                      (1,015)                        0
    Death Benefits                                                       0                            0                         0
    Annuity Payments                                                     0                            0                         0
                                                         ------------------           ------------------           ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                    1,439,315                      850,657                    (6,597)
                                                         ------------------           ------------------           ---------------
Total Increase (Decrease) in Net Assets                          1,348,906                    1,433,231                    (5,953)
Net Assets, at Beginning of Year                                 1,581,093                    2,521,440                    55,046
                                                         ------------------           ------------------           ---------------
Net Assets, at End of Year                                      $2,929,999                   $3,954,671                   $49,093
                                                         ==================           ==================           ===============




                                                            Dreyfus
                                                             Small                     Fidelity                         Fidelity
                                                            Company                      Money                            Asset
                                                             Stock                      Market                           Manager
                                                           Portfolio                   Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                              ($2,409)                    $77,584                          $61,771
    Realized Gain (Loss) on Investment Activity                (1,646)                          0                            6,293
    Change in Unrealized Appreciation
        (Depreciation) of Investments                          25,085                           0                           54,071
                                                         -------------           -----------------           ----------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                            21,030                      77,584                          122,135
                                                         -------------           -----------------           ----------------------

Capital Transactions:
    Contract Deposits                                             535                   2,649,790                          275,031
    Administrative Charges                                        (95)                       (496)                            (557)
    Transfers                                                  98,062                  (1,464,320)                         (61,557)
    Contract Withdrawals                                      (12,172)                   (363,787)                         (39,599)
    Deferred Sales Charges                                        (13)                     (8,901)                            (167)
    Death Benefits                                                  0                           0                                0
    Annuity Payments                                                0                           0                                0
                                                         -------------           -----------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                  86,317                     812,286                          173,151
                                                         -------------           -----------------           ----------------------
Total Increase (Decrease) in Net Assets                       107,347                     889,870                          295,286
Net Assets, at Beginning of Year                              132,164                   1,452,972                        1,063,333
                                                         -------------           -----------------           ----------------------
Net Assets, at End of Year                                   $239,511                  $2,342,842                       $1,358,619
                                                         =============           =================           ======================



                                                                                                                          Fidelity
                                                                                         Fidelity                        Investment
                                                               Fidelity                    High                             Grade
                                                                Growth                    Income                            Bond
                                                               Portfolio                 Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                $277,354                   $41,108                          $19,283
    Realized Gain (Loss) on Investment Activity                   60,273                   (11,184)                           5,096
    Change in Unrealized Appreciation
        (Depreciation) of Investments                            860,769                     5,148                          (35,551)
                                                         ----------------           ---------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                            1,198,396                    35,072                          (11,172)
                                                         ----------------           ---------------           ----------------------

Capital Transactions:
    Contract Deposits                                            712,253                   137,804                           37,785
    Administrative Charges                                        (1,417)                     (214)                            (196)
    Transfers                                                    265,542                   (42,167)                         (20,689)
    Contract Withdrawals                                        (100,932)                  (23,085)                         (80,855)
    Deferred Sales Charges                                          (557)                     (136)                          (2,328)
    Death Benefits                                                     0                         0                                0
    Annuity Payments                                                   0                         0                                0
                                                         ----------------           ---------------           ----------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                    874,889                    72,202                          (66,283)
                                                         ----------------           ---------------           ----------------------
Total Increase (Decrease) in Net Assets                        2,073,285                   107,274                          (77,455)
Net Assets, at Beginning of Year                               2,899,022                   520,149                          619,517
                                                         ----------------           ---------------           ----------------------
Net Assets, at End of Year                                    $4,972,307                  $627,423                         $542,062
                                                         ================           ===============           ======================


                                                                                                                          Merrill
                                                                                                                            Lynch
                                                                                                                            Basic
                                                          Fidelity                         Fidelity                         Value
                                                          Overseas                        Contrafund                        Focus
                                                          Portfolio                        Portfolio                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                   $7,606                           $4,544                     $952
    Realized Gain (Loss) on Investment Activity                     3,622                            1,014                        0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             107,741                           85,032                    1,098
                                                      --------------------           ----------------------          --------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               118,969                           90,590                    2,050
                                                      --------------------           ----------------------          --------------

Capital Transactions:
    Contract Deposits                                                   0                          192,216                   67,800
    Administrative Charges                                           (158)                            (177)                      (2)
    Transfers                                                     (15,638)                          61,250                        0
    Contract Withdrawals                                          (15,964)                               0                        0
    Deferred Sales Charges                                            (65)                               0                        0
    Death Benefits                                                      0                                0                        0
    Annuity Payments                                                    0                                0                        0
                                                      --------------------           ----------------------          ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     (31,825)                         253,289                   67,798
                                                      --------------------           ----------------------          --------------
Total Increase (Decrease) in Net Assets                            87,144                          343,879                   69,848
Net Assets, at Beginning of Year                                  316,671                          232,943                        0
                                                      --------------------           ----------------------          --------------
Net Assets, at End of Year                                       $403,815                         $576,822                  $69,848
                                                      ====================           ======================          ==============


                                                                Merrill                     Merrill                          Merrill
                                                                 Lynch                       Lynch                            Lynch
                                                              Developing                    Global                           Global
                                                                Capital                     Growth                          Strategy
                                                                Markets                      Focus                            Focus
                                                                 Fund                        Fund                             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                    ($1)                       $146                             ($7)
    Realized Gain (Loss) on Investment Activity                       0                           6                               0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                               296                       3,297                             877
                                                         ---------------           -----------------           ---------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                 295                       3,449                             870
                                                         ---------------           -----------------           ---------------------

Capital Transactions:
    Contract Deposits                                             9,900                      12,000                          46,800
    Administrative Charges                                            0                          (2)                              0
    Transfers                                                         0                           0                               0
    Contract Withdrawals                                              0                           0                               0
    Deferred Sales Charges                                            0                           0                               0
    Death Benefits                                                    0                           0                               0
    Annuity Payments                                                  0                           0                               0
                                                         ---------------           -----------------           ---------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     9,900                      11,998                          46,800
                                                         ---------------           -----------------           ---------------------
Total Increase (Decrease) in Net Assets                          10,195                      15,447                          47,670
Net Assets, at Beginning of Year                                      0                           0                               0
                                                         ---------------           -----------------           ---------------------
Net Assets, at End of Year                                      $10,195                     $15,447                         $47,670
                                                         ===============           =================           =====================


                                                                Merrill                     Merrill
                                                                 Lynch                       Lynch                           Merrill
                                                                 High                    International                        Lynch
                                                                Current                     Equity                            Prime
                                                                Income                       Focus                            Bond
                                                                 Fund                        Fund                             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                   $422                         $27                           $256
    Realized Gain (Loss) on Investment Activity                       0                           7                              0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                              (110)                      2,318                           (281)
                                                         ---------------           -----------------           --------------------
Increase (Decrease) in Net Assets Resulting                                                                                      0
    From Operations                                                 312                       2,352                            (25)
                                                         ---------------           -----------------           --------------------

Capital Transactions:
    Contract Deposits                                            30,000                      27,082                         45,000
    Administrative Charges                                           (2)                         (4)                             0
    Transfers                                                         0                           0                              0
    Contract Withdrawals                                              0                           0                              0
    Deferred Sales Charges                                            0                           0                              0
    Death Benefits                                                    0                           0                              0
    Annuity Payments                                                  0                           0                              0
                                                         ---------------           -----------------           --------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                    29,998                      27,078                         45,000
                                                         ---------------           -----------------           --------------------
Total Increase (Decrease) in Net Assets                          30,310                      29,430                         44,975
Net Assets, at Beginning of Year                                      0                           0                              0
                                                         ---------------           -----------------           --------------------
Net Assets, at End of Year                                      $30,310                     $29,430                        $44,975
                                                         ===============           =================           ====================



                                                                Merrill                                                 Mitchell
                                                                 Lynch                          Mitchell                Hutchins
                                                                Quality                         Hutchins                 Global
                                                                Equity                          Balanced                 Income
                                                                 Fund                           Portfolio               Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                  $1,540                      ($160)                       ($54)
    Realized Gain (Loss) on Investment Activity                        3                         (3)                          2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                799                      1,315                         (48)
                                                         ----------------           ----------------           -----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                2,342                      1,152                        (100)
                                                         ----------------           ----------------           -----------------

Capital Transactions:
    Contract Deposits                                             12,000                     11,021                           0
    Administrative Charges                                            (2)                        (5)                         (5)
    Transfers                                                          0                     25,242                      29,696
    Contract Withdrawals                                               0                          0                        (248)
    Deferred Sales Charges                                             0                          0                           0
    Death Benefits                                                     0                          0                           0
    Annuity Payments                                                   0                          0                           0
                                                         ----------------           ----------------           -----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     11,998                     36,258                      29,443
                                                         ----------------           ----------------           -----------------

Total Increase (Decrease) in Net Assets                           14,340                     37,410                      29,343
Net Assets, at Beginning of Year                                       0                          0                           0
                                                         ----------------           ----------------           -----------------
Net Assets, at End of Year                                       $14,340                    $37,410                     $29,343
                                                         ================           ================           =================

                                                                                          Mitchell
                                                               Mitchell                   Hutchins                         Mitchell
                                                               Hutchins                    Growth                          Hutchins
                                                                 High                         &                            Tactical
                                                                Income                     Income                         Allocation
                                                               Portfolio                  Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                  $3,927                       ($48)                        $23,924
    Realized Gain (Loss) on Investment Activity                       (9)                         6                             812
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             (3,662)                     1,294                          14,696
                                                         ----------------           ----------------           --------------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                                  256                      1,252                          39,432
                                                         ----------------           ----------------           --------------------

Capital Transactions:
    Contract Deposits                                                  0                     10,690                         335,370
    Administrative Charges                                            (7)                        (2)                           (186)
    Transfers                                                     39,594                          0                          54,937
    Contract Withdrawals                                            (328)                      (128)                         (7,904)
    Deferred Sales Charges                                             0                          0                               0
    Death Benefits                                                     0                          0                               0
    Annuity Payments                                                   0                          0                               0
                                                         ----------------           ----------------           --------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     39,259                     10,560                         382,217
                                                         ----------------           ----------------           ---------------------
Total Increase (Decrease) in Net Assets                           39,515                     11,812                         421,649
Net Assets, at Beginning of Year                                       0                          0                               0
                                                         ----------------           ----------------           ---------------------
Net Assets, at End of Year                                       $39,515                    $11,812                        $421,649
                                                         ================           ================           =====================


                                                            Van Eck                                                       Van Eck
                                                           Worldwide                         Van Eck                     Worldwide
                                                             Hard                           Worldwide                    Emerging
                                                            Assets                          Balanced                      Markets
                                                             Fund                             Fund                         Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                      ($33)                          $0                       ($34)
    Realized Gain (Loss) on Investment Activity                     (9,636)                           0                          5
    Change in Unrealized Appreciation
        (Depreciation) of Investments                               12,039                            0                      4,311
                                                         ------------------           ------------------           ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                  2,370                            0                      4,282
                                                         ------------------           ------------------           ----------------
Capital Transactions:
    Contract Deposits                                                    0                            0                        535
    Administrative Charges                                             (16)                           0                         (3)
    Transfers                                                       (7,036)                           0                      8,000
    Contract Withdrawals                                            (1,986)                           0                          0
    Deferred Sales Charges                                             (33)                           0                          0
    Death Benefits                                                       0                            0                          0
    Annuity Payments                                                     0                            0                          0
                                                         ------------------           ------------------           ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                       (9,071)                           0                      8,532
                                                         ------------------           ------------------           ----------------
Total Increase (Decrease) in Net Assets                             (6,701)                           0                     12,814
Net Assets, at Beginning of Year                                    21,057                            0                          0
                                                         ------------------           ------------------           ----------------
Net Assets, at End of Year                                         $14,356                           $0                    $12,814
                                                         ==================           ==================           ================

                                                            WP&G                        WP&G                             WP&G
                                                          Tomorrow                    Tomorrow                         Tomorrow
                                                            Short                      Medium                            Long
                                                            Term                        Term                             Term
                                                          Portfolio                   Portfolio                        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                  $15,509                      $9,061                      $2,774
    Realized Gain (Loss) on Investment Activity                     3,486                       1,675                       3,701
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             (16,500)                     (6,874)                     (3,742)
                                                        -------------------       ---------------------           -----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                 2,495                       3,862                       2,733
                                                        ------------------        --------------------           -----------------

Capital Transactions:
    Contract Deposits                                                   0                           0                           0
    Administrative Charges                                           (114)                        (49)                        (26)
    Transfers                                                      (9,402)                     (2,944)                    (12,789)
    Contract Withdrawals                                          (14,120)                    (10,952)                          0
    Deferred Sales Charges                                            (60)                          0                           0
    Death Benefits                                                      0                           0                           0
    Annuity Payments                                                    0                           0                           0
                                                        ------------------        --------------------           -----------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     (23,696)                    (13,945)                    (12,815)
                                                        ------------------        --------------------           -----------------
Total Increase (Decrease) in Net Assets                           (21,201)                    (10,083)                    (10,082)
Net Assets, at Beginning of Year                                  287,333                     131,757                      42,584
                                                        ------------------        --------------------           -----------------
Net Assets, at End of Year                                       $266,132                    $121,674                     $32,502
                                                        ==================        ====================           =================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1998

                                                                                    Aim                         Aim
                                                                                  Capital                  International
                                                                                Appreciation                   Equity
                                                       Total                     Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                           $14,493,528                      $6,458                        $988
Expenses:
    Mortality & Expense Risk Fees                         3,271,933                       1,494                         924
    Daily Administrative Charges                            387,370                         179                         110
                                                --------------------         -------------------         -------------------

Net Investment Income (Loss)                             10,834,225                       4,785                         (46)
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         10,438,274                     (16,335)                      9,402
    Change in Unrealized Appreciation
        (Depreciation)                                   29,595,275                      41,731                       5,173
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                       40,033,549                      25,396                      14,575
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                           $50,867,774                     $30,181                     $14,529
                                                ====================         ===================         ===================

                                                                                                              Alliance
                                                     Alliance                     Alliance                     Growth
                                                       Money                      Premier                        &
                                                      Market                       Growth                      Income
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                              $616,217                     $46,770                  $5,460,909
Expenses:
    Mortality & Expense Risk Fees                           159,593                     611,104                     691,650
    Daily Administrative Charges                             19,069                      71,307                      81,569
                                                --------------------         -------------------         -------------------

Net Investment Income (Loss)                                437,555                    (635,641)                  4,687,690
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                   2,288,009                   2,135,652
    Change in Unrealized Appreciation
        (Depreciation)                                            0                  16,664,165                   2,168,119
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                                0                  18,952,174                   4,303,771
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets
    Resulting From Operations                              $437,555                 $18,316,533                  $8,991,461
                                                ====================         ===================         ===================

                                                                                  Alliance                    Alliance
                                                     Alliance                    Short-Term                    Global
                                                   International                Multi-Market                    Bond
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                              $462,340                     $96,486                     $48,421
Expenses:
    Mortality & Expense Risk Fees                           114,976                      12,378                      31,044
    Daily Administrative Charges                             13,508                       1,471                       3,702
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                333,856                      82,637                      13,675
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            154,502                     (27,830)                      7,520
    Change in Unrealized Appreciation
        (Depreciation)                                      395,220                      (9,123)                    272,864
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          549,722                     (36,953)                    280,384
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $883,578                     $45,684                    $294,059
                                                ====================         ===================         ===================

                                                     Alliance
                                                       U.S.                       Alliance                    Alliance
                                                    Government                     Global                      North
                                                       High                        Dollar                     American
                                                       Grade                     Government                  Government
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                              $415,054                    $318,634                    $478,155
Expenses:
    Mortality & Expense Risk Fees                           107,905                      30,743                      86,562
    Daily Administrative Charges                             12,870                       3,735                      10,394
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                294,279                     284,156                     381,199
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            164,358                    (317,039)                     66,552
    Change in Unrealized Appreciation
        (Depreciation)                                       86,705                    (617,050)                   (325,686)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          251,063                    (934,089)                   (259,134)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $545,342                   ($649,933)                   $122,065
                                                ====================         ===================         ===================

                                                     Alliance                     Alliance                    Alliance
                                                      Utility                   Conservative                   Growth
                                                      Income                     Investors                   Investors
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                              $162,881                    $515,990                    $240,069
Expenses:
    Mortality & Expense Risk Fees                            75,338                     100,571                      35,913
    Daily Administrative Charges                              8,930                      12,013                       4,280
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                 78,613                     403,406                     199,876
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            641,925                     313,987                     119,932
    Change in Unrealized Appreciation
        (Depreciation)                                      509,576                     223,741                     270,107
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                        1,151,501                     537,728                     390,039
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $1,230,114                    $941,134                    $589,915
                                                ====================         ===================         ===================

                                                                                  Alliance                    Alliance
                                                     Alliance                      Total                     Worldwide
                                                      Growth                       Return                  Privatization
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                            $2,636,236                    $988,194                    $470,157
Expenses:
    Mortality & Expense Risk Fees                           554,134                     132,973                      94,966
    Daily Administrative Charges                             65,764                      15,857                      11,387
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                              2,016,338                     839,364                     363,804
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          2,941,214                     734,362                     225,139
    Change in Unrealized Appreciation
        (Depreciation)                                    5,492,858                    (185,341)                   (124,847)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                        8,434,072                     549,021                     100,292
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                           $10,450,410                  $1,388,385                    $464,096
                                                ====================         ===================         ===================

                                                                                                              Alliance
                                                     Alliance                     Alliance                      Real
                                                    Technology                     Quasar                      Estate
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                               $16,853                    $824,295                     $48,623
Expenses:
    Mortality & Expense Risk Fees                           165,018                     120,529                      27,838
    Daily Administrative Charges                             19,419                      14,528                       3,349
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                               (167,584)                    689,238                      17,436
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          1,005,890                      32,590                     (30,554)
    Change in Unrealized Appreciation
        (Depreciation)                                    6,069,192                  (1,504,214)                   (550,595)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                        7,075,082                  (1,471,624)                   (581,149)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $6,907,498                   ($782,386)                  ($563,713)
                                                ====================         ===================         ===================


                                                                                                              Dreyfus
                                                     Alliance                     Dreyfus                       Zero
                                                       High                        Stock                       Coupon
                                                       Yield                       Index                        2000
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                $1,255                     $30,353                      $2,898
Expenses:
    Mortality & Expense Risk Fees                            11,363                      22,934                         672
    Daily Administrative Charges                              1,375                       2,739                          81
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                (11,483)                      4,680                       2,145
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            (78,277)                    $68,083                         $24
    Change in Unrealized Appreciation
        (Depreciation)                                      (93,678)                    347,717                         837
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                         (171,955)                    415,800                         861
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             ($183,438)                   $420,480                      $3,006
                                                ====================         ===================         ===================

                                                      Dreyfus
                                                       Small                      Fidelity                    Fidelity
                                                      Company                      Money                       Asset
                                                       Stock                       Market                     Manager
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                  $406                     $57,955                     $93,601
Expenses:
    Mortality & Expense Risk Fees                               950                      13,706                      11,951
    Daily Administrative Charges                                115                       1,638                       1,433
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                   (659)                     42,611                      80,217
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            ($3,746)                          0                      22,479
    Change in Unrealized Appreciation
        (Depreciation)                                       (2,354)                          0                      13,407
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                           (6,100)                          0                      35,886
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               ($6,759)                    $42,611                    $116,103
                                                ====================         ===================         ===================

                                                                                                              Fidelity
                                                                                  Fidelity                   Investment
                                                     Fidelity                       High                       Grade
                                                      Growth                       Income                       Bond
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                              $201,722                     $48,626                     $11,173
Expenses:
    Mortality & Expense Risk Fees                            26,637                       6,124                       4,541
    Daily Administrative Charges                              3,185                         739                         542
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                171,900                      41,763                       6,090
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                             38,071                      (6,270)                      2,723
    Change in Unrealized Appreciation
        (Depreciation)                                      489,770                     (79,131)                     18,900
                                                --------------------         -------------------         -------------------
     Net Gain (Loss) on Investments                          527,841                     (85,401)                     21,623
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $699,741                    ($43,638)                    $27,713
                                                ====================         ===================         ===================

                                                                                                              Merrill
                                                                                                               Lynch
                                                     Fidelity                     Fidelity                     Basic
                                                     Overseas                    Contrafund                    Value
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                               $25,840                      $4,709                          $0
Expenses:
    Mortality & Expense Risk Fees                             4,255                       2,301                           0
    Daily Administrative Charges                                512                         277                           0
                                                --------------------         -------------------         -------------------
 Net Investment Income (Loss)                                 21,073                       2,131                           0
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                             15,304                       2,239                           0
    Change in Unrealized Appreciation
        (Depreciation)                                         (540)                     31,221                           0
                                                --------------------         -------------------         -------------------
     Net Gain (Loss) on Investments                           14,764                      33,460                           0
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $35,837                     $35,591                          $0
                                                ====================         ===================         ===================

                                                                                  Merrill
                                                      Merrill                      Lynch                      Merrill
                                                       Lynch                       Global                      Lynch
                                                      Capital                      Growth                      Global
                                                      Market                       Focus                      Strategy
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                    $0                          $0                          $0
Expenses:
    Mortality & Expense Risk Fees                                 0                           0                           0
    Daily Administrative Charges                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                      0                           0                           0
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation)                                            0                           0                           0
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                                0                           0                           0
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                    $0                          $0                          $0
                                                ====================         ===================         ===================

                                                      Merrill
                                                       Lynch                      Merrill                     Merrill
                                                       High                        Lynch                       Lynch
                                                      Current                  International                   Prime
                                                      Income                       Equity                       Bond
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                    $0                          $0                          $0
Expenses:
    Mortality & Expense Risk Fees                                 0                           0                           0
    Daily Administrative Charges                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                      0                           0                           0
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation)                                            0                           0                           0
                                                 --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                                0                           0                           0
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                    $0                          $0                          $0
                                                ====================         ===================         ===================

                                                      Merrill                                                 Mitchell
                                                       Lynch                      Mitchell                    Hutchins
                                                      Quality                     Hutchins                     Global
                                                      Equity                      Balanced                     Income
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                    $0                          $0                          $0
Expenses:
    Mortality & Expense Risk Fees                                 0                           0                           0
    Daily Administrative Charges                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                      0                           0                           0
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation)                                            0                           0                           0
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                                0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                    $0                          $0                          $0
                                                ====================         ===================         ===================

                                                                                  Mitchell
                                                     Mitchell                     Hutchins                    Mitchell
                                                     Hutchins                      Growth                     Hutchins
                                                       High                          &                        Tactical
                                                      Income                       Income                   Allocations
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                    $0                          $0                          $0
Expenses:
    Mortality & Expense Risk Fees                                 0                           0                           0
    Daily Administrative Charges                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                      0                           0                           0
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation)                                            0                           0                           0
                                                 --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                                0                           0                           0
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                    $0                          $0                          $0
                                                ====================         ===================         ===================

                                                      Van Eck                                                 Van Eck
                                                     Worldwide                    Van Eck                    Worldwide
                                                       Hard                      Worldwide                    Emerging
                                                      Assets                      Balanced                    Markets
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                               $14,866                    $124,355                          $0
Expenses:
    Mortality & Expense Risk Fees                               679                       3,661                         483
    Daily Administrative Charges                                 76                         434                          60
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                 14,111                     120,260                        (543)
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            (24,422)                    (40,663)                    (20,345)
    Change in Unrealized Appreciation
        (Depreciation)                                       (8,704)                    (30,005)                          0
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          (33,126)                    (70,668)                    (20,345)
                                                 --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              ($19,015)                    $49,592                    ($20,888)
                                                  ====================         ===================         ===================

                                                       WP&G                         WP&G                        WP&G
                                                     Tomorrow                     Tomorrow                    Tomorrow
                                                       Short                       Medium                       Long
                                                       Term                         Term                        Term
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                               $13,519                      $7,883                        $637
Expenses:
    Mortality & Expense Risk Fees                             4,025                       1,522                         476
    Daily Administrative Charges                                483                         183                          57
                                                 --------------------         -------------------         -------------------
Net Investment Income (Loss)                                  9,011                       6,178                         104
                                                 --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                             11,415                         191                       2,192
    Change in Unrealized Appreciation
        (Depreciation)                                       12,275                      10,567                       2,398
                                                --------------------         -------------------         -------------------
     Net Gain (Loss) on Investments                           23,690                      10,758                       4,590
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $32,701                     $16,936                      $4,694
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1999 and December 31, 1998

                 1998
                                                                                    AIM                         AIM
                                                                                  Capital                  International
                                                                                Appreciation                   Equity
                                                       Total                        Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $10,834,225                      $4,785                        ($46)
    Realized Gain (Loss) on Investment Activity          10,438,274                     (16,335)                      9,402
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    29,595,275                      41,731                       5,173
                                                --------------------         -------------------         -------------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                      50,867,774                      30,181                      14,529
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                    56,857,846                      90,938                      22,124
    Administrative Charges                                  (90,895)                         (8)                        (50)
    Transfers                                               251,897                     124,849                     144,260
    Contract Withdrawals                                (23,552,559)                          0                      (3,408)
    Deferred Sales Charges                                 (651,153)                          0                        (170)
    Death Benefits                                       (2,785,014)                          0                           0
    Annuity Payments                                           (558)                          0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            30,029,564                     215,779                     162,756
                                                --------------------         -------------------         -------------------

Total Increase (Decrease) in Net Assets                  80,897,338                     245,960                     177,285
Net Assets, at Beginning of Year                        221,397,548                           0                           0
                                                --------------------         -------------------         -------------------

Net Assets, at End of Year                             $302,294,886                    $245,960                    $177,285
                                                ====================         ===================         ===================




                                                                                                              Alliance
                                                     Alliance                     Alliance                     Growth
                                                       Money                      Premier                        &
                                                      Market                       Growth                      Income
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $437,555                   ($635,641)                 $4,687,690
    Realized Gain (Loss) on Investment Activity                   0                   2,288,009                   2,135,652
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                  16,664,165                   2,168,119
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         437,555                  18,316,533                   8,991,461
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                    21,166,899                   7,527,997                   7,051,000
    Administrative Charges                                   (3,300)                    (16,218)                    (18,739)
    Transfers                                           (14,724,549)                  7,283,211                   3,088,959
    Contract Withdrawals                                 (3,293,896)                 (4,205,714)                 (4,526,236)
    Deferred Sales Charges                                  (74,841)                   (121,577)                   (119,369)
    Death Benefits                                         (241,701)                   (450,253)                   (551,309)
    Annuity Payments                                              0                        (105)                       (137)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             2,828,612                  10,017,341                   4,924,169
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   3,266,167                  28,333,874                  13,915,630
Net Assets, at Beginning of Year                         10,485,504                  35,802,706                  47,162,912
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $13,751,671                 $64,136,580                 $61,078,542
                                                ====================         ===================         ===================





                                                                                  Alliance                    Alliance
                                                     Alliance                    Short-Term                    Global
                                                   International                Multi-Market                    Bond
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $333,856                     $82,637                     $13,675
    Realized Gain (Loss) on Investment Activity             154,502                     (27,830)                      7,520
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       395,220                      (9,123)                    272,864
                                                --------------------         -------------------         -------------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                         883,578                      45,684                     294,059
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       850,046                     420,126                     247,256
    Administrative Charges                                   (3,706)                       (273)                       (645)
    Transfers                                               371,972                     (70,394)                    171,261
    Contract Withdrawals                                   (516,115)                    (17,148)                   (142,284)
    Deferred Sales Charges                                  (12,428)                         (5)                     (2,696)
    Death Benefits                                          (52,698)                     (4,762)                    (28,499)
    Annuity Payments                                              0                           0                        (128)
                                                --------------------         -------------------         -------------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               637,071                     327,544                     244,265
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   1,520,649                     373,228                     538,324
Net Assets, at Beginning of Year                          8,218,640                     882,644                   2,061,275
                                                --------------------         -------------------         -------------------

Net Assets, at End of Year                               $9,739,289                  $1,255,872                  $2,599,599
                                                ====================         ===================         ===================


                                                     Alliance
                                                       U.S.                                                   Alliance
                                                    Government/                   Alliance                     North
                                                       High                        Global                     American
                                                       Grade                       Dollar                    Government
                                                    Securities                   Government                    Income
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $294,279                    $284,156                    $381,199
    Realized Gain (Loss) on Investment Activity             164,358                    (317,039)                     66,552
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        86,705                    (617,050)                   (325,686)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         545,342                    (649,933)                    122,065
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                     1,452,330                     249,356                   1,280,290
    Administrative Charges                                   (3,016)                     (1,038)                     (2,728)
    Transfers                                             1,335,843                    (370,071)                    108,114
    Contract Withdrawals                                   (637,383)                   (190,837)                   (534,403)
    Deferred Sales Charges                                  (18,045)                     (4,935)                    (18,089)
    Death Benefits                                          (97,455)                   (127,935)                   (288,039)
    Annuity Payments                                            (55)                          0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             2,032,219                    (445,460)                    545,145
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   2,577,561                  (1,095,393)                    667,210
Net Assets, at Beginning of Year                          7,443,951                   2,917,208                   6,274,321
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $10,021,512                  $1,821,815                  $6,941,531
                                                ====================         ===================         ===================





                                                     Alliance                     Alliance                    Alliance
                                                      Utility                   Conservative                   Growth
                                                      Income                     Investors                   Investors
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $78,613                    $403,406                    $199,876
    Realized Gain (Loss) on Investment Activity             641,925                     313,987                     119,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       509,576                     223,741                     270,107
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       1,230,114                     941,134                     589,915
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       796,567                     710,692                     390,101
    Administrative Charges                                   (1,585)                     (2,769)                     (1,177)
    Transfers                                               939,723                     511,254                     969,622
    Contract Withdrawals                                 (1,365,976)                 (1,351,101)                   (149,706)
    Deferred Sales Charges                                  (48,997)                    (46,083)                     (2,335)
    Death Benefits                                          (14,797)                    (69,176)                    (18,713)
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               304,935                    (247,183)                  1,187,792
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   1,535,049                     693,951                   1,777,707
Net Assets, at Beginning of Year                          5,239,021                   7,363,158                   2,460,111
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                               $6,774,070                  $8,057,109                  $4,237,818
                                                ====================         ===================         ===================




                                                                                  Alliance                    Alliance
                                                     Alliance                      Total                     Worldwide
                                                      Growth                       Return                  Privatization
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $2,016,338                    $839,364                    $363,804
    Realized Gain (Loss) on Investment Activity           2,941,214                     734,362                     225,139
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     5,492,858                    (185,341)                   (124,847)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      10,450,410                   1,388,385                     464,096
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                     3,750,764                   1,339,194                     733,930
    Administrative Charges                                  (18,369)                     (2,538)                     (2,968)
    Transfers                                              (657,218)                    308,181                     (87,302)
    Contract Withdrawals                                 (3,108,159)                 (1,507,157)                   (374,824)
    Deferred Sales Charges                                  (79,977)                    (46,499)                     (8,504)
    Death Benefits                                         (265,172)                   (251,881)                    (64,930)
    Annuity Payments                                              0                           0                         (80)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (378,131)                   (160,700)                    195,322
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  10,072,279                   1,227,685                     659,418
Net Assets, at Beginning of Year                         39,938,839                   9,214,264                   6,956,046
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $50,011,118                 $10,441,949                  $7,615,464
                                                ====================         ===================         ===================




                                                                                                              Alliance
                                                                                                                Real
                                                     Alliance                     Alliance                     Estate
                                                    Technology                     Quasar                    Investment
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          ($167,584)                   $689,238                     $17,436
    Realized Gain (Loss) on Investment Activity           1,005,890                      32,590                     (30,554)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     6,069,192                  (1,504,214)                   (550,595)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       6,907,498                    (782,386)                   (563,713)
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                     1,562,210                   1,550,640                     640,690
    Administrative Charges                                   (5,002)                     (2,943)                       (651)
    Transfers                                            (1,245,997)                  2,441,645                    (200,779)
    Contract Withdrawals                                   (607,189)                   (490,064)                   (145,399)
    Deferred Sales Charges                                  (16,267)                    (18,826)                     (5,417)
    Death Benefits                                         (175,849)                    (66,749)                    (15,096)
    Annuity Payments                                              0                           0                         (53)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (488,094)                  3,413,703                     273,295
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   6,419,404                   2,631,317                    (290,418)
Net Assets, at Beginning of Year                         12,248,531                   8,245,581                   2,256,206
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $18,667,935                 $10,876,898                  $1,965,788
                                                ====================         ===================         ===================




                                                                                                              Dreyfus
                                                     Alliance                     Dreyfus                       Zero
                                                       High                        Stock                       Coupon
                                                       Yield                       Index                        2000
                                                     Portfolio                      Fund                     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           ($11,483)                     $4,680                      $2,145
    Realized Gain (Loss) on Investment Activity             (78,277)                     68,083                          24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (93,678)                    347,717                         837
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                        (183,438)                    420,480                       3,006
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       468,713                     413,908                           0
    Administrative Charges                                     (176)                       (660)                        (26)
    Transfers                                             1,358,270                     620,342                           0
    Contract Withdrawals                                   (102,701)                    (37,834)                          0
    Deferred Sales Charges                                   (1,975)                       (217)                          0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             1,722,131                     995,539                         (26)
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   1,538,693                   1,416,019                       2,980
Net Assets, at Beginning of Year                             42,400                   1,105,421                      52,066
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                               $1,581,093                  $2,521,440                     $55,046
                                                ====================         ===================         ===================



                                                      Dreyfus
                                                       Small                      Fidelity                    Fidelity
                                                      Company                      Money                       Asset
                                                       Stock                       Market                     Manager
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                              ($659)                    $42,611                     $80,217
    Realized Gain (Loss) on Investment Activity              (3,746)                          0                      22,479
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        (2,354)                          0                      13,407
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          (6,759)                     42,611                     116,103
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                        10,000                   3,057,276                     130,159
    Administrative Charges                                      (54)                       (301)                       (301)
    Transfers                                               109,583                  (2,370,380)                    199,317
    Contract Withdrawals                                     (2,575)                    (91,878)                    (19,543)
    Deferred Sales Charges                                     (116)                     (2,687)                        (27)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               116,838                     592,030                     309,605
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     110,079                     634,641                     425,708
Net Assets, at Beginning of Year                             22,085                     818,331                     637,625
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $132,164                  $1,452,972                  $1,063,333
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================



                                                                                                              Fidelity
                                                                                  Fidelity                   Investment
                                                     Fidelity                       High                       Grade
                                                      Growth                       Income                       Bond
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $171,900                     $41,763                      $6,090
    Realized Gain (Loss) on Investment Activity              38,071                      (6,270)                      2,723
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       489,770                     (79,131)                     18,900
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         699,741                     (43,638)                     27,713
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       559,593                      47,636                     152,122
    Administrative Charges                                     (706)                       (164)                       (153)
    Transfers                                               283,192                     183,647                     251,128
    Contract Withdrawals                                    (47,271)                    (14,489)                    (16,156)
    Deferred Sales Charges                                     (280)                        (74)                       (252)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               794,528                     216,556                     386,689
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   1,494,269                     172,918                     414,402
Net Assets, at Beginning of Year                          1,404,753                     347,231                     205,115
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                               $2,899,022                    $520,149                    $619,517
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================


                                                                                                              Merrill
                                                                                                               Lynch
                                                                                                               Basic
                                                     Fidelity                     Fidelity                     Value
                                                     Overseas                    Contrafund                    Focus
                                                     Portfolio                   Portfolio                      Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $21,073                      $2,131                          $0
    Realized Gain (Loss) on Investment Activity              15,304                       2,239                           0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                          (540)                     31,221                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          35,837                      35,591                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                        45,000                     125,289                           0
    Administrative Charges                                     (155)                        (91)                          0
    Transfers                                              (150,399)                     73,044                           0
    Contract Withdrawals                                    (18,179)                       (862)                          0
    Deferred Sales Charges                                      (96)                        (28)                          0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (123,829)                    197,352                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     (87,992)                    232,943                           0
Net Assets, at Beginning of Year                            404,663                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $316,671                    $232,943                          $0
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================


                                                      Merrill                     Merrill                     Merrill
                                                       Lynch                       Lynch                       Lynch
                                                    Developing                     Global                      Global
                                                      Capital                      Growth                     Strategy
                                                      Markets                      Focus                       Focus
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                          $0                          $0
    Realized Gain (Loss) on Investment Activity                   0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                           0
    Administrative Charges                                        0                           0                           0
    Transfers                                                     0                           0                           0
    Contract Withdrawals                                          0                           0                           0
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                           0                           0
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                          $0                          $0
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================

                                                      Merrill                     Merrill
                                                       Lynch                       Lynch                      Merrill
                                                       High                    International                   Lynch
                                                      Current                      Equity                      Prime
                                                      Income                       Focus                        Bond
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                          $0                          $0
    Realized Gain (Loss) on Investment Activity                   0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                           0
    Administrative Charges                                        0                           0                           0
    Transfers                                                     0                           0                           0
    Contract Withdrawals                                          0                           0                           0
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                           0                           0
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                          $0                          $0
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================



                                                      Merrill                                                 Mitchell
                                                       Lynch                      Mitchell                    Hutchins
                                                      Quality                     Hutchins                     Global
                                                      Equity                      Balanced                     Income
                                                       Fund                      Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                          $0                          $0
    Realized Gain (Loss) on Investment Activity                   0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                           0
    Administrative Charges                                        0                           0                           0
    Transfers                                                     0                           0                           0
    Contract Withdrawals                                          0                           0                           0
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                           0                           0
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                          $0                          $0
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================

                                                                                  Mitchell
                                                     Mitchell                     Hutchins                    Mitchell
                                                     Hutchins                      Growth                     Hutchins
                                                       High                          &                        Tactical
                                                      Income                       Income                    Allocation
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                          $0                          $0
    Realized Gain (Loss) on Investment Activity                   0                           0                           0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                           0
    Administrative Charges                                        0                           0                           0
    Transfers                                                     0                           0                           0
    Contract Withdrawals                                          0                           0                           0
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                           0                           0
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                          $0                          $0
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================

                                                      Van Eck                                                 Van Eck
                                                     Worldwide                    Van Eck                    Worldwide
                                                       Hard                      Worldwide                    Emerging
                                                      Assets                      Balanced                    Markets
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $14,111                    $120,260                       ($543)
    Realized Gain (Loss) on Investment Activity             (24,422)                    (40,663)                    (20,345)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        (8,704)                    (30,005)                          0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         (19,015)                     49,592                     (20,888)
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                           0
    Administrative Charges                                      (23)                       (127)                        (27)
    Transfers                                               (59,602)                   (650,699)                     22,663
    Contract Withdrawals                                     (2,481)                    (17,324)                     (1,674)
    Deferred Sales Charges                                      (58)                       (149)                        (74)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               (62,164)                   (668,299)                     20,888
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     (81,179)                   (618,707)                          0
Net Assets, at Beginning of Year                            102,236                     618,707                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                  $21,057                          $0                          $0
                                                ====================         ===================         ===================
                                                ====================         ===================         ===================

                                                       WP&G                         WP&G                        WP&G
                                                     Tomorrow                     Tomorrow                    Tomorrow
                                                       Short                       Medium                       Long
                                                       Term                         Term                        Term
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $9,011                      $6,178                        $104
    Realized Gain (Loss) on Investment Activity              11,415                         191                       2,192
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        12,275                      10,567                       2,398
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets Resulting
    From Operations                                          32,701                      16,936                       4,694
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                      15,000
    Administrative Charges                                     (124)                        (60)                        (24)
    Transfers                                               (53,220)                          0                      (7,573)
    Contract Withdrawals                                    (11,216)                          0                      (1,377)
    Deferred Sales Charges                                      (60)                          0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               (64,620)                        (60)                      6,026
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     (31,919)                     16,876                      10,720
Net Assets, at Beginning of Year                            319,252                     114,881                      31,864
                                                --------------------         -------------------         -------------------
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $287,333                    $131,757                     $42,584
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)

                               VARIABLE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account A (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Alliance Gallery, Profile, Ovation, Trilogy and Paradigm. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance Fund B"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance
Products  Fund  ("Fidelity  Trust"),  Fidelity  Investments  Variable  Insurance
Products Fund II ("Fidelity Trust II"), Hotchkis & Wiley Variable Trust ("Hotchkis & Wiley Trust"), Mercury Asset Management V.I. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund"), Mitchell Hutchins Series Trust ("Mitchell Hutchins Trust"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("WP&G Tomorrow Fund"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                       Hotchkis & Wiley Trust:
           Capital Appreciation Fund                                       International VIP Portfolio
           International Equity Fund                                       Low Duration VIP Portfolio

Alliance Fund:                                                  Mercury Fund:
           Conservative Investors Portfolio                                U.S. Large Cap Fund
           Global Bond Portfolio
           Global Dollar Government Portfolio                   Merrill Lynch Fund:
           Growth Portfolio                                                Basic Value Focus Fund
           Growth & Income Portfolio                                       Capital Focus Fund
           Growth Investors Portfolio                                      Developing Capital Markets Fund
           High Yield Portfolio                                            Domestic Money Market Fund
           International Portfolio                                         Global Growth Focus Fund
           Money Market Portfolio                                          Global Strategy Focus Fund
           North American Government Income Portfolio                      Global Utility Focus Fund
           Premier Growth Portfolio                                        High Current Income Fund
           Quasar Portfolio                                                International Equity Focus Fund
           Real Estate Investment Portfolio                                Natural Resources Focus Fund
           Short-Term Multi-Market Portfolio                               Prime Bond Fund
           Technology Portfolio                                            Quality Equity Fund
           Total Return Portfolio                                          Special Value Focus Fund
           U.S. Government/High Grade Securities Portfolio
           Utility Income Portfolio                             Mitchell Hutchins Trust:
           Worldwide Privatization Portfolio                               Balanced Portfolio
                                                                           Global Income Portfolio

Alliance Fund B:                                                           Growth Portfolio
           Growth Portfolio                                                Growth & Income Portfolio
           Growth & Income Portfolio                                       High Income Portfolio
           Money Market Portfolio                                          Small Cap Portfolio
           U.S. Government/High Grade Securities Portfolio                 Strategic Income Portfolio
                                                                           Tactical Allocation Portfolio

Dreyfus Fund:
           Small Company Stock Portfolio                        Van Eck Trust:
           Stock Index Fund                                                Worldwide Balanced Fund (Fund Closed 06/29/98)
           Zero Coupon 2000 Portfolio                                      Worldwide Emerging Markets Fund
                                                                           Worldwide Hard Assets Fund

Fidelity Trust:
           Growth Portfolio                                     WP&G Tomorrow Fund:
           High Income Portfolio                                           Tomorrow Long Term Portfolio
           Money Market Portfolio                                          Tomorrow Medium Term Portfolio
           Overseas Portfolio                                              Tomorrow Short Term Portfolio

Fidelity Trust II:
           Asset Manager Portfolio
           Contrafund Portfolio
           Investment Grade Bond Portfolio


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)

                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)



The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation -The investments in the respective funds and trusts are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation on all contracts issued and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent on an annual basis to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent on an annual basis to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent to a maximum 0.20% on an annual basis of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

4. Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS (continued)


4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                 Cost of           Proceeds
                                                Purchases         From Sales
Shares of
Delaware Group Premium Fund:
    Premium Growth & Income Series                $ 790,268       $ 2,503,545
    Premium Delchester Series                        41,292           338,355
    Premium Capital Reserves Series                 262,059           185,149
    Premium Delaware Balanced Series                 74,390           665,628
    Premium Cash Reserve Series                      83,707           292,610
    Premium DelCap Series                           270,422           863,866

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS (continued)


4. Purchases of Investments

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                 Cost of           Proceeds
                                                Purchases         From Sales
Shares of
Delaware Group Premium Fund:
    Premium Growth & Income Series                $ 697,991       $ 1,978,510
    Premium Delchester Series                       158,018           482,343
    Premium Capital Reserves Series                 163,256           670,024
    Premium Delaware Balanced Series                307,747         1,463,127
    Premium Cash Reserve Series                     251,093           548,011
    Premium DelCap Series                           375,340         2,106,599

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                              VARIABLE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                         Cost of           Proceeds
                                                       Purchases          From Sales
Shares of
AIM Fund:
      Capital Appreciation Fund                           $ 128,209           $ 33,780
      International Equity Fund                             205,094             86,404
Alliance Fund:
      Money Market Portfolio                             41,298,010         37,510,301
      Premier Growth Portfolio                           26,088,038         12,721,329
      Growth & Income Portfolio                          22,224,290         12,709,699
      International Portfolio                             2,176,695          2,427,027
      Short-Term Multi-Market Portfolio                      81,368            700,019
      Global Bond Portfolio                                 143,177            570,518
      U.S. Government/High Grade Securities Portfolio     3,387,088          3,554,607
      Global Dollar Government Portfolio                    380,706            593,435
      North American Government Income Portfolio          1,748,821          1,972,878
      Utility Income Portfolio                            2,107,388          1,678,443
      Conservative Investors Portfolio                    1,170,953          1,861,141
      Growth Investors Portfolio                            444,209          1,706,458
      Growth Portfolio                                   10,886,514          6,499,533
      Total Return Portfolio                              1,880,137          1,809,752
      Worldwide Privatization Portfolio                   2,486,364          1,441,866
      Technology Portfolio                               17,902,317          8,279,718
      Quasar Portfolio                                    6,751,299          8,588,158
      Real Estate Investment Portfolio                      519,639            550,341
      High Yield Portfolio                                2,649,732          1,137,829
Dreyfus Fund:
      Stock Index Fund                                    1,130,457            257,399
      Zero Coupon 2000 Portfolio                              2,731              7,314
      Small Company Stock Portfolio                          98,573             14,665
Fidelity Trust:
      Money Market Portfolio                              3,113,079          2,223,211
      Asset Manager Portfolio                               430,929            196,008
      Growth Portfolio                                    1,358,627            206,871
      High Income Portfolio                                 219,651            106,341
      Investment Grade Bond Portfolio                       158,491            205,490
      Overseas Portfolio                                     12,135             36,356
      Contrafund Portfolio                                  262,408              4,575
Merrill Lynch Fund:
      Basic Value Focus Fund                                 68,797                 48
      Developing Capital Markets Fund                         9,900                  2
      Global Growth Focus Fund                               12,191                 48
      Global Strategy Focus Fund                             46,799                  7
      High Current Income Fund                               30,464                 44
      International Equity Focus Fund                        27,183                 78
      Prime Bond Fund                                        45,261                  7
      Quality Equity Fund                                    13,583                 46
Mitchell Hutchins Trust:
      Balanced Portfolio                                     36,262                165
      Global Income Portfolio                                29,696                307
      High Income Portfolio                                  43,593                407
      Growth & Income Portfolio                              10,689                178
      Tactical Allocation Portfolio                         415,979              9,838
Van Eck Trust:
      Worldwide Hard Assets Fund                             15,216             24,321
      Worldwide Emerging Markets Fund                         8,535                 37
WP&G Tomorrow Fund:
        Tomorrow Short Term Portfolio                        20,105             28,292
        Tomorrow Medium Term Portfolio                       10,811             15,695
        Tomorrow Long Term Portfolio                          3,653             13,693

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                              VARIABLE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases of Investments

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                         Cost of           Proceeds
                                                       Purchases          From Sales
Shares of
AIM Fund:
      Capital Appreciation Fund                           $ 300,923           $ 80,358
      International Equity Fund                             271,850            109,140
Alliance Fund:
      Money Market Portfolio                             34,467,424         31,201,259
      Premier Growth Portfolio                           17,691,740          8,310,070
      Growth & Income Portfolio                          20,704,896         11,093,035
      International Portfolio                             2,594,798          1,623,872
      Short-Term Multi-Market Portfolio                   1,039,093            628,913
      Global Bond Portfolio                                 778,368            520,428
      U.S. Government/High Grade Securities Portfolio     4,135,883          1,809,383
      Global Dollar Government Portfolio                  1,034,685          1,195,989
      North American Government Income Portfolio          3,727,562          2,801,217
      Utility Income Portfolio                            2,542,915          2,159,367
      Conservative Investors Portfolio                    2,172,662          2,016,437
      Growth Investors Portfolio                          2,018,942            631,274
      Growth Portfolio                                    9,183,431          7,545,219
      Total Return Portfolio                              3,869,293          3,190,630
      Worldwide Privatization Portfolio                   2,687,998          2,128,872
      Technology Portfolio                                4,766,616          5,422,293
      Quasar Portfolio                                    6,610,085          2,507,145
      Real Estate Investment Portfolio                    1,491,475          1,200,746
      High Yield Portfolio                                2,623,715            913,067
Dreyfus Fund:
      Stock Index Fund                                    1,269,080            268,860
      Zero Coupon 2000 Portfolio                              2,906                780
      Small Company Stock Portfolio                         136,909             20,729
Fidelity Trust:
      Money Market Portfolio                              4,600,087          3,965,439
      Asset Manager Portfolio                               743,760            353,939
      Growth Portfolio                                    1,279,115            312,684
      High Income Portfolio                                 351,217             92,898
      Investment Grade Bond Portfolio                       549,819            157,038
      Overseas Portfolio                                     96,728            199,482
      Contrafund Portfolio                                  296,455             96,972
Van Eck Trust:
      Worldwide Hard Assets Fund                             18,093             66,146
      Worldwide Balanced Fund                               131,996            680,369
      Worldwide Emerging Markets Fund                        65,406             45,061
WP&G Tomorrow Fund:
        Tomorrow Short Term Portfolio                        16,801             72,411
        Tomorrow Medium Term Portfolio                        7,882              1,764
        Tomorrow Long Term Portfolio                         15,638              9,508

                                     PART C
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

(a)      Financial Statements

(b)      Exhibits

1. Certificate of Resolution for American International Life Assurance Company of New York dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.*

2.   N/A

3. (a) Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

     (b) Broker/Dealer Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

     (c)  Selling  Agreement  between  American   International  Life  Assurance
          Company of New York, AIG Life Insurance Company and AIG Equity Sales Corporation, dated October 1998*

     (d) Distribution Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;*

     (e) Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Variable Products Series Fund and Alliance Capital Management, L.P., dated June 11, 1991*

4. (a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649 - 4/87)*

     (b)  Form of Individual Variable Annuity Policy (21VAN0896NY)*

     (c)  Form of Group Variable Annuity Policy (21GVAN897NY)*

     (d)  Form of Variable Annuity Certificate of Coverage(26GVAN897NY)*

5.   (a) Form of Single Premium Variable Annuity application (52971 11/96)*

     (b)  Form of Group Variable Annuity application (24GVAN897)*

6. (a) By-Laws of American International Life Assurance Company of New York as amended on 3/25/75;*

     (b) Certificate of Incorporation of American International Life Assurance Company of New York, dated March 5, 1962;*

     (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*

     (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*

     (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*

     (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*

     (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991*

(7)  N/A

(8) Delaware Valley Financial Services, Inc. Administrative Agreement, appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

(9)  Opinion and Consent of Counsel (filed electronically herewith).

(10)(a) Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (filed electronically herewith)

     (b)Consent of Independent Accountants (filed electronically herewith).

(11) N/A

(12) N/A

(13) Performance Data #

         (14)(a)  Powers of Attorney **

          (b)  Power of Attorney of Paul S. Bell (filed electronically herewith)

          (c) Power of Attorney of Michele L. Abruzzo (filed electronically herewith)

          (d) Power of Attorney of Robinson K. Nottingham (filed electronically herewith)

          (e) Power of Attorney of Edmund Sze-Wing Tse (filed electronically herewith)

          (f) Power of Attorney of Elizabeth M. Tuck (filed electronically herewith)

          (g)  Power of Attorney of John Oehmke (filed electronically herewith)

* Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170), filed on October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 33-90686) filed on May 2, 1997.

# Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

Item 25.  Directors and Officers of the Depositor.

The following are the Principal Officers and Directors of the Company:

Officers:

Name and Principal                   Position and Offices
Business Address                     with the Company

Michele L. Abruzzo                   Director, Senior Executive Vice President
80 Pine Street
New York, New York 10005

James A. Bambrick                    Senior Vice President
One Alico Plaza
600 King Street
Wilmington, DE 19801

Paul S. Bell                         Director, Senior Vice President,
One Alico Plaza                      Chief Actuary
600 King Street
Wilmington, DE 19801

Marion E. Fajen                      Director
5608 N. Waterbury Road
Des Moines, IA  50312

Partick J. Foley                     Director
Donovan, Perry, Carbon
   McDermit & Radzil
Wall Street Plaza
88 Pine Street
New York, NY  10005

Cecil C. Gamwell, III                Director
419 West Beach Road
Charleston, RI  02813

Maurice R. Greenberg                 Director
70 Pine Street
New York, New York 10270

Jack R. Harnes                       Director
70 Pine Street
New York, New York 10270

John Iniss Howell                    Director
Indian Rock Corporation
263 Glenville Road, 2nd Floor

Greenwich, CT  06831

Jeffrey M. Kestenbaum                Executive Vice President
80 Pine Street

New York, New York 10005

Jerome T. Muldowney                  Director, Senior Vice  President
175 Water Street
New York, New York 10038

Edward E. Matthews                   Senior Vice President - Finance
70 Pine Street
New York, New York 10270

Robinson Kendall Nottingham          Director, Chairman of the Board
One Alico Plaza
600 King Street
Wilmington, DE 19801

John Oehmke                          Chief Financial Officer, Vice President
One Alico Plaza
600 King Street
Wilmington, DE 19801

Nicholas A. O'Kulich                 Director, Vice  Chairman, Treasurer
70 Pine Street
New York, New York 10270

Edmund Sze-Wing Tse                  Director
70 Pine Street

New York, New York 10270

Elizabeth M. Tuck                    Secretary - Corporate
70 Pine Street
New York, New York 10270

Kenneth D. Walma                     Vice President, General Counsel
One Alico Plaza
600 King Street
Wilmington, DE  19801

Gerald W. Wyndorf                    Director, Chief Executive Officer,
80 Pine Street                       President
New York, New York 10005

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to the Form 10-K, Exhibit 21 filed by American International Group (parent of registrant) for the year ended December 31, 1999.

Item 27.  Number of Contractowners

Not applicable.

Item 28.  Indemnification

Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171).

Item 29.  Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal Business Address*    Positions and Offices with Underwriter

Michele L. Abruzzo            Director, Vice President, Compliance
                              Officer   - Variable
                              Life

Kevin Clowe                   Director and Vice President
Ernest T. Patrikis            Director
Ronald Alan Latz              Director, Vice President and Financial Operations
                              Principal
Jerome Thomas Muldowney       Director
Helen Stefanis                Director and President
Martinnette J. Witrick        Vice President and Compliance Officer
Kenneth F. Judkowitz          Vice President
Elizabeth M. Tuck             Secretary

*    Business address is 70 Pine Street, New York, New York 10270.

(c)                        Net
       Name of             Underwriting         Compensation
       Principal           Discounts and        on                   Brokerage
       Underwriter         Commission           Redemption           Commissions        Compensation

       AIG Equity                $0                   $0                $0               $0
       Sales Corp.

Item 30.  Location of Accounts and Records.

Kenneth F. Judkowitz, Vice President of American International Life Assurance Company of New York, whose address is 70 Pine Street, New York, New York 10270, maintains physical possession of the accounts, books, or documents of Variable Account A required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services.

Not applicable.

Item 32.  Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

(e) Registrant represents that the fees and charges deducted under the contracts offered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 28th day of April, 2000.

                               Variable Account A

                               By:  American International Life Assurance
                                    Company of New York

                                        /s/ Kenneth D. Walma
                               By:  _______________________________
                                        Kenneth D. Walma,
                                        Vice President and General Counsel


                               American International Life Assurance
                               Company of New York


                                        /s/ Kenneth D. Walma
                               By:  ________________________________
                                        Kenneth D. Walma,
                                        Vice President and General Counsel

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                            Date

Michele L. Abruzzo*             Senior Executive Vice            April 28, 2000
-------------------             President, Director
Michele L. Abruzzo

Paul S. Bell*                   Chief Actuary, Senior            April 28, 2000
-------------                   Vice President, Director
Paul S. Bell

Marion E. Fajen*                Director                         April 28, 2000
---------------
Marion E. Fajen

Patrick J. Foley*               Director                         April 28, 2000
----------------
Patrick J. Foley

Cecil C. Gamwell, III*          Director                         April 28, 2000
---------------------
Cecil C. Gamwell, III

M.R. Greenberg*                 Director                         April 28, 2000
---------------
M.R. Greenberg

Jack R. Harnes*                 Director                         April 28, 2000
--------------
Jack R. Harnes

John Iniss Howell*              Director                         April 28, 2000
-----------------
John Iniss Howell

Edward. E. Matthews*            Senior Vice President,           April 28, 2000
--------------------            Director
Edward E. Matthews

Jerome T. Muldowney*            Senior Vice President,           April 28, 2000
-------------------             Director
Jerome T. Muldowney

Robinson Kendall Nottingham*    Chairman of the Board            April 28, 2000
----------------------------    of Directors, Director
Robinson Kendall Nottingham

John Oehmke*                    Vice President, Chief Financial  April 28, 2000
------------                    Officer
John Oehmke

Nicholas A. O'Kulich*           Vice Chairman, Treasurer,        April 28, 2000
---------------------           Director
Nicholas A. O'Kulich

Edmund Sze-Wing Tse*            Director                         April 28, 2000
--------------------
Edmund Sze-Wing Tse

Elizabeth M. Tuck*              Secretary                        April 28, 2000
------------------
Elizabeth M. Tuck

Gerald W. Wyndorf*              Director                         April 28, 2000
------------------
Gerald W. Wyndorf

*By: /s/ Kenneth D. Walma

         ----------------------
         Kenneth D. Walma,
         Attorney in Fact

                                INDEX TO EXHIBITS

Exhibit

 (9)     Opinion and Consent of Counsel

(10)(i)  Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP

(10)(ii) Consent of Independent Accountants

(14) (b) Power of Attorney of Paul S. Bell

     (c)  Power of Attorney of Michele L. Abruzzo (

     (d)  Power of Attorney of Robinson K. Nottingham

     (e)  Power of Attorney of Edmund Sze-Wing Tse

     (f)  Power of Attorney of Elizabeth M. Tuck

     (g)  Power of Attorney of John Oehmke